                                                       Registration No.  2-49887
                                                            File No.  811-2454

                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC 20549

                                  FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    [X]

Pre-Effective Amendment No. __                                            [X ]

Post-Effective Amendment No. 68                                          [   ]

                                    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANYACT OF 1940             [X]

Amendment No. 37                                                           [X]

                     OPPENHEIMER MONEY MARKET FUND, INC.
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              (Exact Name of Registrant as Specified in Charter)

            6803 South Tucson Way, Centennial, Colorado 80112-3924
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             (Address of Principal Executive Offices) (Zip Code)

                                (303) 768-3200
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             (Registrant's Telephone Number, including Area Code)

                             Robert G. Zack, Esq.
                            OppenheimerFunds, Inc.
Two World Financial Center, 225 Liberty Street-11th Floor, New York, New York
                                  10218-1008
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                   (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):
     [   ] immediately upon filing pursuant to paragraph (b)
     [   ] on _________ pursuant to paragraph (b)
     [   ] 60 days after filing pursuant to paragraph (a)(1)
     [X]   on November 28, 2005 pursuant to paragraph (a)(1)
     [   ] 75 days after filing pursuant to paragraph (a)(2)
     [   ] on _______________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[   ] This  post-effective  amendment  designates a new  effective  date for a previously filed post-effective amendment.

Oppenheimer
Money Market Fund, Inc.

Prospectus dated November 28, 2005

                                         Oppenheimer  Money Market Fund, Inc. is
                                         a  money  market   mutual   fund.   Its
                                         objective   is  to  seek  the   maximum
                                         current income that is consistent  with
                                         stability   of   principal.   The  Fund
                                         invests  in  short-term,   high-quality
                                         "money market" instruments.

                                               This     Prospectus      contains
                                         important  information about the Fund's
                                         objective,   its  investment  policies,
                                         strategies and risks.  It also contains
                                         important  information about how to buy
                                         and sell  shares  of the Fund and other
                                         account  features.   Please  read  this
                                         Prospectus  carefully before you invest
                                         and keep it for future  reference about
                                         your account.
As with all mutual funds, the
Securities and Exchange Commission has
not approved or disapproved the Fund's
securities nor has it determined that
this Prospectus is accurate or
complete. It is a criminal offense to
represent otherwise.

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CONTENTS

            ABOUT THE FUND

            The Fund's Investment Objective and Principal Strategies

            Main Risks of Investing in the Fund

            The Fund's Past Performance

            Fees and Expenses of the Fund

            About the Fund's Investments

            How the Fund is Managed

            ABOUT YOUR ACCOUNT

            How to Buy Shares
            Class A
            Class Y

            Special Investor Services
            AccountLink
            PhoneLink
            OppenheimerFunds Internet Website
            Retirement Plans

            How to Sell Shares

            By Checkwriting
            By Mail
            By Telephone

            How to Exchange Shares

            Shareholder Account Rules and Policies

            Dividends and Taxes

            Financial Highlights

10

ABOUT THE FUND

The Fund's Investment Objective and Principal Strategies

WHAT IS THE  FUND'S  INVESTMENT  OBJECTIVE?  The  Fund's  objective  is to seek the  maximum current income that is consistent with stability of principal.

WHAT DOES THE FUND INVEST IN? The Fund is a money  market  fund.  It invests in a variety of high-quality  money  market  instruments  to  seek  income.  Money  market  instruments  are
short-term  debt  instruments   issued  by  the  U.S.   government,   domestic  and  foreign
corporations and financial institutions and other entities.  They include, for example, bank obligations,  repurchase agreements,  commercial paper, other corporate debt obligations and government debt obligations.

      To be  considered  "high-quality,"  generally  they  must be  rated  in one of the two highest credit-quality categories for short-term securities by nationally-recognized  rating services.  If unrated,  a security must be determined by the Fund's investment manager to be of comparable quality to rated securities.

WHO IS THE FUND  DESIGNED FOR? The Fund is designed for investors who want to earn income at current money market rates while preserving the value of their investment,  because the Fund tries to keep its share price stable at $1.00.  Income on short-term  securities tends to be lower than income on longer term debt  securities,  so the Fund's yield will likely be lower than the yield on longer-term  fixed income funds.  The Fund also offers easy access to your money through checkwriting and wire redemption privileges.  The Fund does not invest for the purpose of seeking capital appreciation or gains and is not a complete investment program.

Main Risks of Investing in the Fund

      All  investments  carry risks to some degree.  The Fund's  investments  are subject to changes in their value from a number of  factors,  described  below.  There is also the risk that the value of your investment  could be eroded over time by the effects of inflation and that poor security selection by the Fund's investment Manager, OppenheimerFunds,  Inc., will cause the Fund to underperform other funds having similar objectives.

      There  are  risks  that  any of the  Fund's  holdings  could  have its  credit  rating downgraded,  or the issuer could default, or that interest rates could rise sharply, causing the value of the Fund's  investments (and its share price) to fall. As a result,  there is a risk that the Fund's shares could fall below $1.00 per share.

      An  investment  in the  Fund is not  insured  or  guaranteed  by the  Federal  Deposit
Insurance  Corporation or any other government  agency.  Although the Fund seeks to preserve the value of your  investment at $1.00 per share,  it is possible to lose money by investing in the  Fund.  If there is a high  redemption  demand  for the  Fund's  shares  that was not anticipated, portfolio securities might have to be sold prior to their maturity at a loss.

The Fund's Past Performance

      The bar chart and table below show one measure of the risks of  investing in the Fund, by showing changes in the Fund's  performance (for its Class A shares) from year to year for the last 10 calendar  years and by showing the average  annual total  returns for the 1-, 5-
and 10- year periods.  Variability  of returns is one measure of the risks of investing in a money  market fund.  The Fund's past  investment  performance  does not predict how the Fund will perform in the future.

Annual Total Returns (Class A) (as of 12/31 each year)

[See appendix to prospectus for annual total return data for bar chart.]

For the period from 1/1/05 through  6/30/05,  the cumulative  return for Class A shares (not annualized)  was ___%.  During the period  shown in the bar chart,  the highest  return (not annualized)  for a calendar  quarter  was ____%  (___ and __ Qtr '__) and the lowest  return
(not annualized) for a calendar quarter was ___% (___ Qtr `___).

--------------------------------------------------------------------------------
Average  Annual  Total  Returns  for
the periods                             1 Year        5 Years       10 Years

ended December 31, 2004(1)

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Class A Shares                           ___%          ____%          ____%

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The  returns  measure  the  performance  of a  hypothetical  account  and  assume  that  all distributions have been reinvested in additional shares.
1. Class Y shares were not publicly offered during the period shown.
The total returns are not the Fund's current yield.  The Fund's yield more closely  reflects the Fund's current earnings.  To obtain the Fund's current 7-day yield  information,  please call the Transfer Agent toll-free at 1.800.CALL OPP (225.5677).

Fees and Expenses of the Fund

      The  following  tables are provided to help you  understand  the fees and expenses you may pay if you buy and  hold  shares  of the  Fund.  The Fund  pays a  variety  of  expenses directly for management of its assets,  administration  and other  services.  Those expenses are  subtracted  from the Fund's  assets to calculate the Fund's net asset values per share.
All  shareholders  therefore pay those expenses  indirectly.  The numbers below are based on the Fund's expenses during its fiscal year ended July 31, 2005.

Shareholder  Fees.  The Fund does not charge any  initial  sales  charge to buy shares or to reinvest  dividends.  There  are no  exchange  fees or  redemption  fees  and no  contingent deferred  sales charges  (unless you buy Fund shares by  exchanging  Class A shares of other
Oppenheimer  funds that were purchased  subject to a contingent  deferred  sales charge,  as described in "How to Sell Shares").

Annual Fund Operating Expenses (deducted from Fund assets):
(% of average daily net assets)

----------------------------------------------------------------------------------
                                               Class A             Class Y
                                               -------             -------
                                               Shares               Shares
                                               ------               ------
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Management Fees                                 ____%               ____%

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Distribution (12b-1) Fees                       None                 None
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Other Expenses                                  ____%               ____%

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Total Annual Operating Expenses                 ____%               ____%

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   Expenses may vary in future years. "Other Expenses" include transfer agent fees, custodial fees, and accounting and legal expenses paid by the Fund. The Transfer Agent has voluntarily undertaken to the Fund to limit the transfer agent fees to 0.35% for
   Class A shares and 0.10% for Class Y shares of average daily net assets per fiscal year for each class. That undertaking may be amended or withdrawn at any time. For the Fund's fiscal year ended July 31, 2004, the transfer agent fees did not exceed the expense limitation.

EXAMPLE.  The following example is intended to help you compare the cost of investing in the
Fund with the cost of investing in other mutual funds.

      The  example  assumes  that you  invest  $10,000  in  shares  of the Fund for the time periods  indicated  and then  redeem  all of your  shares at the end of those  periods.  The example  also  assumes  that your  investment  has a 5% return each year and that the Fund's operating  expenses  remain  the same.  Your  actual  costs may be higher or lower,  because expenses will vary over time. Based on these  assumptions your expenses would be as follows, whether or not you redeem your investment at the end of each period:

--------------------------------------------------------------------------------------
                    1 Year         3 Years            5 Years           10 Years
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

    Class A          $___            $___              $___               $___

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

    Class Y          $___            $___              $___               $___

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About the Fund's Investments

THE FUND'S  PRINCIPAL  INVESTMENT  POLICIES AND RISKS.  The Fund invests in short-term money market securities  meeting quality  standards  established by its Board of Directors as well as rules that apply to money  market  funds under the  Investment  Company Act of 1940.  The
Statement of Additional  Information  contains more  detailed  information  about the Fund's investment policies and risks.

      The  Manager  tries to  reduce  risks by  diversifying  investments  and by  carefully researching  investments before they are purchased.  The rate of the Fund's income will vary from day to day, generally  reflecting  changes in overall short-term  interest rates. There is no assurance that the Fund will achieve its investment objective.

What Does the Fund Invest In? Money market  instruments  are  high-quality,  short-term debt instruments.  They may have fixed,  variable or floating  interest  rates.  All of the
      Fund's  money  market   investments   must  meet  the  special  quality  and  maturity
      requirements  set under the  Investment  Company Act and the special  standards set by the Fund's Board,  described  briefly below.  The following is a brief  description of the types of money market securities the Fund may invest in.
   o  U.S.  Government  Securities.  These include  obligations  issued or guaranteed by the
      U.S.  Government  or  any  of its  agencies  or  instrumentalities.  Some  are  direct obligations of the U.S.  Treasury,  such as Treasury bills,  notes and bonds,  and are supported  by the full faith and credit of the United  States.  Other U.S.  government securities,  such as  pass-through  certificates  issued  by the  Government  National
      Mortgage  Association (Ginnie Mae), are also supported by the full faith and credit of the U.S. government.  Some government  securities agencies or instrumentalities of the
      U.S.  government  are  supported  by the right of the  issuer to borrow  from the U.S.
      Treasury,  such as securities of Federal National Mortgage  Association  (Fannie Mae).
      Others  may  be  supported  only  by  the  credit  of  the  instrumentality,  such  as obligations of Federal Home Loan Mortgage Corporation (Freddie Mac).
   o  Bank  Obligations.  The  Fund can buy  time  deposits,  certificates  of  deposit  and bankers'  acceptances.  These obligations must be denominated in U.S. dollars, even if issued by a foreign bank.
   o  Commercial  Paper.  Commercial paper is a short-term,  unsecured  promissory note of a domestic  or foreign  company or other  financial  firm.  The Fund may buy  commercial paper only if it matures in nine months or less from the date of purchase.
   o  Corporate Debt  Obligations.  The Fund can invest in other  short-term  corporate debt obligations,  besides commercial paper, that at the time of purchase by the Fund meets the Fund's quality standards, described below.
   o  Other Money Market Obligations.  The Fund may invest in money market obligations other than those listed above if they are subject to repurchase  agreements or guaranteed as to their  principal  and  interest  by a  corporation  whose  commercial  paper may be purchased by the Fund or by a domestic  bank.  The bank must meet credit  criteria set by the Fund's Board of Directors.

      Additionally,  the Fund may buy  other  money  market  instruments  that its  Board of
Directors  approves  from  time to time.  They  must be U.S.  dollar-denominated  short-term investments that the Board must determine to have minimal credit risks.

      Currently,  the Board has approved the purchase of  dollar-denominated  obligations of foreign banks  (payable in the U.S. or in other  approved  locations),  floating or variable rate demand notes, asset-backed securities,  and bank loan participation  agreements.  Their purchase  may be  subject  to  restrictions  adopted  by the Board  from time to time.  That limitation does not apply to securities issued by foreign branches of U.S. banks.

WHAT CREDIT QUALITY AND MATURITY  STANDARDS  APPLY TO THE FUND'S  INVESTMENTS?  Money market instruments  are  subject to credit  risk,  the risk that the issuer  might not make  timely payments of interest on the  security or repay  principal  when it is due.  The Fund may buy only  those  investments  that  meet  standards  set by the  Board of  Directors  and in the
Investment  Company Act for money  market  funds.  The Fund's  Board has adopted  evaluation procedures for the Fund's  portfolio,  and the Manager has the  responsibility  to implement those procedures when selecting investments for the Fund.

      In general,  the Fund buys only  high-quality  investments  that the Manager  believes present minimal credit risk at the time of purchase. "High-quality" investments are:
   o  rated in one of the two highest  short-term  rating  categories of two national rating organizations, or
   o  rated by one rating  organization in one of its two highest rating categories (if only one rating organization has rated the investment), or
   o  unrated  investments,  subject  to  review  by the  Fund's  Board,  that  the  Manager determines are comparable in quality to the two highest rating categories.

      The procedures  also limit the amount of the Fund's assets that can be invested in the
securities  of  any  one  issuer  (other  than  the  U.S.   government,   its  agencies  and
instrumentalities),  to spread the Fund's investment risks.  Generally a security's maturity must not exceed 397 days.  Finally,  the Fund must maintain an average portfolio maturity of not more than 90 days, to reduce interest rate risks.

CAN THE FUND'S INVESTMENT  OBJECTIVE AND POLICIES CHANGE. The Board of Directors of the Fund
may change  non-fundamental  policies without  shareholder  approval,  although  significant changes will be described in amendments to this Prospectus.  Fundamental  policies cannot be changed  without the approval of a majority of the Fund's  outstanding  voting  shares.  The
Fund's investment  objective is a fundamental policy. Some investment  restrictions that are fundamental  policies are listed in the Statement of Additional  Information.  An investment policy is not fundamental unless this Prospectus or the Statement of Additional  Information says that it is.

OTHER  INVESTMENT  STRATEGIES.  To seek its objective,  the Fund can also use the investment techniques and strategies  described below. The Fund might not always use all of them. These techniques  involve  risks,  although  some of them  are  designed  to help  reduce  overall
investment  or  market  risks.  The  Statement  of  Additional   Information  contains  more
information about some of these practices.

Floating  Rate/Variable  Rate Notes.  The Fund can purchase  notes with floating or variable interest rates.  Variable rates are adjustable at stated periodic intervals.  Floating rates are adjusted  automatically  according to a specified  market rate or benchmark, such as the prime rate of a bank.  If the maturity of a note is greater than 397 days, it may be  purchased  only if it has a demand  feature.  That  feature must permit the
      Fund to recover the principal  amount of the note on not more than thirty days' notice at any time, or at specified times not exceeding 397 days from purchase.
Obligations  of Foreign  Banks and Foreign  Branches of U.S.  Banks.  The Fund can invest in
      U.S.  dollar-denominated  securities  of foreign banks that are payable in the U.S. or in other locations  approved by the Fund's Board.  It can also buy  dollar-denominated securities of foreign  branches of U.S. banks.  These securities have investment risks different from obligations of domestic  branches of U.S. banks.  Risks that may affect the bank's ability to pay its debt include:
   o  political  and  economic  developments  in the  country in which the bank or branch is located,
   o  imposition of withholding taxes on interest income payable on the securities,
   o  seizure or nationalization of foreign deposits,
   o  the establishment of exchange control regulations, and
   o  the  adoption  of other  governmental  restrictions  that might  affect the payment of principal and interest on those securities.

      Additionally,  not all of the U.S. and state banking laws and  regulations  that apply to domestic banks and that are designed to protect  depositors and investors  apply to foreign branches of domestic banks.  None of those U.S. and state regulations apply to foreign banks.
Bank  Loan  Participation  Agreements.  The  Fund  can  invest  in bank  loan  participation agreements.  They provide the Fund an undivided interest in a loan made by the issuing bank in the proportion the Fund's interest bears to the total principal  amount of the
      loan.  In  evaluating  the  risk  of  these   investments,   the  Fund  looks  to  the
      creditworthiness  of the borrower or guarantor that is obligated to make principal and interest payments on the loan. Because the participation  agreements are not rated the
      Fund will make the  determination  that the  borrower  or  guarantor  has  received  a short-term  rating on a class of debt obligations (or any debt obligation  within that class) that is  comparable  in priority and security  with the  underlying  loan.  The
      Fund's  investments  in bank loan  participation  agreements  will be  subject  to the
      Fund's limits on investments and illiquid securities.
Asset-Backed  Securities.  The  Fund can  invest  in  asset-backed  investments.  These  are fractional  interests in pools of consumer  loans and other trade  receivables,  which are the obligations of a number of different  parties.  The income from the underlying pool is passed through to investors, such as the Fund.

      These  investments  might be  supported by a credit  enhancement,  such as a letter of credit, a guarantee or a preference right.  However, the credit enhancement  generally applies only to a fraction of the security's  value. If the issuer of the security has no security interest in the related collateral,  there is the risk that the Fund could lose money if the issuer defaults.
Repurchase  Agreements.  The Fund may enter  into  repurchase  agreements.  In a  repurchase transaction,  the Fund buys a security and  simultaneously  sells it to the vendor for delivery  at a  future  date.  Repurchase  agreements  must be  fully  collateralized.
      However,  if the vendor fails to pay the resale price on the delivery  date,  the Fund may incur costs in disposing of the collateral  and may experience  losses if there is any  delay  in its  ability  to do so.  The  Fund  will not  enter  into a  repurchase agreement  that will cause more than 10% of its net assets to be subject to repurchase agreements  maturing  in more  than 7 days.  There is no limit  on the  amount  of the
      Fund's net assets that may be subject to repurchase agreements of 7 days or less.
Illiquid and Restricted Securities.  Investments may be illiquid because they do not have an active trading  market,  making it difficult to value them or dispose of them promptly at an acceptable price.  Restricted  securities may have terms that limit their resale to other investors or may require  registration  under  applicable  securities  before they can be sold  publicly.  The Fund will not invest  more than 10% of its net assets in illiquid or restricted securities.  That limit does not apply to certain restricted securities  that are eligible for resale to qualified  institutional  purchasers.  The
      Manager  monitors  holdings of illiquid  securities  on an ongoing  basis to determine whether to sell any holdings to maintain adequate  liquidity.  Difficulty in selling a security may result in a loss to the Fund or additional costs.

PORTFOLIO HOLDINGS. The Fund's portfolio holdings are included in semi-annual and annual reports that are distributed to shareholders of the Fund within 60 days after the close of the period for which such report is being made. The Fund also discloses its portfolio holdings in its Statements of Investments on Form N-Q, which are filed with the SEC no later than 60 days after the close of its first and third fiscal quarters.
      These required filings are publicly available at the SEC. Therefore, portfolio holdings of the Fund are made publicly available no later than 60 days after the close of each of the Fund's fiscal quarters.

      A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Fund's Statement of Additional
      Information.

How the Fund is Managed

THE  MANAGER.  The  Manager  chooses  the Fund's  investments  and  handles  its  day-to-day business.  The Manager  carries out its duties,  subject to the policies  established by the
Fund's  Board  of  Directors,  under an  investment  advisory  agreement  which  states  the
Manager's  responsibilities.  The  agreement  sets the fees the Fund pays to the Manager and describes the expenses that the Fund is responsible to pay to conduct its business.

      The Manager has operated as an investment  advisor since January 1960. The Manager and its  subsidiaries  and  affiliates  managed  more than $180 billion in assets as of June 30,
2005, including other Oppenheimer funds with more than 7 million shareholder  accounts.  The
Manager is located at Two World Financial Center, 225 Liberty Street,  11th Floor, New York,
NY 10281-1008.

Advisory  Fees.  Under the  Investment  Advisory  Agreement,  the Fund pays the  Manager  an advisory fee at an annual rate that declines on  additional  assets as the Fund grows:
      0.45% of the first  $500  million of  aggregate  net  assets,  0.425% of the next $500 million of net assets,  0.40% of the next $500  million of net  assets,  0.375% of the next $1.5 billion of net assets,  and 0.35% of average  annual net assets in excess of
      $3.0 billion.  The Fund's  management  fee for the fiscal year ended July 31, 2004 was
      ___% of the Fund's average annual net assets for each class.

       A discussion  regarding the basis for the Board of Directors'  approval of the Fund's investment  advisory  contract  is  available  in  the  Fund's  Annual  Report  to the shareholders for the year ended July 31, 2005

Portfolio Managers.  The Fund's portfolio is managed by Barry D. Weiss and Carol E. Wolf who are primarily responsible for the day-to-day management of the Fund's investments.

      Ms. Wolf has been a manager of the Fund's portfolio since July 1998.  Ms. Wolf has been a Senior Vice President of the Manager since June 2000 and of HarbourView Asset
Management Corporation since June 2003 and is an officer of 4 other portfolios in the
OppenheimerFunds complex.  She was formerly Vice President of the Manager from June 1990 through June 2000.

       Mr. Weiss has been a manager of the Fund's portfolio since July 2001.  Mr. Weiss has been a Vice President of the Manager since July 2001 and of HarbourView Asset Management
Corporation since June 2003 and is an officer of 4 other portfolios in the OppenheimerFunds complex.  He was formerly Assistant Vice President and Senior Credit Analyst of the Manager
from February 2000 through June 2001.  Prior to joining the Manager in February 2000, he was Associate Director, Structured Finance, at Fitch IBCA Inc. from April 1998 through
February 2000.

      The Statement of Additional Information provides additional information about the
Portfolio Managers' compensation, other accounts they manage and their ownership of Fund shares.

Pending Litigation.  A consolidated  amended complaint has been filed as putative derivative and class actions against the Manager,  Distributor and Transfer Agent, as well as 51 of the
Oppenheimer  funds  (collectively the "funds") not including the Fund, 30 present and former
Directors  or  Trustees  and 8 present  and former  officers  of certain of the funds.  This complaint,  initially filed in the U.S. District Court for the Southern District of New York
on January  10,  2005 and amended on March 4, 2005,  consolidates  into a single  action and amends six individual  previously-filed  putative  derivative  and class action  complaints.
Like those prior  complaints,  the complaint alleges that the Manager charged excessive fees for  distribution  and  other  costs,  improperly  used  assets  of the funds in the form of directed brokerage  commissions and 12b-1 fees to pay brokers to promote sales of the funds, and failed to properly  disclose the use of fund assets to make those  payments in violation of the Investment  Company Act and the  Investment  Advisers Act of 1940.  Also,  like those prior complaints,  the complaint further alleges that by permitting and/or  participating in those actions,  the  Directors/Trustees  and the officers breached their fiduciary duties to
Fund  shareholders  under the Investment  Company Act and at common law. The complaint seeks unspecified compensatory and punitive damages,  rescission of the funds' investment advisory agreements,  an accounting of all fees paid, and an award of attorneys'  fees and litigation expenses.

      The defendants believe the claims asserted in these law suits to be without merit, and intend to defend the suits vigorously. The Manager and the Distributor do not believe that the pending actions are likely to have a material adverse effect on the Fund or on their ability to perform their respective investment advisory or distribution agreements with the Fund.

ABOUT YOUR ACCOUNT

How to Buy Shares

You  can  buy  shares   several  ways,   as  described   below.   The  Fund's   Distributor,
OppenheimerFunds  Distributor,  Inc., may appoint  servicing  agents to accept purchase (and redemption) orders. The Distributor,  in its sole discretion,  may reject any purchase order for the Fund's shares.

      The  Fund  intends  to be as  fully  invested  as  possible  to  maximize  its  yield.
Therefore,  newly-purchased  shares  normally  will  begin to  accrue  dividends  after  the
Distributor  accepts  your  purchase  order,  starting  on the  business  day after the Fund receives Federal Funds from your purchase payment.

Buying  Shares  Through  Your  Dealer.  You can buy shares  through  any  dealer,  broker or financial  institution  that has a sales agreement with the  Distributor.  Your dealer will  place your order with the  Distributor  on your  behalf.  A broker or dealer may charge for that service.

o     Guaranteed  Payment  Procedures.  Some  broker/dealers  may have arrangements with the
      Distributor to enable them to place purchase  orders for shares on a regular  business day and to guarantee that the Fund's  custodian bank will receive Federal Funds to pay for the shares by 2:00 P.M. on the next  regular  business  day. The shares will start to accrue dividends starting on the day the Federal Funds are received by 2:00 P.M.

Buying  Shares  Through  the  Distributor.   Complete  an  OppenheimerFunds   nNew  aAccount
      aApplication  and  return it with a check  payable to  "OppenheimerFunds  Distributor,
      Inc." Mail it to P.O. Box 5270,  Denver,  Colorado 80217. Your check should be in U.S.
      dollars and drawn on a U.S.  bank so that  dividends  will begin to accrue on the next regular  business day after the Distributor  accepts your purchase order. If you don't list a dealer on the  application,  the  Distributor  will act as your agent in buying the shares.  However,  we recommend that you discuss your  investment with a financial advisor before you make a purchase to be sure that the Fund is appropriate for you.

o     ?Paying by Federal Funds Wire.  Shares  purchased  through the Distributor may be paid for by Federal Funds wire.  The minimum  investment is $2,500.  Before sending a wire, call the Distributor's  Wire Department at 1.800.225.5677 to notify the Distributor of the wire and to receive further instructions.
o     Buying Shares Through  OppenheimerFunds  AccountLink.  With  AccountLink,  you pay for
      shares by electronic funds transfers from your bank account.  Shares are purchased for your  account by a transfer  of money from your bank  account  through  the  Automated
      Clearing House (ACH) system. You can provide those instructions  automatically,  under
      an  Asset  Builder  Plan,   described  below,  or  by  telephone   instructions  using
      OppenheimerFunds  PhoneLink,  also  described  below.  Please refer to  "AccountLink,"
      below for more details.  Dividends begin to accrue on shares purchased this way on the business day after the Fund receives the ACH payment from your bank.
o     ?Buying Shares Through Asset Builder Plans.  You may purchase  shares of the Fund (and up to four other Oppenheimer  funds)  automatically  each month from your account at a bank or other  financial  institution  under an Asset  Builder Plan with  AccountLink.
      Details  are  in the  Asset  Builder  Application  and  the  Statement  of  Additional
      Information.

WHAT IS THE MINIMUM  AMOUNT YOU MUST INVEST?  In most cases,  you can buy Fund shares with a minimum  initial  investment of $1,000 and make  additional  investments at any time with as little as $50. There are reduced minimums  available under the following special  investment plans:
o     If  you  establish   one  of  the  many  types  of   retirement   plan  accounts  that
      OppenheimerFunds  offers,  more fully described under "Special Investor Services," you can start your account with as little as $500.
o     By using  an  Asset  Builder  Plan or  Automatic  Exchange  Plan  (details  are in the
      Statement of Additional  Information),  or  government  allotment  plan,  you can make subsequent  investments (after making the initial investment of $500) for as little as
      $50.  For any type of account  established  under one of these plans prior to November
      1, 2002, the minimum additional investment will remain at $25.
o     The minimum  investment  requirement does not apply to reinvesting  dividends from the
      Fund  or  other  Oppenheimer  funds  (a  list  of them  appears  in the  Statement  of
      Additional  Information,  or you can ask your dealer or call the Transfer  Agent),  or reinvesting  distributions  from unit  investment  trusts that have made  arrangements with the Distributor.

AT WHAT PRICE ARE SHARES  SOLD?  Shares are sold at their  offering  price  which is the net asset value per share  without any initial  sales charge that  applies.  The net asset value per share will normally  maintain fixed at $1.00 per share.  However,  there is no guarantee the Fund will remain a stable net asset value of $1.00 per share.  The  offering  price that applies  to a purchase  order is based on the next  calculation  of the net asset  value per share that is made after the  Distributor  receives  the  purchase  order at its  offices in
Colorado, or after any agent appointed by the Distributor receives the order.

Net Asset  Value.  The Fund  calculates  the net asset  value of each class of shares of the
      Fund as of the close of the New York Stock  Exchange (the "NYSE") on each day the NYSE is open for trading  (referred to in this Prospectus as a "regular business day"). The
      NYSE normally  closes at 4:00 p.m.,  Eastern time, but may close earlier on some days.
      All references to time in this Prospectus mean "Eastern time."

      The net asset value per share is  determined  by dividing  the value of the Fund's net assets  attributable to a class by the number of shares that are outstanding.  Under a policy  adopted by the Fund's Board of  Directors,  the Fund uses the  amortized  cost method to value its securities.

      If, after the close of the  principal  market on which a security  held by the Fund is traded,  and before  the time the Fund's  securities  are  priced  that day,  an event occurs that the Manager  deems likely to cause a material  change in the value of such security,  the Fund's Board of Directors has  authorized  the Manager,  subject to the
      Board's review,  to ascertain a fair value for such security.  A security's  valuation may differ depending on the method used for determining value.

The Offering  Price.  To receive the offering price for a particular  day, in most cases the
      Distributor  or its  designated  agent  must  receive  your order by the time the NYSE closes  that day.  If your order is received on a day when the NYSE is closed or after it has closed,  the order will  receive  the next  offering  price that is  determined after your order is received.
Buying Through a Dealer.  If you buy shares  through a dealer,  your dealer must receive the order by the close of the Exchange and  transmit it to the  Distributor  so that it is received  before  the  Distributor's  close of  business  on a  regular  business  day
      (normally  5:00 p.m.) to receive  that day's  offering  price,  unless your dealer has made alternative arrangements with the Distributor.  Otherwise, the order will receive the next offering price that is determined.

WHAT CLASSES OF SHARES DOES THE FUND OFFER. The Fund offers investors two different  classes of  shares.  One class of shares is  considered  to be Class A shares  for the  purposes  of exchanging them or reinvesting  dividends among other Oppenheimer funds that offer more than one class of shares. The Class Y shares are offered only to certain institutional  investors that have special arrangements with the distributor.

Other Special Sales Charge  Arrangements  and Waivers.  The Funds and the Distributor  offer other  opportunities  to purchase  shares  without  front-end or contingent  deferred  sales charges  under  the  programs  described  below.  The Fund  reserves  the  right to amend or discontinue these programs at any time without prior notice.
o     Dividend  Reinvestment.  Dividends  and/or capital gains  distributions  received by a shareholder  from the Fund may be  reinvested  in  shares of the Fund or any of the other  Oppenheimer  funds without sales charge, at the net asset value per share in effect on the payable date.  You must notify the Transfer Agent in writing to elect
         this  option  and  must  have  an  existing   account  in  the  fund  selected  for
         reinvestment.

WHO CAN BUY CLASS Y SHARES?  Class Y shares  are sold at net asset  value per share  without sales charge directly to certain  institutional  investors that have special agreements with the  Distributor  for  this  purpose.  They  may  include  insurance  companies,  registered
investment  companies,   employee  benefit  plans  and  Section  529  plans,  among  others.
Individual investors cannot buy Class Y shares directly.

      An  institutional  investor that buys Class Y shares for its  customers'  accounts may impose  charges on those  accounts.  The  procedures  for buying,  selling,  exchanging  and transferring  the Fund's  Class A shares  (other than the time those orders must be received by the  Distributor  or Transfer  Agent at their  Colorado  office) and the special  account features  available  to  investors  buying  Class A shares  do not  apply to Class Y shares.
Instructions for buying,  exchanging or transferring Class Y shares must be submitted by the institutional investor, not by its customers for whose benefit the shares are held.

Special Investor Services

ACCOUNTLINK.  You can use our AccountLink  feature to link your Fund account with an account at a U.S. bank or other financial institution.  It must be an Automated Clearing House (ACH)
member. AccountLink lets you:
o     transmit  funds  electronically  to purchase  shares by  telephone  (through a service representative or by PhoneLink) or automatically under Asset Builder Plans, or
   o  have  the  Transfer  Agent  send  redemption   proceeds  or  transmit   dividends  and
      distributions  directly to your bank account.  Please call the Transfer Agent for more information.

      You may purchase shares by telephone only after your account has been established.  To purchase  shares in amounts up to  $250,000  through a  telephone  representative,  call the
Distributor at 1.800.225.5677. The purchase payment will be debited from your bank account.

      AccountLink  privileges  should be  requested  on your  Application  or your  dealer's settlement  instructions  if you buy your  shares  through a dealer.  After your  account is
established,   you  can  request  AccountLink  privileges  by  sending  signature-guaranteed instructions  and proper  documentation to the Transfer Agent.  AccountLink  privileges will apply to each  shareholder  listed in the  registration  on your  account as well as to your dealer of  record  unless  and  until  the  Transfer  Agent  receives  written  instructions terminating or changing those privileges.  After you establish AccountLink for your account, any change of bank account information must be made by signature-guaranteed  instructions to the Transfer Agent signed by all shareholders who own the account.

PHONELINK.  PhoneLink  is the  OppenheimerFunds  automated  telephone  system  that  enables shareholders to perform a number of account  transactions  automatically  using a touch-tone phone.  PhoneLink  may be used on  already-established  Fund  accounts  after  you  obtain a
Personal   Identification   Number  (PIN),   by  calling  the  special   PhoneLink   number,
1.800.225.5677.
Purchasing  Shares.  You may purchase  shares in amounts up to $100,000 by phone, by calling
      1.800.225.5677.  You must have  established  AccountLink  privileges to link your bank account with the Fund to pay for these purchases.
Exchanging Shares. With the  OppenheimerFunds  Exchange Privilege,  described below, you can
      exchange   shares   automatically   by  phone  from  your  Fund   account  to  another
      OppenheimerFunds   account  you  have  already  established  by  calling  the  special
      PhoneLink number.
Selling Shares.  You can redeem shares by telephone  automatically  by calling the PhoneLink number and the Fund will send the proceeds  directly to your AccountLink bank account.
      Please refer to "How to Sell Shares," below for details.

CAN YOU SUBMIT  TRANSACTION  REQUESTS BY FAX.  You may send  requests  for certain  types of account  transactions to the Transfer Agent by fax (telecopier).  Please call 1.800.225.5677 for  information  about which  transactions  may be handled this way.  Transaction  requests submitted  by fax are subject to the same rules and  restrictions  as written and  telephone requests described in this Prospectus.

OPPENHEIMERFUNDS  INTERNET  WEBSITE.  You can obtain  information about the Fund, as well as
your    account    balance,    on    the     OppenheimerFunds     Internet    website,    at
www.oppenheimerfunds.com.  Additionally,  shareholders  listed in the  account  registration
(and the  dealer of record)  may  request  certain  account  transactions  through a special section of that website.  To perform  account  transactions  or obtain  account  information online,  you must first obtain a user I.D. and password on that website.  If you do not want to have Internet account transaction  capability for your account,  please call the Transfer
Agent at  1.800.225.5677.  At times,  the website  may be  inaccessible  or its  transaction features may be unavailable.

AUTOMATIC  WITHDRAWAL AND EXCHANGE PLANS. The Fund has several plans that enable you to sell shares  automatically  or  exchange  them to another  OppenheimerFunds  account on a regular basis.  Please call the Transfer  Agent or consult the Statement of  Additional  Information for details.

REINVESTMENT  PRIVILEGE.  If you redeem some or all of your Fund shares that were  purchased by  reinvesting  dividends  from the  Fund or  another  Oppenheimer  funds  account  (except
Oppenheimer Cash Reserves) or by exchanging  shares from another  Oppenheimer  funds account on which you paid a sales  charge,  you have up to six months to reinvest all or part of the redemption  proceeds in Class A shares of other  Oppenheimer  funds  without  paying a sales charge.  This  privilege  does  not  apply to  class Y  shares.  You must be sure to ask the
Distributor for this privilege when you send your payment.

RETIREMENT  PLANS.  You may buy shares of the Fund for your retirement plan account.  If you participate  in a plan sponsored by your employer,  the plan trustee or  administrator  must buy the shares for your plan  account.  The  Distributor  also offers a number of  different retirement plans that individuals and employers can use:
Individual  Retirement  Accounts (IRAs.) These include regular IRAs, Roth IRAs,  Simple IRAs and rollover IRAs.
SEP-IRAs.  These are Simplified  Employee  Pensions Plan IRAs for small  business  owners or self-employed individuals.
403(b)(7)   Custodial  Plans.  These  are  tax-deferred  plans  for  employees  of  eligible tax-exempt organizations, such as schools, hospitals and charitable organizations.
401(k) Plans. These are special retirement plans for businesses.
Pension and Profit-Sharing  Plans. These plans are designed for businesses and self-employed individuals.

      Please call the Distributor  for  OppenheimerFunds  retirement  plan documents,  which include applications and important plan information.

How to Sell Shares

      You can sell  (redeem)  some or all of your shares on any regular  business  day. Your shares will be sold at the next net asset value  calculated  after your order is received in proper form (which  means that it must comply with the  procedures  described  below) and is accepted by the Transfer Agent.  The Fund lets you sell your shares by writing a letter,  by wire,  by using the Fund's  checkwriting  privilege,  or by  telephone.  You can also set up
Automatic  Withdrawal Plans to redeem shares on a regular basis. If you have questions about any of these procedures,  and especially if you are redeeming shares in a special situation, such as due to the death of the owner or from a  retirement  plan  account,  please call the
Transfer Agent first, at 1.800.225.5677, for assistance.

Certain Requests Require a Signature Guarantee.  To protect you and the Fund from fraud, the following  redemption  requests  must be in  writing  and  must  include  a  signature guarantee  (although  there  may be other  situations  that also  require a  signature guarantee):
   o  You wish to redeem more than $100,000 and receive a check.
   o  The  redemption  check  is not  payable  to all  shareholders  listed  on the  account statement.
   o  The redemption check is not sent to the address of record on your account statement.
   o  Shares are being transferred to a Fund account with a different owner or name.
   o  Shares are being redeemed by someone (such as an Executor) other than the owners.

Where Can You Have Your Signature Guaranteed.  The Transfer Agent will accept a guarantee of your signature by a number of financial institutions, including:
   o  a U.S. bank, trust company, credit union or savings association, or
   o  a foreign bank that has a U.S. correspondent bank,
   o  a U.S. registered dealer or broker in securities,  municipal  securities or government securities, or
   o  a  U.S.  national  securities  exchange,  a  registered  securities  association  or a clearing agency.

      If you are signing on behalf of a  corporation,  partnership or other business or as a fiduciary, you must also include your title in the signature.
Retirement   Plan   Accounts.   There  are   special   procedures   to  sell  shares  in  an
      OppenheimerFunds  retirement plan account.  Call the Transfer Agent for a distribution request form. Special income tax withholding  requirements apply to distributions from retirement  plans. You must submit a withholding form with your redemption  request to avoid  delay in  getting  your  money  and if you do not want  tax  withheld.  If your employer holds your  retirement plan account for you in the name of the plan, you must ask the plan trustee or  administrator  to request the sale of the Fund shares in your plan account.

Receiving  Proceeds  by Wire.  While the Fund  normally  sends your money by check,  you can arrange to have the  proceeds  of the shares you sell sent by Federal  Funds wire to a bank  account  you  designate.  It must be a  commercial  bank that is a member of the
      Federal  Reserve  wire  system.  The minimum  redemption  you can have sent by wire is
      $2,500.  There is a $10 fee for each  request.  To find out how to set up this feature on your account or to arrange a wire, call the Transfer Agent at 1.800.225.5677.

CHECKWRITING.  To write checks  against your Fund  account,  request that  privilege on your account application,  or contact the Transfer Agent for signature cards. They must be signed
(with a  signature  guarantee)  by all owners of the account  and  returned to the  Transfer
Agent so that checks can be sent to you to use.  Shareholders  with joint accounts can elect in writing to have checks paid over the signature of one owner.  If you previously  signed a
signature  card  to  establish   checkwriting  in  another  Oppenheimer  fund,  simply  call
1.800.225.5677  to  request  checkwriting  for  an  account  in  this  Fund  with  the  same registration as the other account.
   o  Checks can be written to the order of  whomever  you wish but may not be cashed at the bank the checks are payable through or the Fund's custodian bank.
   o  Checkwriting  privileges  are not  available  for  accounts  holding  shares  that are subject to a contingent deferred sales charge.
o     Checks must be written for at least $500.  Checks  written  below the stated amount on the check will not be accepted.  However,  if you have  existing  checks  indicating a
      $100 minimum, you may still use them for amounts of $100 or more.
o     Checks cannot be paid if they are written for more than your account value.  Remember, your account  value  fluctuates in value and you should not write a check close to the total account value.
   o  You may not write a check  that  would  require  the Fund to redeem  shares  that were purchased by check or Asset Builder Plan payments within the prior 10 days.
   o  Don't use your checks if you changed your Fund account  number,  until you receive new checks.

HOW DO YOU SELL SHARES BY MAIL. Write a letter of instruction that includes:
   o  Your name
   o  The Fund's name
   o  Your Fund account number (from your account statement)
   o  The dollar amount or number of shares to be redeemed
   o  Any special payment instructions
   o  Any share certificates for the shares you are selling
   o  The signatures of all registered owners exactly as the account is registered, and
   o  Any special documents  requested by the Transfer Agent to assure proper  authorization of the person asking to sell the shares.

Use the following address for requests by mail: Send courier or express mail requests to:
OppenheimerFunds Services                       OppenheimerFunds Services
P.O. Box 5270                                   10200 E. Girard Avenue, Building D
Denver, Colorado 80217                    Denver, Colorado 80231

HOW DO YOU SELL SHARES BY TELEPHONE.  You and your dealer  representative of record may also sell your shares by telephone.  To receive the redemption  price  calculated on a particular regular  business day, your call must be received by the Transfer  Agent by the close of the
NYSE that day,  which is normally  4:00 p.m.,  but may be earlier on some days.  You may not redeem shares held in an  OppenheimerFunds-sponsored  qualified  retirement  plan account or under a share certificate by telephone.

   o  To redeem shares through a service representative or automatically on PhoneLink,  call
      1.800.225.5677.

      Whichever  method  you use,  you may have a check sent to the  address on the  account statement,  or, if you have linked your Fund  account to your bank  account on  AccountLink, you may have the proceeds sent to that bank account.

Are There Limits on Amounts Redeemed by Telephone?

Telephone  Redemptions  Paid by Check.  Up to $100,000  may be redeemed by  telephone in any seven-day period.  The check must be payable to all owners of record of the shares and must be sent to the address on the account  statement.  This service is not  available within 30 days of changing the address on an account.
Telephone  Redemptions  Through  AccountLink  or by Wire.  There  are no  dollar  limits  on telephone  redemption  proceeds sent to a bank account  designated  when you establish
      AccountLink.  Normally  the ACH transfer to your bank is initiated on the business day after the redemption.  You do not receive  dividends on the proceeds of the shares you redeemed  while they are waiting to be transferred.

      If you have requested Federal Funds wire privileges for your account,  the wire of the redemption  proceeds will normally be  transmitted on the next bank business day after the shares are  redeemed.  There is a  possibility  that the wire may be delayed up to seven days to enable the Fund to sell  securities to pay the redemption  proceeds.  No dividends  are accrued or paid on the  proceeds of shares that have been  redeemed and are awaiting transmittal by wire.

CAN YOU  SELL  SHARES  THROUGH  YOUR  DEALER?  The  Distributor  has  made  arrangements  to repurchase  Fund shares from  dealers and brokers on behalf of their  customers.  Brokers or dealers may charge for that  service.  If your  shares are held in the name of your  dealer, you must redeem them through your dealer.

Will I Pay a Sales  Charge  When I Sell My  Shares.  The Fund does not charge a fee when you redeem  shares of this Fund that you bought  directly or by  reinvesting  dividends or distributions from this Fund or another Oppenheimer fund. Generally,  you will not pay a fee when you redeem  shares of this Fund you bought by exchange of shares of another
      Oppenheimer fund. However,
   o  if you bought shares of this Fund by exchanging Class A shares of another  Oppenheimer fund that you bought subject to the Class A contingent deferred sales charge, and
   o  if those shares remain  subject to that Class A contingent  deferred sales charge when you exchange them into this Fund,
   o  then,  you will pay the  contingent  deferred  sales charge if you redeem those shares from this Fund (i) within 24 months of the purchase date of the shares you  exchanged, if you initially  purchased  shares of either Rochester Fund Municipals or Oppenheimer
      Rochester  National  Municipals,  or (ii) within 18 months of the purchase date of the shares  of the fund you  exchanged,  if you  initially  purchased  shares of any other
      Oppenheimer fund.

How to Exchange Shares

   If you  want to  change  all or part of your  investment  from  one  Oppenheimer  fund to another,  you  can  exchange  your  shares  for  shares  of the  same  class  of  another
   Oppenheimer fund that offers the exchange privilege.  For example, you can exchange Class
   A shares of the Fund only for Class A shares of another  fund.  To exchange  shares,  you must meet several conditions:

   o  Shares of the fund  selected for exchange  must be available for sale in your state of residence.
   o  The prospectuses of both funds must offer the exchange privilege.

   o  When you establish  your account,  you must hold the shares you buy for at least seven days before you can  exchange  them.  After the  account is open seven  days,  you can exchange shares every regular business day, subject to the limitation described below.

   o  You  must  meet the  minimum  purchase  requirements  for the fund  whose  shares  you purchase by exchange.

   o  Generally,  exchanges may be made only between identically registered accounts, unless all account owners send written exchange instructions with a signature guarantee.
   o  Before  exchanging  into a fund,  you must obtain and read its  prospectus  and should read it carefully.

      For tax purposes, an exchange of shares of the Fund is considered a sale of those shares and a purchase of the shares of the fund into which you are exchanging. An exchange may result in a capital gain or loss.

You can find a list of the Oppenheimer  funds that are currently  available for exchanges in the  Statement  of  Additional  Information  or you can  obtain a list by  calling a service representative at  1.800.225.5677.  The funds available for exchange can change from time to time.

A contingent  deferred  sales charge  (CDSC) is not charged when you exchange  shares of the
Fund for shares of another  Oppenheimer fund.  However, if you acquire shares of the Fund in exchange for shares of another  Oppenheimer  fund that are subject to a CDSC holding period, that  holding  period  will carry  over to the  acquired  shares of the Fund.  A CDSC may be imposed if the acquired  shares are redeemed  before the end of the CDSC holding period that applied to the exchanged shares.

There are a number of other special  conditions and limitations  that apply to certain types of exchanges.  These  conditions  and  circumstances  are described in detail in the "How to
Exchange Shares" section in the Statement of Additional Information.

      You may pay a sales charge when you exchange  shares of this Fund.  Because  shares of this Fund are sold without sales  charge,  in some cases you may pay a sales charge when you exchange shares of this Fund for shares of other  Oppenheimer funds that are sold subject to a sales  charge.  You will not pay a sales  charge  when you  exchange  shares  of this Fund purchased by  reinvesting  dividends or  distributions  from this Fund or other  Oppenheimer funds,  or when you  exchange  shares of this Fund  purchased  by  exchange  of shares of an eligible fund on which you paid a sales charge.

      For tax  purposes,  exchanges  of shares  involve a sale of the shares of the fund you own and a purchase  of the shares of the other fund,  which may result in a capital  gain or loss.  Since shares of this Fund  normally  maintain a $1.00 net asset value,  in most cases you should not realize a capital gain or loss when you sell or exchange your shares.  Please refer to "How to  Exchange  Shares" in the  Statement  of  Additional  Information  for more details.

      You can find a list of  Oppenheimer  funds  currently  available  for exchanges in the
Statement of Additional  Information  or obtain one by calling a service  representative  at
1.800.225.5677. That list can change from time to time.

HOW DO YOU SUBMIT EXCHANGE REQUESTS?  Exchanges may be requested in writing, by telephone or internet, or by establishing an Automatic Exchange Plan:
Written  Exchange  Requests.  Send a request letter,  signed by all owners of the account to the  Transfer  Agent at the address on the back cover.  Exchanges  of shares for which share  certificates  have been issued  cannot be processed  unless the Transfer  Agent receives the certificates with the request.
Telephone and Internet Exchange Requests.  Telephone exchange requests may be made either by calling a service representative or by using PhoneLink by calling 1.800.225.5677.  You may submit internet exchange requestes on the  OppenheimerFunds  internet website,  at
      oppenheimerfunds.com.  You  must  have  obtained  a user  I.D.  and  password  to make transactions  on that  website.  Telephone  and/or  exchanges may be made only between accounts  that are  registered  with the same  name(s) and  address.  Shares for which share certificates have been issued may not be exchanged by telephone or the internet.

Automatic  Exchange  Plan.  Shareholders  can  authorize  the  Transfer  Agent to exchange a predetermined amount of shares automatically on a monthly,  quarterly,  semi-annual or annual basis.

ARE THERE LIMITATIONS ON EXCHANGES?

Risks from Excessive Purchase, Redemption and Short-Term Exchange Activity. The
OppenheimerFunds exchange privilege affords investors the ability to switch their investments among Oppenheimer funds if their investment needs change. However, there are limits on that privilege. Frequent purchases, redemptions and exchanges of fund shares may interfere with the Manager's ability to manage the fund's investments efficiently, increase the fund's transaction and administrative costs and/or affect the fund's performance, depending on various factors, such as the size of the fund, the nature of its investments, the amount of fund assets the portfolio manager maintains in cash or cash equivalents, the aggregate dollar amount and the number and frequency of trades. If large dollar amounts are involved in exchange and/or redemption transactions, the Fund might be required to sell portfolio securities at unfavorable times to meet redemption or exchange requests, and the
Fund's brokerage or administrative expenses might be increased.

Therefore, the Manager and the Fund's Board of Directors have adopted the following policies and procedures to detect and prevent frequent and/or excessive exchanges, and/or purchase and redemption activity, while balancing the needs of investors who seek liquidity from their investment and the ability to exchange shares as investment needs change. There is no guarantee that the policies and procedures described below will be sufficient to identify and deter excessive short-term trading.

o     Timing of Exchanges.  Exchanged shares are normally redeemed from one fund and the proceeds are reinvested in the fund selected for exchange on the same regular business day on which the Transfer Agent or its agent (such as a financial intermediary holding the investor's shares in an "omnibus" or "street name" account)
      receives an exchange request that conforms to these policies. The request must be received by the close of the NYSE that day, which is normally 4:00 p.m. Eastern time, but may be earlier on some days, in order to receive that day's net asset value on the exchanged shares. Exchange requests received after the close of the NYSE will receive the next net asset value calculated after the request is received. However, the Transfer Agent may delay transmitting the proceeds from an exchange for up to five business days if it determines, in its discretion, that an earlier transmittal of the redemption proceeds to the receiving fund would be detrimental to either the fund from which the exchange is being made or the fund into which the exchange is being made. The proceeds will be invested in the fund into which the exchange is being made at the next net asset value calculated after the proceeds are received. In the event that such a delay in the reinvestment of proceeds occurs, the Transfer
      Agent will notify you or your financial representative.

o     Limits on Disruptive Activity. The Transfer Agent may, in its discretion, limit or terminate trading activity by any person, group or account  that it believes would be disruptive, even if the activity has not exceeded the policy outlined in this
      Prospectus. The Transfer Agent may review and consider the history of frequent trading activity in all accounts in the Oppenheimer funds known to be under common ownership or control as part of the Transfer Agent's procedures to detect and deter excessive trading activity.

o     Exchanges of Client Accounts by Financial Advisers.  The Fund and the Transfer Agent
      permit dealers and financial intermediaries to submit exchange requests on behalf of their customers (unless the customer has revoked that authority). The Distributor and/or the Transfer Agent have agreements with a number of financial intermediaries that permit them to submit exchange orders in bulk on behalf of their clients. Those intermediaries are required to follow the exchange policies stated in this Prospectus and to comply with additional, more stringent restrictions. Those additional restrictions include limitations on the funds available for exchanges, the requirement to give advance notice of exchanges to the Transfer Agent, and limits on the amount of client assets that may be invested in a particular fund. A fund or the
      Transfer Agent may limit or refuse bulk exchange requests submitted by such financial intermediaries if, in the Transfer Agent's judgment, exercised in its discretion, the exchanges would be disruptive to any of the funds involved in the transaction.

o     Redemptions of Shares.  These exchange policy limits do not apply to redemptions of shares. Shareholders are permitted to redeem their shares on any regular business day, subject to the terms of this Prospectus.

o     Right to Refuse Exchange and Purchase Orders.  The Distributor and/or the Transfer
      Agent may refuse any purchase or exchange order in their discretion and are not obligated to provide notice before rejecting an order. The Fund may amend, suspend or terminate the exchange privilege at any time. You will receive 60 days' notice of any material change in the exchange privilege unless applicable law allows otherwise.

o     Right to Terminate or Suspend Account Privileges.  The Transfer Agent may send a written warning to direct shareholders that the Transfer Agent believes may be engaging in excessive purchases, redemptions and/or exchange activity and reserves the right to suspend or terminate the ability to purchase shares and/or exchange privileges for any account that the Transfer Agent determines, in carrying out these policies and in the exercise of its discretion, has engaged in disruptive or excessive trading activity, with or without such warning.

o     Omnibus Accounts.  If you hold your shares of the Fund through a financial intermediary such as a broker-dealer, a bank, an insurance company separate account, an investment adviser, an administrator or trustee of a retirement plan or 529 plan, that holds your shares in an account under its name (these are sometimes referred to as "omnibus" or "street name" accounts), that financial intermediary may impose its own restrictions or limitations to discourage short-term or excessive trading. You should consult your financial intermediary to find out what trading restrictions, including limitations on exchanges, they may apply.

While the Fund, the Distributor, the Manager and the Transfer Agent encourage financial intermediaries to apply the Fund's policies to their customers who invest indirectly in the
Fund, the Transfer Agent may not be able to detect excessive short term trading activity facilitated by, or in accounts maintained in, the "omnibus" or "street name" accounts of a financial intermediary. Therefore the Transfer Agent might not be able to apply this policy to accounts such as (a) accounts held in omnibus form in the name of a broker-dealer or other financial institution, or (b) omnibus accounts held in the name of a retirement plan or 529 plan trustee or administrator, or (c) accounts held in the name of an insurance company for its separate account(s), or (d) other accounts having multiple underlying owners but registered in a manner such that the underlying beneficial owners are not identified to the Transfer Agent.

However, the Transfer Agent will attempt to monitor overall purchase and redemption activity in those accounts to seek to identify patterns that may suggest excessive trading by the underlying owners. If evidence of possible excessive trading activity is observed by the Transfer Agent, the financial intermediary that is the registered owner will be asked to review account activity, and to confirm to the Transfer Agent and the fund that appropriate action has been taken to curtail any excessive trading activity. However, the
Transfer Agent's ability to monitor and deter excessive short-term trading in omnibus or street name accounts ultimately depends on the capability and cooperation of the financial intermediaries controlling those accounts.

Additional Policies and Procedures. The Fund's Board has adopted the following additional policies and procedures to detect and prevent frequent and/or excessive exchanges and purchase and redemption activity:

o     30-Day Limit.  A direct shareholder may exchange some or all of the shares of the
         Fund held in his or her account to another eligible Oppenheimer fund once in a 30 calendar-day period. When shares are exchanged into a fund account, that account will be "blocked" from further exchanges into another fund for a period of 30 calendar days from the date of the exchange. The block will apply to the full account balance and not just to the amount exchanged into the account. For example, if a shareholder exchanged $1,000 from one fund into another fund in which the shareholder already owned shares worth $10,000, then, following the exchange, the full account balance ($11,000 in this example) would be blocked from further exchanges into another fund for a period of 30 calendar days. A "direct shareholder" is one whose account is registered on the Fund's books showing the name, address and tax ID number of the beneficial owner.

o     Exchanges Into Money Market Funds.  A direct shareholder will be permitted to exchange shares of a stock or bond fund for shares of a money market fund at any time, even if the shareholder has exchanged shares into the stock or bond fund during the prior 30 days. However, all of the shares held in that money market fund would then be blocked from further exchanges into another fund for 30 calendar days.

o     Dividend Reinvestments/B Share Conversions.  Reinvestment of dividends or distributions from one fund to purchase shares of another fund and the conversion of Class B shares into Class A shares will not be considered exchanges for purposes of imposing the 30-day limit.

o     Asset Allocation.  Third-party asset allocation and rebalancing programs will be subject to the 30-day limit described above. Asset allocation firms that want to exchange shares held in accounts on behalf of their customers must identify themselves to the Transfer Agent and execute an acknowledgement and agreement to abide by these policies with respect to their customers' accounts. "On-demand"
         exchanges outside the parameters of portfolio rebalancing programs will be subject to the 30-day limit. However, investment programs by other Oppenheimer
         "funds-of-funds" that entail rebalancing of investments in underlying Oppenheimer funds will not be subject to these limits.

o     Automatic Exchange Plans.  Accounts that receive exchange proceeds through automatic or systematic exchange plans that are established through the Transfer Agent will not be subject to the 30-day block as a result of those automatic or systematic exchanges (but may be blocked from exchanges, under the 30-day limit, if they receive proceeds from other exchanges).

Shareholder Account Rules and Policies

      More  information  about the Fund's  policies and procedures  for buying,  selling and exchanging shares is contained in the Statement of Additional Information.

A $12 annual "Minimum Balance Fee" is assessed on each Fund account with a value of less than $500. The fee is automatically deducted from each applicable Fund account annually in September.  See the Statement of Additional Information to learn how you can avoid this fee and for circumstances under which this fee will not be assessed.

The offering of shares may be suspended during any period in which the  determination of net asset value is suspended,  and the offering may be suspended by the Board of Directors at any time the Board believes it is in the Fund's best interest to do so.
Telephone  transaction  privileges for purchases,  redemptions or exchanges may be modified, suspended  or  terminated  by the Fund at any time.  The Fund will  provide you notice whenever it is required  to do so by  applicable  law. If an account has more than one owner,  the Fund and the Transfer Agent may rely on the instructions of any one owner.
      Telephone  privileges  apply to each owner of the account and the dealer of record for the account  unless the Transfer  Agent  receives  cancellation  instructions  from an owner of the account.
The Transfer Agent will record any telephone  calls to verify data  concerning  transactions and has adopted other  procedures to confirm that telephone  instructions are genuine, by requiring callers to provide tax  identification  numbers and other account data or by using PINs, and by confirming such transactions in writing.  The Transfer Agent and the  Fund  will  not be  liable  for  losses  or  expenses  arising  out of  telephone instructions reasonably believed to be genuine.
Redemption or transfer  requests will not be honored until the Transfer  Agent  receives all required  documents  in proper  form.  From time to time,  the  Transfer  Agent in its discretion  may waive  certain  of the  requirements  for  redemptions  stated in this
      Prospectus.
Dealers that perform account  transactions  for their clients by participating in NETWORKING through the National  Securities  Clearing  Corporation  are responsible for obtaining their clients' permission to perform those transactions,  and are responsible to their clients  who are  shareholders  of the Fund if the  dealer  performs  any  transaction erroneously or improperly.
Payment for  redeemed  shares  ordinarily  is made in cash.  It is  forwarded  by check,  or through  AccountLink or by Federal Funds wire (as elected by the  shareholder)  within seven days after the Transfer Agent receives  redemption  instructions in proper form.
      However,  under  unusual  circumstances  determined  by the  Securities  and  Exchange
      Commission,  payment may be delayed or suspended.  For accounts registered in the name of a  broker-dealer,  payment will  normally be forwarded  within three  business days after redemption.
The Transfer Agent may delay  processing any type of redemption  payment as described  under
      "How to Sell  Shares"  for  recently  purchased  shares,  but only until the  purchase payment  has  cleared.  That  delay may be as much as 10 days from the date the shares were  purchased.  That delay may be avoided if you  purchase  shares by Federal  Funds wire or certified  check,  or arrange  with your bank to provide  telephone or written assurance to the Transfer Agent that your purchase payment has cleared.
Shares may be "redeemed in kind" under  unusual  circumstances  (such as a lack of liquidity in the Fund's portfolio to meet redemptions).  This means that the redemption proceeds will be paid with liquid securities from the Fund's portfolio.
Federal  regulations  may require  the Fund to obtain  your name,  your date of birth (for a natural person),  your  residential  street address or principal place of business and your  Social  Security  number,  Employer  Identification  Number or other  government issued  identification  when  you  open  an  account.  Additional  information  may be required  in certain  circumstances  or to open  corporate  accounts.  The Fund or the
      Transfer Agent may use this  information to attempt to verify your identity.  The Fund may not be able to establish an account if the necessary  information is not received.
      The Fund may also place limits on account  transactions  while it is in the process of attempting  to verify  your  identity.  Additionally,  if the Fund is unable to verify your identity  after your account is  established,  the Fund may be required to redeem your shares and close your account.
"Backup  withholding"  of  federal  income  tax may be applied  against  taxable  dividends, distributions  and redemption  proceeds  (including  exchanges) if you fail to furnish the Fund your correct,  certified  Social Security or Employer  Identification  Number
      when you sign your  application,  or if you  under-report  your income to the Internal
      Revenue Service.
To avoid sending  duplicate  copies of materials to households,  the Fund will mail only one copy of each  prospectus,  annual and  semi-annual  report  and  annual  notice of the
      Fund's  privacy  policy to  shareholders  having the same last name and address on the
      Fund's records.  The consolidation of these mailings,  called  householding,  benefits the Fund through reduced mailing expense.

      If you want to receive multiple copies of these  materials,  you may call the Transfer
      Agent  at  1.800.225.5677.  You  may  also  notify  the  Transfer  Agent  in  writing.
      Individual  copies of  prospectuses,  reports and privacy  notices will be sent to you commencing  within 30 days after the  Transfer  Agent  receives  your  request to stop householding.

Dividends and Taxes

DIVIDENDS.  The Fund intends to declare  dividends from net  investment  income each regular business day and to pay those  dividends to  shareholders  monthly on a date selected by the
Board of  Directors.  To  maintain  a net asset  value of $1.00 per  share,  the Fund  might withhold  dividends or make  distributions  from capital or capital gains.  Daily  dividends will not be declared or paid on newly purchased  shares until Federal Funds are available to the Fund from the purchase payment for such shares.

CAPITAL  GAINS.  The Fund normally  holds its  securities to maturity and therefore will not usually pay capital gains.  Although the Fund does not seek capital gains,  it could realize capital gains on the sale of portfolio  securities.  If it does,  it may make  distributions out of any net short-term or long-term  capital gains in December of each year. The Fund may make  supplemental  distributions  of dividends and capital  gains  following the end of its fiscal year.

WHAT CHOICES DO YOU HAVE FOR RECEIVING  DISTRIBUTIONS?  When you open your account,  specify on your application how you want to receive your dividends and distributions.  You have four options:
Reinvest All Distributions in the Fund. You can elect to reinvest all dividends and capital gains distributions in additional shares of the Fund.
Reinvest Dividends or Capital Gains. You can elect to reinvest some distributions
      (dividends, short-term capital gains or long-term capital gains distributions) in the
      Fund while receiving the other types of distributions by check or having them sent to your bank account through AccountLink.
Receive All  Distributions  in Cash.  You can elect to receive a check for all dividends and capital gains distributions or have them sent to your bank through AccountLink.
Reinvest  Your  Distributions  in Another  OppenheimerFunds  Account.  You can  reinvest all distributions  in the same class of shares of  another  OppenheimerFunds  account  you have established.

TAXES.  If your  shares are not held in a  tax-deferred  retirement  account,  you should be aware of the following tax  implications of investing in the Fund. The Fund expects that its distributions will consist primarily of ordinary income,  which is subject to federal income tax and may be subject to state or local taxes.  Dividends paid from net  investment  income and short-term  capital gains are taxable as ordinary  income.  Long-term  capital gains are taxable as long-term  capital gains when distributed to shareholders,  and may be taxable at different  rates depending on how long the Fund holds the asset. It does not matter how long you have held your shares.  Whether you reinvest your  distributions in additional shares or take them in cash, the tax treatment is the same.

      Every year the Fund will send you and the IRS a  statement  showing  the amount of any taxable  distribution you received in the previous year. Any long-term capital gains will be separately  identified  in the tax  information  the Fund  sends  you  after  the end of the calendar year.

The Fund  intends  each  year to  qualify  as a  "regulated  investment  company"  under the
Internal  Revenue Code, but reserves the right not to qualify.  It qualified during its last fiscal year.  The Fund, as a regulated  investment  company,  will not be subject to Federal
income  taxes  on  any  of  its  income,   provided  that  it  satisfies   certain   income,
diversification and distributions requirements.

      Because the Fund seeks to  maintain a stable  $1.00 per share net asset  value,  it is unlikely that you will have a capital gain or loss when you sell or exchange your shares.  A capital  gain or loss is the  difference  between  the price you paid for the shares and the price you received when you sold them. Any capital gain is subject to capital gains tax.

      In certain  cases,  distributions  made by the Fund may be  considered  a  non-taxable return of capital to  shareholders.  If that  occurs,  it will be  identified  in notices to shareholders.

      This  information is only a summary of certain  federal income tax  information  about your investment.  You should consult with your tax advisor about the effect of an investment in the Fund on your particular tax situation.

Financial Highlights

      The  Financial  Highlights  Table is  presented  to help  you  understand  the  Fund's financial  performance  for  the  past  five  fiscal  years.  Certain  information  reflects financial  results for a single Fund share.  The total  returns in the table  represent  the rate that an investor  would have earned (or lost) on an  investment  in the Fund  (assuming reinvestment of all dividends and distributions).  This information has been audited by KPMG
LLP, the Fund's independent  registered public accounting firm, whose report, along with the
Fund's financial statements,  is included in the Statement of Additional Information,  which is available on request.

INFORMATION AND SERVICES

For More Information on Oppenheimer Money Market Fund, Inc.
The  following  additional  information  about the Fund is  available  without  charge  upon request:

STATEMENT OF ADDITIONAL  INFORMATION.  This document includes  additional  information about the Fund's investment policies,  risks, and operations. It is incorporated by reference into this Prospectus (which means it is legally part of this Prospectus).

ANNUAL AND SEMI-ANNUAL  REPORTS.  Additional  information  about the Fund's  investments and performance is available in the Fund's Annual and Semi-Annual  Reports to shareholders.  The
Annual Report  includes a discussion of market  conditions  and investment  strategies  that significantly affected the Fund's performance during its last fiscal year.

How to Get More Information
You can  request  the  Statement  of  Additional  Information,  the Annual  and  Semi-Annual
Reports,  the notice  explaining the Fund's privacy policy and other  information  about the
Fund or your account:

------------------------------------------------------------------------------
By Telephone:                 Call OppenheimerFunds Services toll-free:
                              1.800.CALL OPP (225.5677)
------------------------------------------------------------------------------
------------------------------------------------------------------------------
By Mail:                      Write to:
                              OppenheimerFunds Services
                              P.O. Box 5270
                              Denver, Colorado 80217-5270
------------------------------------------------------------------------------
------------------------------------------------------------------------------

On the Internet:              You can request these documents by e-mail
                              through the OppenheimerFunds website. You may
                              also read or download certain documents on the

                              OppenheimerFunds website:
                              www.oppenheimerfunds.com
                              ------------------------
------------------------------------------------------------------------------

Information  about  the Fund  including  the  Statement  of  Additional  Information  can be
reviewed and copied at the SEC's Public  Reference Room in Washington,  D.C.  Information on
the  operation  of the  Public  Reference  Room  may  be  obtained  by  calling  the  SEC at
1.202.942.8090.  Reports and other  information  about the Fund are  available  on the EDGAR database on the SEC's Internet website at www.sec.gov.  Copies may be obtained after payment
                                          -----------
of a duplicating fee by electronic  request at the SEC's e-mail address:  publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.

No one has been  authorized  to  provide  any  information  about the Fund or to make any representations  about the Fund other than what is  contained  in this  Prospectus.  This
Prospectus  is not an offer to sell shares of the Fund,  nor a  solicitation  of an offer to buy shares of the Fund, to any person in any state or other  jurisdiction  where it is unlawful to make such an offer.
                                                       The Fund's shares are distributed by:
The Fund's SEC File No. 811-2454                     [logo]  OppenheimerFunds   Distributor,
Inc.

PR0200.001.1105
Printed on recycled paper.

                                 APPENDIX TO PROSPECTUS OF
                            OPPENHEIMER MONEY MARKET FUND, INC.

      Graphic  material  included in the Prospectus of Oppenheimer  Money Market Fund, Inc.:
"Annual Total Returns (Class A) (as of 12/31 each year)."

      A bar chart will be included in the Prospectus of Oppenheimer  Money Market Fund, Inc.
(the "Fund")  depicting  the annual total  returns of a  hypothetical  investment in Class A shares of the Fund for each of the ten most recent calendar  years.  Set forth below are the relevant data points that will appear on the bar chart.

Calendar Year Ended                             Annual Total Returns
-------------------                             --------------------

12/31/95                                         5.40%
12/31/96                                         4.78%
12/31/97                                         4.94%
12/31/98                                         4.91%
12/31/99                                         4.71%
12/31/00                                         5.92%
12/31/01                                         3.73%
12/31/02                                         1.35%
12/31/03                                         0.52%

12/31/04
---%

11

------------------------------------------------------------------------------
Oppenheimer Money Market Fund, Inc.
------------------------------------------------------------------------------

6803 S. Tucson Way, Centennial, Colorado 80112-3924
1.800.225.5677

Statement of Additional Information dated November 28, 2005

      This  Statement of  Additional  Information  is not a  Prospectus.  This
document  contains  additional  information  about  the Fund  and  supplements information  in the  Prospectus  dated  November 28,  2005.  It should be read together with the  Prospectus,  which may be obtained by writing to the Fund's
Transfer Agent,  OppenheimerFunds Services, at P.O. Box 5270, Denver, Colorado
80217,  by calling the Transfer Agent at the toll-free  number shown above, or
by   downloading   it  from   the   OppenheimerFunds   Internet   website   at
www.oppenheimerfunds.com.

Contents                                                                Page

About the Fund

Additional Information about the Fund's Investment Policies and Risks.........
   The Fund's Investment Policies.............................................
   Other Investment Strategies................................................
   Investment Restrictions....................................................
   Disclosure of Portfolio Holdings...........................................

How the Fund is Managed.......................................................
   Organization and History...................................................
   Board of Directors and Oversight Committees................................
   Directors and Officers of the Fund.........................................
   The Manager................................................................
Performance of the Fund.......................................................

About Your Account
How To Buy Shares.............................................................
How To Sell Shares............................................................
How To Exchange Shares........................................................
Dividends and Taxes...........................................................
Additional Information About the Fund.........................................

Financial Information About the Fund

Independent Registered Public Accounting Firm's Report........................
Financial Statements..........................................................

Appendix A: Ratings Definitions............................................A-1
Appendix B: Industry Classifications.......................................B-1

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A B O U T T H E F U N D
------------------------------------------------------------------------------

Additional Information About the Fund's Investment Policies and Risks

.......The investment  objective and the principal  investment  policies of the
Fund  are  described  in  the   Prospectus.   This   Statement  of  Additional
Information  contains  supplemental  information  about those policies and the types of  securities  that the Fund's  investment  Manager,  OppenheimerFunds,
Inc.,  will select for the Fund.  Additional  explanations  are also  provided about the strategies the Fund may use to try to achieve its objective.

The Fund's  Investment  Policies.  The Fund's objective is to seek the maximum current income that is consistent  with stability of principal.  The Fund will not make  investments  with the objective of seeking capital growth.  However, the value of the  securities  held by the Fund may be  affected  by changes in general  interest rates.  Because the current value of debt securities  varies inversely  with  changes in  prevailing  interest  rates,  if  interest  rates increase after a security is purchased,  that security would normally  decline in  value.  Conversely,  if  interest  rates  decrease  after  a  security  is purchased,  its value would rise.  However,  those  fluctuations in value will not  generally  result in realized  gains or losses to the Fund since the Fund does not usually intend to dispose of securities  prior to their  maturity.  A debt security  held to maturity is redeemable by its issuer at full  principal value plus accrued interest.

      The Fund may sell  securities  prior to their  maturity,  to  attempt to take  advantage  of  short-term  market  variations,  or  because of a revised credit evaluation of the issuer or other considerations.  The Fund may also do so to generate cash to satisfy  redemptions of Fund shares. In such cases, the
Fund may realize a capital gain or loss on the security.

      |X|   Ratings  of   Securities  --  Portfolio   Quality,   Maturity  and
Diversification.  Under Rule 2a-7 of the  Investment  Company Act of 1940 (the
"Investment  Company  Act") the Fund uses the  amortized  cost method to value its  portfolio  securities  to determine the Fund's net asset value per share.
Rule 2a-7 places  restrictions  on a money market  fund's  investments.  Under that Rule,  the Fund may  purchase  only those  securities  that the  Manager, under Board-approved  procedures, has determined have minimal credit risks and
are  "Eligible   Securities."  The  rating   restrictions   described  in  the
Prospectus and this Statement of Additional  Information do not apply to banks in which the Fund's cash is kept.

      An  "Eligible  Security"  is one that  has been  rated in one of the two
highest  short-term  rating  categories  by  any  two   "nationally-recognized
statistical rating  organizations." That term is defined in Rule 2a-7 and they are referred to as "Rating  Organizations"  in this  Statement  of  Additional
Information.  If only one Rating Organization has rated that security, it must have been rated in one of the two  highest  rating  categories  by that Rating
Organization.  An unrated  security that is judged by the Manager,  subject to review by the  Fund's  Board of  Directors,  to be of  comparable  quality  to
Eligible  Securities  rated by Rating  Organizations  may also be an "Eligible
Security."

      Rule 2a-7  permits  the Fund to  purchase  any  number  of  "First  Tier
Securities."  These  are  Eligible  Securities  that  have  been  rated in the highest  rating  category  for  short-term  debt  obligations  by at least two
Rating  Organizations.  If only one Rating Organization has rated a particular security,  it must have been  rated in the  highest  rating  category  by that
Rating  Organization.  Comparable  unrated  securities  may also be First Tier
Securities.

      Under Rule 2a-7,  the Fund may invest only up to 5% of its total  assets in  "Second  Tier  Securities."  Those are  Eligible  Securities  that are not
"First Tier Securities." In addition, the Fund may not invest more than:
   o? 5% of its total assets in the  securities  of any one issuer (other than the U.S. government, its agencies or instrumentalities) or
   o  1% of its total  assets or $1 million  (whichever  is greater) in Second
      Tier Securities of any one issuer.

      Under  Rule  2a-7,  the Fund must  maintain  a  dollar-weighted  average portfolio  maturity of not more than 90 days,  and the  maturity of any single portfolio  investment  may not exceed 397 days.  The Board  regularly  reviews reports  from the  Manager to show the  Manager's  compliance  with the Fund's procedures and with the Rule.

      If a security's  rating is downgraded,  the Manager and/or the Board may have to reassess the security's  credit risk. If a security has ceased to be a
First Tier Security,  the Manager will promptly  reassess whether the security continues to present  minimal  credit risk. If the Manager  becomes aware that any Rating  Organization  has  downgraded its rating of a Second Tier Security or rated an unrated  security below its second highest  rating  category,  the
Fund's  Board of  Directors  shall  promptly  reassess  whether  the  security presents  minimal  credit risk and whether it is in the best  interests of the
Fund to dispose of it.

      If the Fund  disposes  of the  security  within five days of the Manager learning of the downgrade,  the Manager will provide the Board with subsequent notice of such  downgrade.  If a security  is in  default,  or ceases to be an
Eligible  Security,  or is  determined  no longer to  present  minimal  credit risks,  the Board must determine  whether it would be in the best interests of the Fund to dispose of the security.

      The Rating Organizations  currently designated as  nationally-recognized statistical  rating  organizations  by the Securities and Exchange  Commission
("SEC")  are  Standard & Poor's (a  division  of the  McGraw-Hill  Companies),
Moody's Investors Service,  Inc., Fitch, Inc. and Dominion Bond Rating Service
Limited.  Appendix A to this  Statement  of  Additional  Information  contains descriptions of the rating categories of those Rating  Organizations.  Ratings at the time of purchase  will  determine  whether  securities  may be acquired under the restrictions described above.

      |X|   U.S.  Government   Securities.   U.S.  government  securities  are
obligations  issued or  guaranteed  by the U.S.  Government or its agencies or instrumentalities.  They include  Treasury Bills (which mature within one year of the date they are issued) and  Treasury  Notes and Bonds  (which are issued with longer maturities).  All Treasury securities are backed by the full faith and credit of the United States.

      U.S. government agencies and  instrumentalities  that issue or guarantee
securities   include,   but  are  not   limited   to,  the   Federal   Housing
Administration, Farmers Home Administration,  Export-Import Bank of the United
States,   Small  Business   Administration,   Government   National   Mortgage
Association, General Services Administration,  Bank for Cooperatives,  Federal
Home Loan Banks, Federal Home Loan Mortgage Corporation,  Federal Intermediate
Credit  Banks,  Federal Land Banks,  Maritime  Administration,  the  Tennessee
Valley Authority and the District of Columbia Armory Board.

      Securities  issued  or  guaranteed  by  U.S.   government  agencies  and
instrumentalities  are not  always  backed by the full faith and credit of the
United  States.  Some,  such as  securities  issued  by the  Federal  National
Mortgage  Association ("Fannie Mae"), are backed by the right of the agency or instrumentality  to  borrow  from the  Treasury.  Others,  such as  securities issued by the Federal Home Loan  Mortgage  Corporation  ("Freddie  Mac"),  are
supported only by the credit of the  instrumentality  and not by the Treasury.
If the  securities  are not  backed by the full faith and credit of the United
States,  the  purchaser  must  look  principally  to the  agency  issuing  the obligation  for  repayment  and may not be able to assert a claim  against the
United  States  if the  issuing  agency or  instrumentality  does not meet its commitment.

      Among the U.S.  government  securities that may be purchased by the Fund are  "mortgage-backed  securities" of Fannie Mae, Government National Mortgage
Association  ("Ginnie  Mae") and Freddie Mac.  Timely payment of principal and interest  on Ginnie  Mae  pass-through  is  guaranteed  by the full  faith and
credit  of  the  United  States.  These  mortgage-backed   securities  include
"pass-through"  securities  and  "participation  certificates."  Both types of securities  are similar,  in that they  represent  pools of mortgages that are assembled by a vendor who sells  interests in the pool.  Payments of principal and interest by individual  mortgagors are "passed  through" to the holders of the  interests in the pool.  Another type of  mortgage-backed  security is the
"collateralized  mortgage  obligation."  It is similar to a conventional  bond and is secured by groups of individual mortgages.

      |X|   Time  Deposits  and Other Bank  Obligations.  The types of "banks"
whose  securities the Fund may buy include  commercial  banks,  savings banks, and  savings  and loan  associations,  which may or may not be  members of the
Federal  Deposit  Insurance  Corporation.  The Fund may also buy securities of
"foreign banks" that are:
         o  foreign   branches  of  U.S.   banks  (which  may  be  issuers  of
            "Eurodollar" money market instruments),
         o? U.S.  branches and agencies of foreign banks (which may be issuers of "Yankee dollar" instruments), or
         o? foreign branches of foreign banks.

      The Fund may invest in fixed  time  deposits.  These are  non-negotiable deposits in a bank for a specified  period of time at a stated  interest rate.
They may or may not be subject to withdrawal  penalties.  However,  the Fund's investments  in time deposits  that are subject to penalties  (other than time deposits  maturing  in less than 7 days)  are  subject  to the 10%  investment limitation  for investing in illiquid  securities,  set forth in "Illiquid and
Restricted Securities" in the Prospectus.

      The Fund will buy bank  obligations only from a domestic bank with total assets of at least $2.0  billion or from a foreign  bank with total  assets of at least $30.0 billion.  Those asset  requirements  apply only at the time the obligations are acquired.

      |X|   Insured   Bank   Obligations.   The  Federal   Deposit   Insurance
Corporation  insures the  deposits of banks and savings and loan  associations up to $100,000 per  investor.  Within the limits set forth in the  Prospectus, the Fund may purchase bank  obligations that are fully insured as to principal by the FDIC. To remain fully insured as to principal,  these  investments must currently  be  limited  to  $100,000  per bank.  If the  principal  amount and accrued  interest  together  exceed  $100,000,  then the  accrued  interest in excess of that $100,000 will not be insured.

      |X|   Bank Loan  Participation  Agreements.  The Fund may invest in bank loan participation agreements,  subject to the investment limitation set forth in the  Prospectus  as to  investments  in  illiquid  securities.  If the Fund invests  in bank  loan  participation  agreements,  they are not  expected  to exceed 5% of the Fund's  total  assets.  Participation  agreements  provide an undivided  interest  in a loan  made by the  bank  issuing  the  participation interest  in the  proportion  that the buyer's  investment  bears to the total principal  amount of the loan.  Under this type of  arrangement,  the  issuing bank may have no  obligation  to the buyer  other  than to pay  principal  and interest  on the loan if and when  received by the bank.  Thus,  the Fund must look to the  creditworthiness  of the  borrower,  which is  obligated  to make payments of principal and interest on the loan.  If the borrower  fails to pay scheduled principal or interest payments,  the Fund may experience a reduction in income.

      |X|   Asset-Backed  Securities.  These securities,  issued by trusts and special  purpose  corporations,  are  backed  by  pools of  assets,  primarily automobile  and  credit-card  receivables  and home  equity  loans.  They pass through the payments on the  underlying  obligations  to the security  holders
(less   servicing  fees  paid  to  the  originator  or  fees  for  any  credit enhancement).  The value of an asset-backed security is affected by changes in
the   market's   perception   of  the  asset   backing   the   security,   the
creditworthiness  of the servicing  agent for the loan pool, the originator of the loans, or the financial institution providing any credit enhancement.

      Payments  of  principal  and  interest  passed  through  to  holders  of asset-backed  securities  are  typically  supported  by some  form  of  credit enhancement,  such as a letter of credit,  surety bond,  limited  guarantee by another  entity  or having a  priority  to  certain  of the  borrower's  other securities.  The degree of credit enhancement varies, and generally applies to only a fraction of the asset-backed  security's par value until exhausted.  If the credit  enhancement of an asset-backed  security held by the Fund has been exhausted,  and if any  required  payments of  principal  and interest are not made with respect to the underlying  loans, the Fund may experience  losses or delays in receiving payment.

      The  risks  of  investing  in  asset-backed  securities  are  ultimately dependent  upon payment of consumer loans by the  individual  borrowers.  As a purchaser  of an  asset-backed  security,  the Fund  would  generally  have no recourse to the entity that  originated the loans in the event of default by a borrower.  The underlying loans are subject to prepayments,  which shorten the weighted  average life of asset-backed  securities and may lower their return, in the same manner as for  prepayments of a pool of mortgage loans  underlying mortgage-backed securities.  However,  asset-backed securities do not have the benefit of the same  security  interest  in the  underlying  collateral  as do mortgage-backed securities.

      |X|   Repurchase  Agreements.  In a  repurchase  transaction,  the  Fund acquires a  security  from,  and  simultaneously  resells  it to, an  approved vendor for delivery on an  agreed-upon  future date.  The resale price exceeds the purchase  price by an amount that  reflects an  agreed-upon  interest rate effective for the period during which the  repurchase  agreement is in effect.
An  "approved  vendor" may be a U.S.  commercial  bank,  the U.S.  branch of a foreign bank, or a  broker-dealer  which has been  designated a primary dealer in government  securities.  They must meet the credit  requirements set by the
Manager from time to time.

      The  majority of these  transactions  run from day to day,  and delivery pursuant  to the resale  typically  will occur  within one to five days of the purchase.  The Fund will not enter into a repurchase agreement that will cause more  than  10% of its net  assets  to be  subject  to  repurchase  agreements maturing in more than seven days.

      Repurchase  agreements  are  considered  "loans"  under  the  Investment
Company Act,  collateralized by the underlying security. The Fund's repurchase agreements  require  that at all times while the  repurchase  agreement  is in effect,  the  collateral's  value must equal or exceed the repurchase price to fully  collateralize  the repayment  obligation.  The Manager will monitor the vendor's  creditworthiness to confirm that the vendor is financially sound and will monitor the collateral's  value.  However, if the vendor fails to pay the resale  price on the delivery  date,  the Fund may incur costs in disposing of the collateral and may experience  losses if there is any delay in its ability to do so.

      Pursuant to an Exemptive  Order issued by the SEC, the Fund,  along with other  affiliated  entities  managed by the Manager,  may transfer  uninvested cash balances into one or more joint repurchase  accounts.  These balances are invested  in one or more  repurchase  agreements,  secured by U.S.  government securities.  Securities  pledged as collateral for  repurchase  agreements are held by a custodian bank until the agreements  mature.  Each joint  repurchase arrangement  requires that the market value of the collateral be sufficient to cover payments of interest and principal;  however, in the event of default by the other party to the  agreement,  retention of the collateral may be subject to legal proceedings.

Other Investment Strategies

      |X|   Floating  Rate/Variable  Rate Obligations.  The Fund may invest in instruments  with floating or variable  interest rates. The interest rate on a floating rate obligation is based on a stated  prevailing market rate, such as a bank's prime rate,  the 90-day U.S.  Treasury Bill rate,  the rate of return on commercial paper or bank  certificates of deposit,  or some other standard.
The rate on the  investment  is  adjusted  automatically  each time the market rate is adjusted.  The interest  rate on a variable  rate  obligation  is also based on a stated  prevailing  market rate but is adjusted  automatically at a specified  interval of not less than one year.  Some variable rate or floating rate obligations in which the Fund may invest have a demand feature  entitling the  holder  to  demand  payment  of an  amount  approximately  equal  to  the amortized  cost of the  instrument or the principal  amount of the  instrument plus accrued  interest at any time,  or at specified  intervals  not exceeding one year. These notes may or may not be backed by bank letters of credit.

      Variable rate demand notes may include  master  demand notes,  which are obligations that permit the Fund to invest fluctuating  amounts in a note. The amount may change  daily  without  penalty,  pursuant  to direct  arrangements between  the Fund,  as the note  purchaser,  and the  issuer of the note.  The interest rates on these notes  fluctuate from time to time. The issuer of this type of  obligation  normally  has a  corresponding  right in its  discretion, after a given  period,  to  prepay  the  outstanding  principal  amount of the obligation plus accrued  interest.  The issuer must give a specified number of days' notice to the holders of those  obligations.  Generally,  the changes in the interest rate on those  securities  reduce the fluctuation in their market value.  As interest  rates  decrease or increase,  the  potential  for capital appreciation  or  depreciation  is less than that for  fixed-rate  obligations having the same maturity.

      Because  these  types of  obligations  are direct  lending  arrangements between  the  note  purchaser  and  issuer  of  the  note,  these  instruments generally will not be traded.  Generally,  there is no  established  secondary market for these types of  obligations,  although they are redeemable from the issuer at face value. Accordingly,  where these obligations are not secured by letters of credit or other credit  support  arrangements,  the Fund's right to redeem them is  dependent  on the ability of the note issuer to pay  principal and interest on demand.  These types of  obligations  usually are not rated by credit rating agencies.  The Fund may invest in obligations that are not rated only if the Manager  determines at the time of investment that the obligations are of  comparable  quality  to the  other  obligations  in which the Fund may invest. The Manager, on behalf of the Fund, will monitor the  creditworthiness of the issuers of the  floating and variable  rate  obligations  in the Fund's portfolio on an ongoing basis.

      |X|   Loans of Portfolio Securities.  To attempt to increase its income, the Fund may lend its  portfolio  securities  to  brokers,  dealers  and other financial  institutions.  These  loans are limited to not more than 10% of the value  of the  Fund's  total  assets  and  are  subject  to  other  conditions described below.  There are some risks in lending  securities.  The Fund could experience a delay in receiving  additional  collateral to secure a loan, or a delay in recovering the loaned securities.  The Fund presently does not intend to lend its securities,  but if it does, the value of securities loaned is not expected to exceed 5% of the Fund's total assets.

      The Fund may receive  collateral  for a loan.  Under current  applicable regulatory  requirements  (which are subject to change),  on each business day the loan  collateral  must be at least equal to the market value of the loaned securities.  The collateral must consist of cash, bank letters of credit, U.S.
government  securities  or  other  cash  equivalents  in  which  the  Fund  is permitted to invest.  To be acceptable as  collateral,  letters of credit must obligate a bank to pay amounts  demanded  by the Fund if the demand  meets the terms of the letter.  Such terms and the issuing bank must be  satisfactory to the Fund.

      When it lends securities,  the Fund receives from the borrower an amount equal to the interest paid or the dividends  declared on the loaned securities during the term of the loan. It may also receive  negotiated loan fees and the
interest  on  the  collateral  securities,   less  any  finders',   custodian,
administrative  or other fees the Fund pays in connection  with the loan.  The
Fund may share the interest it receives on the collateral  securities with the borrower  as  long as it  realizes  at  least a  minimum  amount  of  interest required by the lending guidelines established by its Board of Directors.

      The  Fund  will  not  lend  its  portfolio  securities  to any  officer,
Director,  employee or affiliate of the Fund or its Manager.  The terms of the
Fund's  loans must meet  certain  tests under the  Internal  Revenue  Code and permit the Fund to reacquire  loaned  securities  on five business days notice or in time to vote on any important matter.

      |X|   Illiquid  and  Restricted  Securities.   Under  the  policies  and
procedures  established  by  the  Fund's  Board  of  Directors,   the  Manager
determines  the  liquidity of certain of the Fund's  investments.  Investments may be illiquid because of the absence of an active trading market,  making it difficult to value them or dispose of them promptly at an acceptable  price. A restricted  security  may have terms that limit its resale to other  investors or may  require  registration  under  applicable  laws  before  it may be sold publicly.

      Illiquid  securities  the  Fund  can  buy  include  issues  that  may be redeemed  only by the issuer upon more than seven days notice or at  maturity, repurchase  agreements  maturing in more than seven days,  fixed time deposits subject to  withdrawal  penalties  which  mature in more than seven days,  and other  securities  that  cannot  be sold  freely  due to legal or  contractual restrictions  on resale.  Contractual  restrictions  on the resale of illiquid securities  might  prevent or delay their sale by the Fund at a time when such sale would be desirable.

      There are restricted  securities that are not illiquid that the Fund can buy.  They include  certain  master  demand notes  redeemable  on demand,  and short-term  corporate  debt  instruments  that  are  not  related  to  current transactions  of the issuer and therefore are not exempt from  registration as commercial paper.  Illiquid securities include repurchase  agreements maturing in more than 7 days, or certain participation  interests other than those with puts exercisable within 7 days.

Investment Restrictions

      |X|   What Are "Fundamental  Policies?"  Fundamental  policies are those policies  that the Fund has  adopted  to govern  its  investments  that can be changed  only by the vote of a  "majority"  of the Fund's  outstanding  voting securities.  Under the Investment Company Act, a "majority" vote is defined as the vote of the holders of the lesser of:
         o? 67% or more of the  shares  present or  represented  by proxy at a shareholder  meeting,  if the  holders  of more  than  50% of the outstanding shares are present or represented by proxy, or
         o  more than 50% of the outstanding shares.

      The Fund's investment  objective is a fundamental policy. Other policies described in the  Prospectus or this Statement of Additional  Information  are
"fundamental"  only if they  are  identified  as  such.  The  Fund's  Board of
Directors can change  non-fundamental  policies without shareholder  approval.
However,  significant  changes to  investment  policies  will be  described in supplements  or updates to the  Prospectus  or this  Statement  of  Additional
Information,  as appropriate.  The Fund's  principal  investment  policies are described in the Prospectus.

      |X|   Does the Fund Have Additional  Fundamental Policies? The following investment  restrictions are fundamental  policies of the Fund as contemplated by the Investment  Company Act. The limitations of the following  policies may be  changed  to the  extent  that the  corresponding  policies  of the Act are changed by amendment, exemptive or interpretive relief:
         o? The  Fund  cannot  invest  more  than 5% of its  total  assets  in securities  of any  issuer  (except  the  U.S.  government  or its agencies or instrumentalities).

         o? The Fund cannot  invest 25% or more of its total assets in any one industry.  Except for obligations  issued or guaranteed by foreign banks, the Fund's  investments in U.S.  government  securities and bank  obligations  described in the Prospectus are not included in this limitation.

         o? The Fund cannot make loans,  except to the extent  permitted under the Investment  Company Act, the rules or  regulations  thereunder or any  exemption  therefrom  that is  applicable  to the Fund, as such statute,  rules or regulations  may be amended or interpreted
            from  time  to  time.  (See   "Interfund   Borrowing  and  Lending
            Arrangements" above).
         o? The Fund may not  borrow  money,  except to the  extent  permitted under  the  Investment  Company  Act,  the  rules  or  regulations thereunder  or any exemption  therefrom  that is applicable to the
            Fund,  as such  statute,  rules or  regulations  may be amended or interpreted  from  time to time.  (See  "Interfund  Borrowing  and
            Lending Arrangements" above).

         o? The Fund cannot  invest in real estate,  physical  commodities  or commodity  contracts,  except to the  extent  permitted  under the
            Investment  Company Act, the rules or  regulations  thereunder  or any exemption  therefrom,  as such statute,  rules or  regulations may be amended or interpreted from time to time.
         o?  The Fund may not underwrite  securities issued by others,  except to the extent that a Fund may be considered an underwriter  within the  meaning  of the  Securities  Act of 1933,  as  amended,  when reselling securities held in its own portfolio.

         o? The  Fund  cannot  invest  in   securities  of  other   investment
            companies.

         o  The Fund  cannot  issue  senior  securities,  except to the extent
            permitted   under  the  Investment   Company  Act,  the  rules  or
            regulations  thereunder  or  any  exemption  therefrom,   as  such
            statute,  rules or regulations may be amended or interpreted  from time to time.

      Unless  the  Prospectus  or this  Statement  of  Additional  Information states that a percentage  restriction  applies on an ongoing basis, it applies only  at the  time  the  Fund  makes  an  investment  (except  in the  case of borrowing  and  investments  in illiquid  securities).  The Fund need not sell securities  to meet the  percentage  limits  if the  value  of the  investment increases in proportion to the size of the Fund.

|X|   Does the Fund Have Additional  Restrictions  That Are Not  "Fundamental"
Policies?

      The Fund has additional  operating  policies that are not "fundamental,"
and  which  can be  changed  by the  Board  of  Trustees  without  shareholder approval.

      The Fund cannot  invest in  securities  of other  investment  companies, except if it acquires them as part of a merger,  consolidation  or acquisition of assets.

      For purposes of the Fund's policy not to concentrate  its investments in securities of issuers,  the Fund has adopted the industry  classifications set forth in Appendix B to this Statement of Additional  Information.  This is not a fundamental policy.

Disclosure of Portfolio Holdings.  The Fund has adopted policies and procedures concerning the dissemination of information about its portfolio holdings by employees, officers and/or directors of the Manager, Distributor and Transfer Agent. These policies are designed to assure that non-public information about portfolio securities is distributed only for a legitimate business purpose, and is done in a manner that (a) conforms to applicable laws and regulations and (b) is designed to prevent that information from being used in a way that could negatively affect the Fund's investment program or enable third parties to use that information in a manner that is harmful to the Fund.

Public  Disclosure.  The Fund's portfolio holdings are made publicly available no later than 60 days after the close of each of the  Fund's  fiscal  quarters in  semi-annual  and annual reports to  shareholders,  or in its Statements of
Investments on Form N-Q, which are publicly available at the SEC.

 Until publicly disclosed, the Fund's portfolio holdings are proprietary, confidential business information. While recognizing the importance of providing Fund shareholders with information about their Fund's investments and providing portfolio information to a variety of third parties to assist with the management, distribution and administrative process, the need for transparency must be balanced against the risk that third parties who gain access to the Fund's portfolio holdings information could attempt to use that information to trade ahead of or against the Fund, which could negatively affect the prices the Fund is able to obtain in portfolio transactions or the availability of the securities that portfolio managers are trading on the Fund's behalf.

    The Manager and its subsidiaries and affiliates, employees, officers, and directors, shall neither solicit nor accept any compensation or other consideration (including any agreement to maintain assets in the Fund or in other investment companies or accounts managed by the Manager or any affiliated person of the Manager) in connection with the disclosure of the Fund's non-public portfolio holdings. The receipt of investment advisory fees or other fees and compensation paid to the Manager, and its subsidiaries pursuant to agreements approved by the Fund's Board shall not be deemed to be "compensation" or "consideration" for these purposes.
    It is a violation of the Code of Ethics for any covered person to release holdings in contravention of portfolio holdings disclosure policies and procedures adopted by the Fund.

    A list of the top 10 or more portfolio securities holdings (based on invested assets), listed by security or by issuer, as of the end of each month may be disclosed to third parties (subject to the procedures below)
    no sooner than 15 days after month-end.

    Except under special limited circumstances discussed below, month-end lists of the Fund's complete portfolio holdings may be disclosed no sooner than 30-days after the relevant month-end, subject to the procedures below. If the Fund's complete portfolio holdings have not been disclosed publicly, they may be disclosed pursuant to special requests for legitimate business reasons, provided that:

o     The third-party recipient must first submit a request for release of
            Fund portfolio holdings, explaining the business reason for the request;
o     Senior officers (a Senior Vice President or above) in the Manager's
            Portfolio and Legal departments must approve the completed request for release of Fund portfolio holdings; and
o     The third-party recipient must sign the Manager's portfolio holdings non-disclosure agreement before receiving the data, agreeing to keep information that is not publicly available regarding the
            Fund's holdings confidential and agreeing not to trade directly or indirectly based on the information.

    The Fund's complete portfolio holdings positions may be released to the following categories of entities or individuals on an ongoing basis, provided that such entity or individual either (1) has signed an agreement to keep such information confidential and not trade on the basis of such information or (2) is subject to fiduciary obligations, as a member of the Fund's Board, or as an employee, officer and/or director of the Manager, Distributor, or Transfer Agent, or their respective legal counsel, not to disclose such information except in conformity with these policies and procedures and not to trade for his/her personal account on the basis of such information:

o     Employees of the Fund's Manager, Distributor and Transfer Agent who
            need to have access to such information (as determined by senior officers of such entity),
o     The Fund's certified public accountants and independent registered public accounting firm,
o     Members of the Fund's Board and the Board's legal counsel,
o     The Fund's custodian bank,
o     A proxy voting service designated by the Fund and its Board,
o     Rating/ranking organizations (such as Lipper and Morningstar),
o     Portfolio pricing services retained by the Manager to provide portfolio security prices, and
o     Dealers, to obtain bids (price quotations if securities are not priced by the Fund's regular pricing services).

    Portfolio holdings information of the Fund may be provided, under limited circumstances, to brokers and/or dealers with whom the Fund trades and/or entities that provide investment coverage and/or analytical information regarding the Fund's portfolio, provided that there is a legitimate investment reason for providing the information to the broker, dealer or other entity. Month-end portfolio holdings information may, under this procedure, be provided to vendors providing research information and/or analytics to the fund, with at least a 15-day delay after the month end, but in certain cases may be provided to a broker or analytical vendor with a 1-2 day lag to facilitate the provision of requested investment information to the manager to facilitate a particular trade or the portfolio manager's investment process for the Fund. Any third party receiving such information must first sign the Manager's portfolio holdings non-disclosure agreement as a pre-condition to receiving this information.

                     ----------------------------------------------------------------

    Portfolio holdings information
    (which may include information on
    individual securities positions or
    multiple securities) may be
    provided to the entities listed
    below (1) by portfolio traders
    employed by the Manager in
    connection with portfolio trading,
    and (2) by the members of the
    Manager's Security Valuation Group
    and Accounting Departments in
    connection with portfolio pricing
    or other portfolio evaluation
    purposes:

o     Brokers and dealers in
            connection with portfolio
            transactions (purchases
            and sales)
o     Brokers and dealers to obtain
            bids or bid and asked
            prices (if securities held
            by the Fund are not priced
            by the fund's regular
            pricing services)
o     Dealers to obtain price
            quotations where the fund
            is not identified as the
            owner

    Portfolio holdings information
    (which may include information on
    the Fund's entire portfolio or
    individual securities therein) may
    be provided by senior officers of
    the Manager or attorneys on the
    legal staff of the Manager
    Distributor, or Transfer Agent, in
    the following circumstances:

o     Response to legal process
            in litigation matters,
            such as responses to
            subpoenas or in class
            action matters where the
            Fund may be part of the
            plaintiff class (and seeks
            recovery for losses on a
            security) or a defendant,
o     Response to regulatory requests
            for information (the SEC,
            NASD, state securities
            regulators, and/or foreign
            securities authorities,
            including without
            limitation requests for
            information in inspections
            or for position reporting
            purposes),
o     To potential sub-advisers of
            portfolios (pursuant to
            confidentiality
            agreements),
o     To consultants for retirement
            plans for plan
            sponsors/discussions at
            due diligence meetings
            (pursuant to
            confidentiality
            agreements),
o     Investment bankers in connection
            with merger discussions
            (pursuant to
            confidentiality agreements)

     Portfolio  managers and analysts may, subject to the Manager's  policies on
     communications   with  the  press  and  other  media,   discuss   portfolio
     information in interviews with members of the media, or in due diligence or similar  meetings with clients or prospective  purchasers of Fund shares or their financial intermediary representatives.

     The Fund's shareholders may, under unusual circumstances (such as a lack of liquidity in the Fund's portfolio to meet redemptions),  receive redemption proceeds of their Fund shares paid as pro rata shares of securities held in the  Fund's  portfolio.  In such  circumstances,  disclosure  of the Fund's portfolio holdings may be made to such shareholders.

     The Chief Compliance Officer of the Fund and the Manager,  Distributor, and
     Transfer  Agent (the "CCO") shall  oversee the  compliance  by the Manager,
     Distributor,  Transfer  Agent,  and their personnel with these policies and procedures.  At least annually, the CCO shall report to the Fund's Board on such compliance oversight and on the categories of entities and individuals to which disclosure of portfolio holdings of the Funds has been made during the preceding year pursuant to these policies.  The CCO shall report to the
     Fund's Board any material violation of these policies and procedures during the previous calendar quarter and shall make  recommendations  to the Board as to any  amendments  that the CCO believes are necessary and desirable to carry out or improve these policies and procedures.

     The Manager and/or the Fund have entered into ongoing  arrangements to make available  information about the Fund's portfolio holdings.  One or more of the Oppenheimer funds may currently disclose portfolio holdings information based on ongoing arrangements to the following parties:

A.G. Edwards & Sons                     Keijser Securities

                ----------------------------------------------------------------
          ---------------------------------------------------------

ABG Securities                          Kempen & Co. USA Inc.

          ---------------------------------------------------------
          ---------------------------------------------------------

          ABN AMRO                      Kepler Equities/Julius
                                        Baer Sec

          ---------------------------------------------------------
          ---------------------------------------------------------

          Advest                        KeyBanc Capital Markets

          ---------------------------------------------------------
          ---------------------------------------------------------

          AG Edwards                    Leerink Swan

          ---------------------------------------------------------
          ---------------------------------------------------------

          American Technology Research  Legg Mason

          ---------------------------------------------------------
          ---------------------------------------------------------

          Auerbach Grayson              Lehman

          ---------------------------------------------------------
          ---------------------------------------------------------

          Banc of America Securities    Lehman Brothers

          ---------------------------------------------------------
          ---------------------------------------------------------

          Barclays                      Lipper

          ---------------------------------------------------------
          ---------------------------------------------------------

          Baseline                      Loop Capital Markets

          ---------------------------------------------------------
          ---------------------------------------------------------

          Bear Stearns                  MainFirst Bank AG

          ---------------------------------------------------------
          ---------------------------------------------------------

          Belle Haven                   Makinson Cowell US Ltd

          ---------------------------------------------------------
          ---------------------------------------------------------

          Bloomberg                     Maxcor Financial

          ---------------------------------------------------------
          ---------------------------------------------------------

          BNP Paribas                   Merrill

          ---------------------------------------------------------
--------------------------------------------------------------------------------

BS Financial Services     Merrill Lynch

--------------------------------------------------------------------------------
          ---------------------------------------------------------

Buckingham Research Group Midwest
                          Research

          ---------------------------------------------------------
          ---------------------------------------------------------

          Caris & Co.                   Mizuho Securities

          ---------------------------------------------------------
          ---------------------------------------------------------

          CIBC World Markets            Morgan Stanley

          ---------------------------------------------------------
          ---------------------------------------------------------

          Citigroup                     Morningstar

          ---------------------------------------------------------
          ---------------------------------------------------------

          Citigroup Global Markets      Natexis Bleichroeder

          ---------------------------------------------------------
          ---------------------------------------------------------

          Collins Stewart               Ned Davis Research Group

          ---------------------------------------------------------
          ---------------------------------------------------------

          Craig-Hallum Capital Group LLCNomura Securities

          ---------------------------------------------------------
          ---------------------------------------------------------

          Credit Agricole Cheuvreux     Pacific Crest
          N.A. Inc.

          ---------------------------------------------------------
          ---------------------------------------------------------

          Credit Suisse First Boston    Pacific Crest Securities

          ---------------------------------------------------------
          ---------------------------------------------------------

          Daiwa Securities              Pacific Growth Equities

          ---------------------------------------------------------
          ---------------------------------------------------------

          Davy                          Petrie Parkman

          ---------------------------------------------------------
          ---------------------------------------------------------

          Deutsche Bank                 Pictet

          ---------------------------------------------------------
          ---------------------------------------------------------

          Deutsche Bank Securities      Piper Jaffray Inc.

          ---------------------------------------------------------
          ---------------------------------------------------------

          Dresdner Kleinwort WassersteinPlexus

          ---------------------------------------------------------
          ---------------------------------------------------------

          Emmet & Co                    Prager Sealy & Co.

          ---------------------------------------------------------
          ---------------------------------------------------------

          Empirical Research            Prudential Securities

          ---------------------------------------------------------
          ---------------------------------------------------------

          Enskilda Securities           Ramirez & Co.

          ---------------------------------------------------------
          ---------------------------------------------------------

          Essex Capital Markets         Raymond James

          ---------------------------------------------------------
          ---------------------------------------------------------

          Exane BNP Paribas             RBC Capital Markets

          ---------------------------------------------------------
          ---------------------------------------------------------

          Factset                       RBC Dain Rauscher

          ---------------------------------------------------------
          ---------------------------------------------------------

          Fidelity Capital Markets      Research Direct

          ---------------------------------------------------------
          ---------------------------------------------------------

          Fimat USA Inc.                Robert W. Baird

          ---------------------------------------------------------
          ---------------------------------------------------------

          First Albany                  Roosevelt & Cross

          ---------------------------------------------------------
          ---------------------------------------------------------

          First Albany Corporation      Russell Mellon

          ---------------------------------------------------------
          ---------------------------------------------------------

          Fixed Income Securities       Ryan Beck & Co.

          ---------------------------------------------------------
          ---------------------------------------------------------

          Fortis Securities             Sanford C. Bernstein

          ---------------------------------------------------------
          ---------------------------------------------------------

          Fox-Pitt, Kelton              Scotia Capital Markets

          ---------------------------------------------------------
          ---------------------------------------------------------

          Friedman, Billing, Ramsey     SG Cowen & Co.

          ---------------------------------------------------------
          ---------------------------------------------------------

          Fulcrum Global Partners       SG Cowen Securities

          ---------------------------------------------------------
          ---------------------------------------------------------

          Garp Research                 Soleil Securities Group

          ---------------------------------------------------------
          ---------------------------------------------------------

          George K Baum & Co.           Standard & Poors

          ---------------------------------------------------------
          ---------------------------------------------------------

          Goldman                       Stone & Youngberg

          ---------------------------------------------------------
          ---------------------------------------------------------

          Goldman Sachs                 SWS Group

          ---------------------------------------------------------
          ---------------------------------------------------------

          HSBC                          Taylor Rafferty

          ---------------------------------------------------------
          ---------------------------------------------------------

          HSBC Securities Inc           Think Equity Partners

          ---------------------------------------------------------
          ---------------------------------------------------------

          ING Barings                   Thomas Weisel Partners

          ---------------------------------------------------------
          ---------------------------------------------------------

          ISI Group                     UBS

          ---------------------------------------------------------
          ---------------------------------------------------------

          Janney Montgomery             Wachovia

          ---------------------------------------------------------
          ---------------------------------------------------------

          Jefferies                     Wachovia Corp

          ---------------------------------------------------------
          ---------------------------------------------------------

          Jeffries & Co.                Wachovia Securities

          ---------------------------------------------------------
          ---------------------------------------------------------

          JP Morgan                     Wescott Financial

          ---------------------------------------------------------
          ---------------------------------------------------------

          JP Morgan Securities          William Blair

          ---------------------------------------------------------
          ---------------------------------------------------------

          JPP Eurosecurities            Yieldbook

          ---------------------------------------------------------
          ---------------------------------------------------------

          Keefe, Bruyette & Woods

          ---------------------------------------------------------

How the Fund Is Managed

Organization  and  History.  The Fund is a  diversified,  open-end  management investment  company.  The Fund was  organized  as a  Maryland  corporation  in
December 1973.

|X|   Classes of Shares. The Directors are authorized, without shareholder approval, to create new series and classes of shares. The Directors may reclassify unissued shares of the Fund into additional series or classes of shares. The Directors also may divide or combine the shares of a class into a greater or lesser number of shares without changing the proportionate beneficial interest of a shareholder in the Fund. Shares do not have cumulative voting rights, preemptive rights or subscription rights. Shares may be voted in person or by proxy at shareholder meetings.

      The Fund currently has two classes of shares: Class A, and Class Y. All classes invest in the same investment portfolio. Only certain institutional investors may purchase Class Y shares. Each class of shares:

o     has its own dividends and distributions,
o     pays certain expenses which may be different for the different classes,
o     may have a different net asset value,
o     may have separate voting rights on matters in which interests of one class are different from interests of another class, and
o     votes as a class on matters that affect that class alone.

      Shares  are  freely  transferable,  and each share of each class has one vote at shareholder meetings,  with fractional shares voting proportionally on matters  submitted  to the  vote  of  shareholders.  Each  share  of the  Fund represents  an interest in the Fund  proportionately  equal to the interest of each other share of the same class.

      |X|   Meetings of Shareholders. Although the Fund is not required by
 Maryland law to hold annual meetings, it may hold shareholder meetings from time to time on important matters or when required to do so by the
 Investment Company Act or other applicable law. The shareholders of the
 Fund's parent corporation have the right to call a meeting to remove a
 Director or to take certain other action described in the Articles of
 Incorporation or under Maryland law.

     The Fund will  hold a meeting  when the  Directors  call a meeting  or upon proper  request of  shareholders.  If the Fund's parent  corporation  receives a written request of the record holders of at least 25% of the outstanding  shares eligible  to be voted at a meeting  to call a meeting  for a  specified  purpose
(which  might  include the removal of a  Director),  the  Directors  will call a
meeting  of  shareholders  for  that  specified   purpose.   The  Fund's  parent
corporation has undertaken  that it will then either give the applicants  access to the Fund's  shareholder  list or mail the  applicants'  communication  to all other shareholders at the applicants' expense.

Board of Directors and Oversight Committees.  The Fund is governed by a Board of
Directors,  which is responsible  for  protecting the interests of  shareholders under  Maryland  law. The Directors  meet  periodically  throughout  the year to oversee the Fund's activities, review its performance, and review the actions of the Manager.

     The Board of Directors has an Audit Committee, a Regulatory & Oversight
Committee, a Governance Committee and a Proxy Committee.  The Audit Committee is
comprised  solely of Independent  Directors.  The members of the Audit Committee are Joel W. Motley (Chairman),  Kenneth A. Randall, Mary F. Miller and Joseph M.
Wikler.  The Audit  Committee  held ___ meetings  during the Fund's  fiscal year
ended  July  31,   2005.   The  Audit   Committee   furnishes   the  Board  with
recommendations  regarding  the selection of the Fund's  independent  registered public accounting firm (also referred to as the "independent  Auditors").  Other main functions of the Audit Committee  outlined in the Audit Committee  Charter, include,  but are not  limited  to:  (i)  reviewing  the  scope and  results  of financial  statement audits and the audit fees charged;  (ii) reviewing  reports from the Fund's independent  Auditors  regarding the Fund's internal  accounting procedures and controls;  (iii)  reviewing  reports from the Manager's  Internal
Audit Department;  (iv) maintaining a separate line of communication between the
Fund's independent  Auditors and the Directors who are not "interested  persons"
under the Investment  Company Act (the "Independent  Directors");  (v) reviewing the independence of the Fund's  independent  Auditors;  (vi)  pre-approving  the provision  of  any  non-audit  services  by  the  Fund's  independent  Auditors, including tax services,  that are not prohibited by the  Sarbanes-Oxley  Act, to the Fund, the Manager and certain affiliates of the Manager.

     The Audit Committee's  functions also include selecting and nominating,  to the full Board, nominees for election as Directors, and selecting and nominating
Independent  Directors  for  election.  The Audit  Committee  may, but need not, consider  the advice and  recommendation  of the Manager and its  affiliates  in selecting  nominees.  The full  Board  elects  new  Directors  except  for those instances when a shareholder vote is required.

     To date,  the  Audit  Committee  has  been  able to  identify  from its own resources an

--------------------------------------------------------------------------------

ample number of Oppenheimer  Global  Opportunities  Fund  qualified  candidates.
Nonetheless,  shareholders  may  submit  names  of  individuals  for  the  Audit
Committee's  consideration by mailing such information,  accompanied by complete and properly supported resumes,  to the Audit Committee in care of the Fund. The
Audit  Committee  may consider such persons at such time as it meets to consider possible  nominees.  The Audit Committee,  however,  reserves sole discretion to determine  the  candidates to present to the Board and/or  shareholders  when it meets for the purpose of considering potential nominees.

     The members of the Regulatory & Oversight Committee are Robert G. Galli
(Chairman),  Joel W.  Motley,  Phillip  A.  Griffiths  and  Peter  I  Wold.  The
Regulatory &  Oversight Committee held ___ meetings during the Fund's fiscal year ended July 31, 2005. The Regulatory & Oversight Committee evaluates and reports  to the Board on the  Fund's  contractual  arrangements,  including  the
Investment  Advisory  and  Distribution  Agreements,  transfer  and  shareholder service  agreements  and  custodian  agreements  as  well  as the  policies  and procedures  adopted by the Fund to comply  with the  Investment  Company Act and other  applicable  law, among other duties as set forth in the Regulatory  &
Oversight Committee's Charter.

     The  members  of  the  Governance   Committee  are,  Phillip  A.  Griffiths
(Chairman),  Russell S.  Reynolds,  Jr. and Kenneth A. Randall.  The  Governance
Committee  held ___ meetings  during the Fund's fiscal year ended July 31, 2005.
The Governance Committee reviews the Fund's governance guidelines,  the adequacy of the Fund's  Codes of Ethics,  and develops  qualification  criteria for Board members consistent with the Fund's governance guidelines, among other duties set forth in the Governance Committee's Charter.

     The members of the Proxy Committee are Russell S. Reynolds, Jr. (Chairman),
Matthew P. Fink and Mary F. Miller.  The Proxy  Committee  held ____  meeting[s]
during the Fund's fiscal year ended July 31, 2005. The Proxy Committee  provides the Board with recommendations for the proxy voting of portfolio securities held by the Fund and monitors proxy voting by the Fund.

     Directors  and  Officers of the Fund.  Except for Mr.  Murphy,  each of the
Directors is an "Independent  Director" under the Investment Company Act. All of the Directors are also trustees or directors of the following  Oppenheimer funds
(referred to as "Board I Funds"):

Oppenheimer
AMT-Free Municipals

--------------------------------------------------------------------------------

Oppenheimer         Oppenheimer Gold & S
AMT-Free  New  York
Municipals                              pecial Minerals Fund
Oppenheimer Balanced Fund               Oppenheimer Growth Fund
Oppenheimer California Municipal Fund   Oppenheimer International Growth Fund
                                        Oppenheimer  International  Small Company
Oppenheimer Capital Appreciation Fund   Fund
Oppenheimer Developing Markets Fund     Oppenheimer Money Market Fund, Inc.
Oppenheimer Discovery Fund              Oppenheimer Multi-Sector Income Trust
Oppenheimer Emerging Growth Fund        Oppenheimer Multi-State Municipal Trust
Oppenheimer Emerging Technologies Fund  Oppenheimer Series Fund, Inc.
Oppenheimer Enterprise Fund             Oppenheimer U.S. Government Trust
Oppenheimer Global Fund

      In addition  to being a trustee or  director  of the Board I Funds,  Mr.
Galli  is  also  a  director  or  trustee  of  10  other   portfolios  in  the
OppenheimerFunds complex.

      Present or former  officers,  directors,  trustees  and  employees  (and their  immediate  family members) of the Fund, the Manager and its affiliates, and retirement plans  established by them for their employees are permitted to purchase  Class A shares  of the Fund and the other  Oppenheimer  funds at net asset  value  without  sales  charge.  The  sales  charge on Class A shares is waived for that group  because of the reduced  sales  efforts  realized by the
Distributor.

      Messrs. Gillespie, Murphy, Petersen, Vandehey, Vottiero, Weiss, Wixted
and Zack and Mss. Bloomberg, Ives and Wolf, who are officers of the Fund, hold the same offices with one or more of the other Board I Funds. As of
____, 2005 the Directors and officers of the Fund, as a group, owned of record or beneficially less than 1% of any class of shares of the Fund. The foregoing statement does not reflect ownership of shares held of record by an employee benefit plan for employees of the Manager, other than the shares beneficially owned under that plan by the officers of the Fund listed above.
In addition, none of the Independent Directors (nor any of their immediate family members) own securities of either the Manager or the Distributor of the Board I Funds or of any entity directly or indirectly controlling, controlled by or under common control with the Manager or the Distributor.

       Affiliated Transactions and Material Business Relationships. Mr.
Reynolds has reported he has a controlling interest in The Directorship
Group, Inc. (the "Directorship Group"), a director recruiting firm that provided consulting services to Massachusetts Mutual Life Insurance Company
(which controls the Manager) for fees of $137,500 for calendar year ended
December 31, 2002. Mr. Reynolds reported that the Directorship Group did not provide consulting services to Massachusetts Mutual Life Insurance Company during the calendar years ended December 31, 2003 and 2004 and does not expect to provide any such services in the calendar year ended December 31,
2005.

      The Independent Director have unanimously (except for Mr. Reynolds, who abstained) determined that the consulting arrangements between the
Directorship Group and Massachusetts Mutual Life Insurance Company were not material business or professional relationships that would compromise Mr.
Reynolds's status as an Independent Director. Nonetheless, to assure certainty as to determinations of the Board and the Independent Trustees as to matters upon which the Investment Company Act or the rules thereunder require approval by a majority of Independent Directors, Mr. Reynolds will not be counted for purposes of determining whether a quorum of Independent
Directors was present or whether a majority of Independent Directors approved the matter.

      Biographical Information. The Directors and officers, their positions with the Fund, length of service in such position(s) and principal occupations and business affiliations during the past five years are listed in the charts below. The information for each Director also includes the dollar range of shares beneficially owned in the Fund and the aggregate dollar range of shares beneficially owned in all funds in the Oppenheimer family of funds that are overseen by the Trustee ("Supervised Funds"). The address of each Director in the chart below is 6803 S. Tucson Way,
Centennial, CO 80112-3924. Each Director serves for an indefinite term, until his or her resignation, retirement, death or removal. Ms. Miller was elected to certain Board I Funds during 2004 and did not hold shares of Board I Funds during the calendar year ended December 31, 2004. Mr. Fink was elected to the
Board I Funds in 2005 and did not hold shares of Board I Funds during the calendar year ended December 31, 2004.

--------------------------------------------------------------------------------

                               Independent Directors

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Name,                Principal Occupation(s) During Past 5    Dollar   Aggregate
                                                                         Dollar
                                                                        Range Of
                                                                         Shares
                                                                     Beneficially
                                                                        Owned in
                     Years;                                   Range of Any of the
Position(s) Held     Other Trusteeships/Directorships Held    Shares Oppenheimer
with Fund,           by Director;                             BeneficiallFunds
Length of Service,   Number of Portfolios in Fund Complex     Owned in  Overseen
Age                  Currently Overseen by Director           the Fund by Director

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                        As of December 31, 2004

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Clayton K. Yeutter,  Of Counsel  (since  June  1993)  Hogan & $None     Over
Chairman of the      Hartson    (a    law    firm).     Other           $100,000
Board of Directors   directorships:  Danielson  Holding  Corp
since 2003;          (since  2002);  formerly a  director  of
Director since 1991  Weyerhaeuser    Corp.    (1999-   2004),
Age: 74              Caterpillar,  Inc. (1993-December 2002),
                     ConAgra    Foods    (1993-2001),     FMC
                     Corporation    (1993-2001)   and   Texas
                     Instruments  (1993-2001).   Oversees  24
                     portfolios   in   the   OppenheimerFunds
                     complex

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Matthew P. Fink,     Director  (since  October  1991)  of ICI None       None
Trustee since 2005   Education      Foundation.      Formerly
Age:  64             President  of  the  Investment   Company
                     Institute (October  1991-October  2004),
                     director   of   ICI   Mutual   Insurance
                     Company   (October    1991-June   2004).
                     Oversees    11    portfolios    in   the
                     OppenheimerFunds complex.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Robert G. Galli,     A   trustee   or   director   of   other $10,001-$50Over
Director since 1993  Oppenheimer    funds.     Oversees    34            $100,000
Age: 72              portfolios   in   the   OppenheimerFunds
                     complex.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Phillip A.           A   director   (since   1991)   of   the None       Over
Griffiths, Director  Institute     for    Advanced     Study,            $100,000
since 1999           Princeton,   N.J.,  a  director   (since
Age: 66              2001) of GSI Lumonics,  a trustee (since
                     1983)  of  Woodward  Academy,  a  Senior
                     Advisor  (since  2001) of The  Andrew W.
                     Mellon  Foundation.  A  member  of:  the
                     National   Academy  of  Sciences  (since
                     1979),  American  Academy  of  Arts  and
                     Sciences    (since    1995),    American
                     Philosophical  Society  (since 1996) and
                     Council  on  Foreign   Relations  (since
                     2002).  Formerly a  director  of Bankers
                     Trust New York Corporation  (1994-1999).
                     Oversees    24    portfolios    in   the
                     OppenheimerFunds complex.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Mary Miller(1)       Trustee  (since  October  1998)  of  the None       None
Director since 2004  American       Symphony        Orchestra
Age: 62              (not-for-profit     performing    arts).
                     Formerly,   Senior  Vice  President  and
                     General  Auditor  of  American   Express
                     Company   (financial   services)   (July
                     1998-February    2003).    Oversees   25
                     portfolios   in   the   OppenheimerFunds
                     complex.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Joel W. Motley,      Director  (since 2002)  Columbia  Equity None       Over
Director since 2002  Financial     Corp.      (privately-held            $100,000
Age: 53              financial  adviser);  Managing  Director
                     (since  2002)   Carmona   Motley,   Inc.
                     (privately-held    financial   adviser);
                     Formerly    he   held   the    following
                     positions:  Managing  Director  (January
                     1998-December   2001),   Carmona  Motley
                     Hoffman Inc.  (privately-held  financial
                     adviser).  Oversees 24 portfolios in the
                     OppenheimerFunds complex.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Kenneth A. Randall,  A director of Dominion  Resources,  Inc. $50,001-$10Over0
Director since 1980  (electric   utility  holding   company);            $100,000
Age: 78              formerly  a  director  of Prime  Retail,
                     Inc.  (real  estate  investment  trust);
                     and  Dominion  Energy,   Inc.  (electric
                     power   and   oil   &   gas   producer),
                     President  and Chief  Executive  Officer
                     of   The    Conference    Board,    Inc.
                     (international   economic  and  business
                     research)  and a director of  Lumbermens
                     Mutual   Casualty   Company,    American
                     Motorists    Insurance    Company    and
                     American  Manufacturers Mutual Insurance
                     Company.  Oversees 24  portfolios in the
                     OppenheimerFunds complex.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Russell S.           Chairman (since 1993) of The             None       Over
Reynolds, Jr.,       Directorship Search Group, Inc.                     $100,000
Director since 1989  (corporate governance consulting and
Age: 73              executive recruiting); a life trustee
                     of International House (non-profit
                     educational organization), and a former
                     trustee of the Greenwich Historical
                     Society. Oversees 24 portfolios in the
                     OppenheimerFunds complex.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Joseph M. Wikler,    A director (since 1996) of Lakes         None
Trustee since 2005   Environmental Association, and Medintec
Age: 64              (since 1992) and Cathco (since 1995)
                     (medical device companies); a member of
                     investment committee of the Associated
                     Jewish Charities of Baltimore (since
                     1994); formerly a director of
                     Fortis/Hartford mutual funds
                     (1994-2001).  Oversees 14 portfolios in
                     the OppenheimerFunds complex.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Peter I. Wold        President of Wold Oil Properties, Inc.
Trustee since 2005   (an oil and gas exploration and
Age : 57             production company); Vice President,
                     Secretary and Treasurer of Wold Trona
                     Company, Inc. (soda ash processing and
                     production); Vice President of Wold
                     Talc Company, Inc. (talc mining);
                     Managing Member, Hole-in-the-Wall Ranch
                     (cattle ranching); formerly Director
                     and Chairman of the Board, Denver
                     Branch of the Federal Reserve Bank of
                     Kansas City (1993-1999) and Director of
                     PacifiCorp. (1995-1999), an electric
                     utility.  Oversees 14 portfolios in the
                     OppenheimerFunds complex

-------------------------------------------------------------------------------------

      The address of Mr. Murphy is Two World Financial Center, 225 Liberty
Street, 11th Floor, New York, NY 10281-1008. Mr. Murphy serves for as
Director for an indefinite term and as an Officer for an annual term, or until his resignation, death or removal.

-------------------------------------------------------------------------------------------

                              Interested Trustee and Officer

-------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------

Name, Position(s)  Principal Occupation(s) During the Past 5      Dollar      Aggregate
                                                                            Dollar Range
                                                                 Range of     Of Shares
                                                                  Shares    Beneficially
Held with Fund,    Years; Other Trusteeships/Directorships      Beneficially  Owned in
Length of          Held; Number of Portfolios in the Fund        Owned in    Supervised
Service, Age       Complex Currently Overseen                    the Fund       Funds

------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------

                                                         As of December 31, 2004

------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------

John V. Murphy,    Chairman, Chief Executive Officer and        $1-$10,000  Over $100,000
Trustee since 2002 Director (since June 2001) and President
Age: 56            (since September 2000) of the Manager;
                   President and Director or Trustee of other
                   Oppenheimer funds; President and Director
                   of Oppenheimer Acquisition Corp. ("OAC")
                   (the Manager's parent holding company) and
                   of Oppenheimer Partnership Holdings, Inc.
                   (holding company subsidiary of the Manager)
                   (since July 2001); Director of
                   OppenheimerFunds Distributor, Inc.
                   (subsidiary of the Manager) (since November
                   2001); Chairman and Director of Shareholder
                   Services, Inc. and of Shareholder Financial
                   Services, Inc. (transfer agent subsidiaries
                   of the Manager) (since July 2001);
                   President and Director of OppenheimerFunds
                   Legacy Program (charitable trust program
                   established by the Manager) (since July
                   2001); Director of the following investment
                   advisory subsidiaries of the Manager: OFI
                   Institutional Asset Management, Inc.,
                   Centennial Asset Management Corporation,
                   Trinity Investment Management Corporation
                   and Tremont Capital Management, Inc. (since
                   November 2001), HarbourView Asset
                   Management Corporation and OFI Private
                   Investments, Inc. (since July 2001);
                   President (since November 1, 2001) and
                   Director (since July 2001) of Oppenheimer
                   Real Asset Management, Inc.; Executive Vice
                   President of Massachusetts Mutual Life
                   Insurance Company (OAC's parent company)
                   (since February 1997); Director of DLB
                   Acquisition Corporation (holding company
                   parent of Babson Capital Management LLC)
                   (since June 1995); Member of the Investment
                   Company Institute's Board of Governors
                   (since October 3, 2003); Chief Operating
                   Officer of the Manager (September 2000-June
                   2001); President and Trustee of MML Series
                   Investment Fund and MassMutual Select Funds
                   (open-end investment companies) (November
                   1999-November 2001); Director of C.M. Life
                   Insurance Company (September 1999-August
                   2000); President, Chief Executive Officer
                   and Director of MML Bay State Life
                   Insurance Company (September 1999-August
                   2000); Director of Emerald Isle Bancorp and
                   Hibernia Savings Bank (wholly-owned
                   subsidiary of Emerald Isle Bancorp) (June
                   1989-June 1998). Oversees [Note 4(b)] 87
                   portfolios as a Trustee or Director and
                   officer in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------------

      The address of the Officers in the chart below is as follows: for Mr.
Gillespie, and Zack and Ms. Bloomberg, Two World Financial Center, 225
Liberty Street-11th Floor, New York, NY 10281-1008, for Messrs. Petersen,
Vandehey,Vottiero, Weiss and Wixted and Mses. Ives and Wolf, 6803 S. Tucson
Way, Centennial, CO 80112-3924. Each Officer serves for an annual term or until his or her earlier resignation, death or removal.

------------------------------------------------------------------------------------

                               Officers of the Fund

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

Name,                   Principal Occupation(s) During Past 5 Years
Position(s) Held with
Fund,
Length of Service,
Age

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

Carol E. Wolf, Vice     Senior Vice  President of the Manager (since June 2000) and
President and           of HarbourView  Asset  Management  Corporation  (since June
Portfolio Manager       2003);  an officer of 6 portfolios in the  OppenheimerFunds
since 1988              complex.  Formerly Vice President of the Manager (June 1990
Age: 53                 - June 2000).

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

Barry D. Weiss, Vice    Vice  President  of the  Manager  (since  July 2001) and of
President and           HarbourView  Asset  Management   Corporation   (since  June
Portfolio Manager       2003);  an officer of 6 portfolios in the  OppenheimerFunds
since 2001              complex.  Formerly  Assistant  Vice  President  and  Senior
Age: 41                 Credit Analyst of the Manager  (February  2000-June  2001).
                        Prior to joining  the  Manager  in  February  2000,  he was
                        Associate  Director,  Structured  Finance,  Fitch IBCA Inc.
                        (April 1998 - February 2000).

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

Mark S. Vandehey,       Senior Vice President and Chief  Compliance  Officer of the
Vice President and      Manager    (since   March   2004);    Vice   President   of
Chief Compliance        OppenheimerFunds   Distributor,   Inc.,   Centennial  Asset
Officer since 2004      Management   Corporation  and  Shareholder  Services,   Inc
Age:  55                (since June 1983).  Vice President and Director of Internal
                        Audit of the Manager  (1997-February  2004).  An officer of
                        86 portfolios in the Oppenheimer funds complex.

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

Brian W. Wixted,        Senior Vice  President and Treasurer of the Manager  (since
Treasurer since 1999    March 1999); Treasurer of the following:  HarbourView Asset
Age: 45                 Management  Corporation,  Shareholder  Financial  Services,
                        Inc.,  Shareholder Services,  Inc.,  Oppenheimer Real Asset
                        Management   Corporation,   and   Oppenheimer   Partnership
                        Holdings,   Inc.   (since  March  1999),   of  OFI  Private
                        Investments,  Inc. (since March 2000), of  OppenheimerFunds
                        International  Ltd.  and  OppenheimerFunds  plc  (since May
                        2000), of OFI Institutional  Asset Management,  Inc. (since
                        November 2000), and of  OppenheimerFunds  Legacy Program (a
                        Colorado   non-profit   corporation)   (since  June  2003);
                        Treasurer and Chief  Financial  Officerof OFI Trust Company
                        (a trust  company  subsidiary  of the  Manager)  (since May
                        2000);  Assistant  Treasurer of the  following:  OAC (since
                        March  1999),   Centennial  Asset  Management   Corporation
                        (March  1999-October  2003)  and  OppenheimerFunds   Legacy
                        Program  (April  2000-June   2003);   Principal  and  Chief
                        Operating  Officer of  Bankers  Trust  Company-Mutual  Fund
                        Services  Division (March  1995-March  1999). An officer of
                        83 portfolios in the OppenheimerFunds complex.

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

Brian Petersen,         Assistant  Vice  President  of the  Manager  (since  August
Assistant Treasurer     2002);   Manager/Financial   Product  Accounting  (November
since 2004              1998-July   2002)  of  the   Manager.   An  officer  of  86
Age: 34                 portfolios in the OppenheimerFunds complex.

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

Philip Vottiero,        Vice President/Fund  Accounting of the Manager (since March
Assistant Treasurer     2002); formerly Vice President/Corporate  Accounting of the
since 2002              Manager (July 1999-March 2002);  Chief Financial Officer at
Age: 42                 Sovlink  Corporation  (April 1996-June 1999). An officer of
                        86 portfolios in the OppenheimerFunds complex.

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

Robert G. Zack,         Executive Vice  President  (since January 2004) and General
Secretary since 2001    Counsel (since March 2002) of the Manager;  General Counsel
Age: 57                 and  Director of the  Distributor  (since  December  2001);
                        General Counsel of Centennial Asset Management  Corporation
                        (since  December  2001);  Senior Vice President and General
                        Counsel of HarbourView Asset Management  Corporation (since
                        December  2001);  Secretary  and  General  Counsel  of  OAC
                        (since   November   2001);   Assistant   Secretary   (since
                        September  1997)  and  Director  (since  November   2001)of
                        OppenheimerFunds  International  Ltd. and  OppenheimerFunds
                        plc;   Vice   President   and   Director   of   Oppenheimer
                        Partnership  Holdings,  Inc.(since December 2002); Director
                        of  Oppenheimer  Real  Asset  Management,   Inc.  (November
                        2001); Senior Vice President,  General Counsel and Director
                        of  Shareholder  Financial  Services,   Inc.,   Shareholder
                        Services,   Inc.  (since   December   2001),   Senior  Vice
                        President,  General  Counsel  and  Director  of OFI Private
                        Investments,  Inc. and OFI Trust Company  (November  2001);
                        Vice  President of  OppenheimerFunds  Legacy  Program (June
                        2003);  Senior Vice  President  and General  Counsel of OFI
                        Institutional   Asset  Management,   Inc.  (since  November
                        2001);  Director  (since  June  2003)  of  OppenheimerFunds
                        (Asia)   Limited.(since   December   2003);   Senior   Vice
                        President (May 1985-December  2003), Acting General Counsel
                        (November   2001-February   2002)  and  Associate   General
                        Counsel (May 1981-October  2001) of the Manager;  Assistant
                        Secretary of Shareholder Services,  Inc. (May 1985-November
                        2001),   Shareholder  Financial  Services,  Inc.  (November
                        1989-November  2001);  and  OppenheimerFunds  International
                        Ltd.  (September  1997-November  2001).  An  officer  of 86 portfolios in the OppenheimerFunds complex.

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

Lisa I. Bloomberg,      Vice  President and Associate  Counsel of the Manager since
Assistant Secretary     May 2004;  First Vice President  (April  2001-April  2004),
since 2004              and Associate General Counsel  (December  2000-April 2004),
Age:  37                Corporate  Vice  President   (May   1999-April   2001)  and
                        Assistant General Counsel (May  1999-December  2000) of UBS
                        Financial    Services    Inc.    (formerly,     PaineWebber
                        Incorporated)   An   officer  of  86   portfolios   in  the
                        OppenheimerFunds complex.

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

Kathleen T. Ives,       Vice  President  (since  June 1998) and Senior  Counsel and
Assistant Secretary     Assistant  Secretary  (since  October 2003) of the Manager;
since 2001              Vice President (since 1999) and Assistant  Secretary (since
Age: 39                 October 2003) of the  Distributor;  Assistant  Secretary of
                        Centennial  Asset  Management  Corporation  (since  October
                        2003);   Vice   President   and   Assistant   Secretary  of
                        Shareholder   Services,   Inc.   (since  1999);   Assistant
                        Secretary  of   OppenheimerFunds   Legacy  Program  and  of
                        Shareholder   Financial  Services,   Inc.  (since  December
                        2001);   Assistant   Counsel   of   the   Manager   (August
                        1997-October  2003).  An  officer of 86  portfolios  in the
                        OppenheimerFunds complex.

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

Lisa I. Bloomberg,      Vice President and Associate Counsel of the Manager since
Assistant Secretary     May 2004; First Vice President (April 2001-April 2004),
since 2004              and Associate General Counsel (December 2000-April 2004),
Age:  37                Corporate Vice President (May 1999-April 2001) and
                        Assistant General Counsel (May 1999-December 2000) of UBS
                        Financial Services Inc. (formerly, PaineWebber
                        Incorporated) An officer of 86 portfolios in the
                        OppenheimerFunds complex.

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

Phillip S. Gillespie    Senior Vice  President  and Deputy  General  Counsel of the
Assistant     Secretary Manager  (since  September  2004);   First  Vice  President
since 2004              (2000-September  2004), Director  (2000-September 2004) and
Age: 41                 Vice  President  (1998-2000)  of Merrill  Lynch  Investment
                        Management.   An   officer   of  86   portfolios   in   the
                        OppenheimerFunds complex.

------------------------------------------------------------------------------------

|X|   Remuneration of Directors.  The Directors of the Fund who are affiliated with the  Manager  receive  no salary or fee from the  Fund.  The  Independent
Directors  received the compensation  shown below from the Fund for serving as a Director  and member of a committee  (if  applicable),  with  respect to the
Fund's  fiscal year ended July 31,  2005.  The total  compensation,  including accrued  retirement  benefits,  from  the Fund  and  fund  complex  represents compensation  received for serving as a Director and member of a committee (if applicable) of the boards of the Fund and other funds in the  OppenheimerFunds complex during the calendar year ended December 31, 2004.

------------------------------------------------------------------------------------

Director Name and Other    Aggregate     Retirement     Estimated        Total
                                                                      Compensation
                                                                        From All
                                                                      Oppenheimer
                                                          Annual       Funds For
                                          Benefits      Retirement       Which
                                         Accrued as    Benefits to     Individual
Fund Position(s)          Compensation  Part of Fund   be Paid Upon    Serves As
(as applicable)           From Fund(1)    Expenses    Retirement(2)  Trustee/Director

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

Clayton K. Yeutter          $____(3)       $____         $86,171        $173,700
Chairman of the Board

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

Matthew Fink(4)              $____          None          $2,641          None
Proxy Committee Member

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

Robert G. Galli              $____         $____       $100,824(5)    $273,312(6)
Regulatory & Oversight
Committee Chairman

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

Phillip Griffiths
Governance Committee
Chairman and Regulatory     $___(7)        $____         $34,972        $142,092
& Oversight Committee
Member

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

Mary F. Miller(8)
Audit Committee Member
and Proxy Committee          $____         $None         $7,128_         $8,532
Member

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

Joel W. Motley
Audit Committee Chairman
and Regulatory &            $____(9)       $____         $23,945        $150,760
Oversight Committee
Member

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

Kenneth A. Randall           $____       $None(10)       $85,944        $134,080
Audit Committee Member
and Governance Committee
Member

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

Russell S. Reynolds, Jr.      $___         $____         $66,602        $106,792
Proxy Committee Member
and Governance Committee
Member

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

Joseph M. Wikler(13)         $____         $____            --          $23,000
Audit Committee Member

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

Peter I. Wold(13)            $____         $____            --          $20,500
Regulatory & Oversight
Committee Member

------------------------------------------------------------------------------------

1.    "Aggregate   Compensation   From  Fund"   includes   fees  and  deferred
   compensation.
2.    "Estimated  Annual  Retirement  Benefits to be Paid Upon  Retirement" is
   based on a straight life payment plan election with the  assumption  that a
   Director  will  retire at the age of 75 and is  eligible  (after 7 years of service)  to receive  retirement  plan  benefits as  described  below under
   "Retirement Plan for Directors."
3.    Includes $____ deferred by Mr. Yeutter under the "Deferred  Compensation
   Plan" described below.
4.    Mr.  Fink was  appointed  as a Director  or Trustee of 10 of the Board I
   Funds  effective  January 1, 2005 and was elected as Director or Trustee of all the other Board I Funds during 2005
5.    Includes  $__ paid to Mr. Galli for serving as trustee or director of 10 other Oppenheimer funds that are not Board I Funds.
6.    Includes  $111,000  for  serving  as  trustee  or  director  of 10 other
   Oppenheimer funds )at December 31, 20014) that are not Board I Funds.
7.    Includes   $____   deferred  by  Mr.   Griffiths   under  the  "Deferred
   Compensation Plan" described below.
8.    Ms.  Miller was  appointed  as  Director or Trustee of 13 of the Board I
   Funds  effective  August  13,  2004  and 9 of the  Board I Funds  effective
   October 26,  2004.  She was elected as Director or Trustee of all the other
   Baord I Funds during 2005.
9.    Mr. Wold and Mr.  Wikler were  elected as Trustees or  Directors  of the
   Board I Funds as of August 17, 2005.

|X|   Retirement  Plan for Directors.  The Fund has adopted a retirement  plan that provides for payments to retired Independent Directors.  Payments are up to 80% of the average  compensation  paid during a  Director's  five years of service in which the  highest  compensation  was  received.  A Director  must serve as  director or trustee for any of the Board I Funds for at least seven years to be  eligible  for  retirement  plan  benefits  and must serve for at least 15  years  to be  eligible  for the  maximum  benefit.  The  amount  of retirement  benefits a  Director  will  receive  depends on the amount of the
 Director's compensation,  including future compensation and the length of his or her service on the Board.

      |X|   Deferred Compensation Plan. The Board of Directors has adopted a
Deferred Compensation Plan for Independent Directors that enables them to elect to defer receipt of all or a portion of the annual fees they are entitled to receive from the Fund. Under the plan, the compensation deferred by a Directors is periodically adjusted as though an equivalent amount had been invested in shares of one or more Oppenheimer funds selected by the
Directors. The amount paid to the Director under the plan will be determined based upon the amount of compensation deferred and the performance of the selected funds.
Deferral of the Directors' fees under the plan will not materially affect the
Fund's assets, liabilities or net income per share. The plan will not obligate the Fund to retain the services of any Trustee or to pay any particular level of compensation to any Director. Pursuant to an Order issued by the SEC, the Fund may invest in the funds selected by the Director under the plan without shareholder approval for the limited purpose of determining the value of the Director's deferred compensation account.

      |X|         Major  Shareholders.  As of _____, 2005, the only persons or entities who owned of record or were known by the Fund to own  beneficially 5%
or more of any class of the Fund's outstanding shares were:

The Manager.  The Manager is wholly-owned by Oppenheimer  Acquisition Corp., a holding company  controlled by Massachusetts  Mutual Life Insurance Company, a
global, diversified insurance and financial services organization.

|X|   Code of Ethics. The Fund, the Manager and the Distributor have a Code of Ethics. It is designed to detect and prevent improper personal trading by certain employees, including portfolio managers, that would compete with or take advantage of the Fund's portfolio transactions. Covered persons include persons with knowledge of the investments and investment intentions of the
Fund and other funds advised by the Manager. The Code of Ethics does permit personnel subject to the Code to invest in securities, including securities that may be purchased or held by the Fund, subject to a number of restrictions and controls. Compliance with the Code of Ethics is carefully monitored and enforced by the Manager.

      The Code of Ethics is an exhibit to the Fund's registration statement filed with the SEC and can be reviewed and copied at the SEC's Public
Reference Room in Washington, D.C. You can obtain information about the hours of operation of the Public Reference Room by calling the SEC at
1.202.942.8090. The Code of Ethics can also be viewed as part of the Fund's registration statement on the SEC's EDGAR database at the SEC's Internet website at www.sec.gov. Copies may be obtained, after paying a duplicating
           -----------
fee, by electronic request at the following E-mail address:
publicinfo@sec.gov., or by writing to the SEC's Public Reference Section,
-------------------
Washington, D.C. 20549-0102.

      |X|   The   Investment   Advisory   Agreement.   The  Manager   provides
investment  advisory and  management  services to the Fund under an investment advisory  agreement  between  the Manager  and the Fund.  The Manager  selects securities for the Fund's portfolio and handles its day-to-day business.  That agreement  requires  the  Manager,  at its  expense,  to provide the Fund with adequate office space,  facilities and equipment. It also requires the Manager to provide and supervise the  activities  of all  administrative  and clerical personnel  required to provide  effective  administration  for the Fund. Those responsibilities  include the  compilation  and  maintenance  of records  with respect to its operations,  the  preparation and filing of specified  reports, and composition of proxy materials and registration  statements for continuous public sale of shares of the Fund.

      Expenses  not  expressly  assumed by the  Manager  under the  investment advisory  agreement are paid by the Fund.  The investment  advisory  agreement lists  examples of expenses paid by the Fund. The major  categories  relate to interest,  taxes,  fees to Independent  Directors,  legal and audit  expenses, custodian and transfer agent expenses,  share issuance costs, certain printing and  registration  costs  and  non-recurring  expenses,  including  litigation costs.  The management  fees paid by the Fund to the Manager are calculated at the rates  described  in the  Prospectus,  which  applied to the assets of the
Fund as a whole.  The Fees are  allocated to each class of shares based on the relative proportion of the Fund's net assets represent by that class.

      The  management  fees paid by the Fund to the Manager  during the Fund's most recent three fiscal years are as follows:

--------------------------------------------------------------------------------

Fiscal Year ending         Management Fee Paid to OppenheimerFunds, Inc.
       7/31

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

       2003                                 $8,305,548

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

       2004                                 $7,541,850

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

       2005                                   $______

--------------------------------------------------------------------------------

      The investment  advisory agreement states that in the absence of willful misfeasance  the Manager is not liable for any loss sustained by reason of the adoption of any  investment  policy or the purchase,  sale or retention of any security on its recommendation,  whether or not such recommendation shall have been based on its own  investigation  and research or upon  investigation  and research by any other  individual,  firm or corporation.  That  recommendation must have been made, and such other individual,  firm or corporation must have been selected,  with due care and in good faith.  However,  the Manager is not excused  from  liability  for its  willful  misfeasance,  bad  faith  or gross negligence in the performance of its duties, or its reckless  disregard of its obligations and duties, under the investment advisory agreement.

The  investment  advisory  agreement  permits the Manager to act as investment advisor  for any  other  person,  firm  or  corporation  and to use  the  name
"Oppenheimer" in connection with other  investment  companies for which it may act as  investment  advisor or general  distributor.  If the Manager  shall no longer act as  investment  advisor  to the Fund,  the right of the Fund to use the name "Oppenheimer" as part of its name may be withdrawn.

 Portfolio Managers. The Fund's portfolio is managed by Barry D. Weiss and
Carol E. Wolf (each is referred to as a "Portfolio Manager" and collectively they are referred to as the "Portfolio Managers"). They are the persons who are responsible for the day-to-day management of the Fund's investments.

|X|   Other Accounts Managed.  In addition to managing the Fund's investment portfolio, each Portfolio Manager also manages other investment portfolios and other accounts on behalf of the Manager or its affiliates.  The following table provides information regarding the other portfolios and accounts managed by each Portfolio
            Manager as of July 31, 2005. No account has a performance-based advisory fee:

        Portfolio              Total                   Total           Total
                                                     Assets in
                               Assets in  Other        Other
                      RegistereRegistered Pooled      Pooled            Assets
                      InvestmenInvestment InvestmentInvestment  Other  in Other
                      CompaniesCompanies  Vehicles   Vehicles   AccountAccounts
         Manager      Managed   Managed*   Managed   Managed*   ManagedManaged*

     ----------------------------------------------------------------------------
     ----------------------------------------------------------------------------

                         4                  None                 None
      Barry D. Weiss             $______                     $0               $0

     ----------------------------------------------------------------------------
     ----------------------------------------------------------------------------

                         4                  None                 None
      Carol E. Wolf              $______                     $0               $0

       *  In millions.

           As indicated above, the Portfolio Managers also manage other funds and accounts.  Potentially, at times, those responsibilities could conflict with the interests of the Fund.  That may occur whether the investment strategies of the other fund or account are the same as, or different from, the Fund's investment objectives and strategies.  For example, the Portfolio Managers may need to allocate investment opportunities between the Fund and another fund or account having similar objectives or strategies, or they may need to execute transactions for another fund or account that could have a negative impact on the value of securities held by the Fund.  Not all funds and accounts advised by the Manager have the same management fee.  If the management fee structure of another fund or account is more advantageous to the Manager than the fee structure of the Fund, the
      Manager could have an incentive to favor the other fund or account.
      However, the Manager's compliance procedures and Code of Ethics recognize the Manager's fiduciary obligations to treat all of its clients, including the Fund, fairly and equitably, and are designed to preclude the Portfolio Manager from favoring one client over another.
      It is possible, of course, that those compliance procedures and the
      Code of Ethics may not always be adequate to do so.  At different times, the Fund's Portfolio Managers may manage other funds or accounts with investment objectives and strategies that are similar to those of the Fund, or may manage funds or accounts with investment objectives and strategies that are different from those of the Fund.

      Compensation of the Portfolio Manager.  The Fund's Portfolio Managers
      are employed and compensated by the Manager, not the Fund. Under the
      Manager's compensation program for its portfolio managers and portfolio analysts, their compensation is based primarily on the investment performance results of the funds and accounts they manage, rather than on the financial success of the Manager. This is intended to align the portfolio managers and analysts interests with the success of the funds and accounts and their shareholders. The Manager's compensation structure is designed to attract and retain highly qualified investment management professionals and to reward individual and team contributions toward creating shareholder value. As of July 31, 2005 the Portfolio Managers' compensation consisted of three elements: a base salary, an annual discretionary bonus and eligibility to participate in long-term awards of options and appreciation rights in regard to the common stock of the Manager's holding company parent.
      Senior portfolio managers may also be eligible to participate in the
      Manager's deferred compensation plan.

      To help the Manager attract and retain talent, the base pay component of each portfolio manager is reviewed regularly to ensure that it reflects the performance of the individual, is commensurate with the requirements of the particular portfolio, reflects any specific competence or specialty of the individual manager, and is competitive with other comparable positions. The annual discretionary bonus is determined by senior management of the Manager and is based on a number of factors, including a fund's pre-tax performance for periods of up to five years, measured against an appropriate Lipper benchmark selected by management. The Lipper benchmark with respect to the Trust is Lipper
      - Money Market Instrument Fund.  Other factors considered include management quality (such as style consistency, risk management, sector coverage, team leadership and coaching) and organizational development.
      The Portfolio Managers' compensation is not based on the total value of the Fund's portfolio assets, although the Fund's investment performance may increase those assets. The compensation structure is also intended to be internally equitable and serve to reduce potential conflicts of interest between the Fund and other funds and accounts managed by the
      Portfolio Managers. The compensation structure of the other funds and accounts managed by the Portfolio Managers is the same as the compensation structure of the Fund, described above.

             Ownership of Fund Shares.  As of July 31, 2005 each
      Portfolio Manager beneficially owned shares of the Trust as follows:

            ----------------------------------------------------------

                                                Range of Shares
                                                  Beneficially
                  Portfolio Manager            Owned in the Fund

            ----------------------------------------------------------
            ----------------------------------------------------------

            Barry D. Weiss

            ----------------------------------------------------------
            ----------------------------------------------------------

            Carol E. Wolf

            ----------------------------------------------------------

The  Distributor.  Under its General  Distributor's  Agreement  with the Fund,
OppenheimerFunds  Distributor,  Inc., a subsidiary of the Manager, acts as the
Fund's  principal   underwriter  and  Distributor  in  the  continuous  public offering of the Fund's  shares.  The  Distributor  is not  obligated to sell a specific  number  of  shares.  The  Distributor  bears the  expenses  normally attributable  to sales,  including  advertising  and the cost of printing  and mailing prospectuses, other than those furnished to existing shareholders.

    The Manager  and the  Distributor  may make  payments  to  affiliates.  In their  sole  discretion,  they may also  from  time to time  make  substantial payments  from their own  resources,  which  include  the  profits the Manager derives  from the  advisory  fees it  receives  from the Fund,  to  compensate
brokers,   dealers,   financial  institutions  and  other  intermediaries  for
providing  distribution  assistance  and/or  administrative  services  or that otherwise  promote sales of the Fund's shares.  These payments,  some of which may be referred to as "revenue  sharing,"  may relate to the Fund's  inclusion on a financial intermediary's preferred list of funds offered to its clients.

    Financial  intermediaries,  brokers and dealers may receive other payments from the  Distributor  or the Manager from their own  resources in  connection with the promotion  and/or sale of shares of the Fund,  including  payments to
defray  expenses   incurred  in  connection  with  educational   seminars  and
meetings.   The  Manager  or  Distributor  may  share  expenses   incurred  by
financial  intermediaries  in  conducting  training and  educational  meetings about aspects of the Fund for employees of the  intermediaries  or for hosting client  seminars  or meetings  at which the Fund is  discussed.  In their sole discretion,  the Manager and/or the  Distributor  may increase or decrease the amount of payments they make from their own resources for these purposes.

      |X|   Portfolio   Transactions.   Portfolio  decisions  are  based  upon
recommendations  and judgment of the Manager subject to the overall  authority of the  Board of  Directors.  Most  purchases  made by the Fund are  principal transactions at net prices,  so the Fund incurs little or no brokerage  costs.
The Fund deals  directly  with the selling or  purchasing  principal or market maker  without  incurring  charges for the  services of a broker on its behalf unless  the  Manager  determines  that a  better  price  or  execution  may be obtained by using the services of a broker.  Purchases of portfolio securities from  underwriters  include a commission or  concession  paid by the issuer to the  underwriter,  and purchases from dealers include a spread between the bid and asked prices.

      The  Fund  seeks  to  obtain  prompt  execution  of  orders  at the most
favorable  net  price.  If  dealers  are  used  for  portfolio   transactions,
transactions  may be  directed  to dealers for their  execution  and  research services.  The research services provided by a particular broker may be useful only  to  one or  more  of the  advisory  accounts  of  the  Manager  and  its affiliates.  Investment  research  received for the commissions of those other accounts  may be  useful  both to the  Fund  and  one or  more  of such  other accounts.  Investment  research  services  may be supplied to the Manager by a third party at the instance of a broker  through  which trades are placed.  It may include  information  and analyses on particular  companies and industries as well as market or  economic  trends  and  portfolio  strategy,  receipt  of market quotations for portfolio  evaluations,  information  systems,  computer hardware  and  similar  products  and  services.  If a research  service  also assists the Manager in a  non-research  capacity (such as bookkeeping or other
administrative  functions),   then  only  the  percentage  or  component  that
provides assistance to the Manager in the investment  decision-making  process may be paid in commission dollars.

      The  research  services  provided  by  brokers  broaden  the  scope  and supplement  the research  activities of the Manager.  That  research  provides additional  views and  comparisons  for  consideration,  and helps the Manager obtain market  information  for the valuation of securities held in the Fund's portfolio or being considered for purchase.

      The Fund's  policy of  investing  in  short-term  debt  securities  with maturity  of less than one year  results in high  portfolio  turnover  and may increase the Fund's transaction costs. However,  since brokerage  commissions, if any, are small,  high turnover does not have an appreciable  adverse effect upon the income of the Fund.

Performance of the Fund

Explanation  of Performance  Terminology.  The Fund uses a variety of terms to
illustrate  its  performance.   These  terms  include   "yield,"   "compounded
effective  yield" and "average  annual total  return." An  explanation  of how yields and total returns are  calculated is set forth below.  The charts below show the Fund's  performance as of the Fund's most recent fiscal year end. You can obtain  current  performance  information  by calling the Fund's  Transfer
Agent at 1.800.225.5677 or by visiting the  OppenheimerFunds  Internet website at www.oppenheimerfunds.com.

      The Fund's  illustrations of its performance data in advertisements must comply with rules of the SEC.  Those rules  describe the types of  performance data that may be used and how it is to be calculated.  If the fund shows total returns in  addition to its  yields,  the  returns  must be for the 1-, 5- and
10-year  periods  ending as of the most recent  calendar  quarter prior to the publication of the advertisement (or its submission for publication).

      Use of  standardized  performance  calculations  enables an  investor to compare the Fund's  performance to the performance of other funds for the same periods.  However,  a number of factors should be considered  before using the
Fund's  performance   information  as  a  basis  for  comparisons  with  other
investments:
   o  ?Yields and total  returns  measure the  performance  of a  hypothetical
      account  in  the  Fund  over  various   periods  and  do  not  show  the
      performance of each shareholder's  account.  Your account's  performance will  vary  from  the  model  performance  data  if your  dividends  are received in cash,  or you buy or sell shares  during the period,  or you bought  your  shares at a  different  time than the  shares  used in the model.
   o? An  investment  in the  Fund is not  insured  by the  FDIC or any  other government agency.
   o  The Fund's yield is not fixed or guaranteed and will fluctuate.
   o? Yields and total returns for any given past period represent  historical performance  information  and are not, and should not be  considered,  a prediction of future yields or returns.

oYields.  The Fund's  current  yield is calculated  for a seven-day  period of time as follows.  First,  a base period return is calculated for the seven-day period  by  determining  the  net  change  in  the  value  of  a  hypothetical pre-existing  account  having  one  share at the  beginning  of the  seven-day period.  The change  includes  dividends  declared on the  original  share and dividends  declared on any shares  purchased with dividends on that share, but such  dividends  are  adjusted to exclude any realized or  unrealized  capital gains or losses  affecting  the  dividends  declared.  Next,  the base  period return is  multiplied  by 365/7 to obtain  the  current  yield to the  nearest hundredth of one percent.

      The compounded effective yield for a seven-day period is calculated by:
      (1) adding 1 to the base period return (obtained as described above),
      (2) raising the sum to a power equal to 365 divided by 7, and
      (3) subtracting 1 from the result.

      The  yield  as  calculated   above  may  vary  for  accounts  less  than
approximately  $100 in value due to the  effect  of  rounding  off each  daily dividend to the  nearest  full cent.  The  calculation  of yield under  either procedure  described  above does not take into  consideration  any realized or unrealized  gains or  losses  on the  Fund's  portfolio  securities  which may affect dividends.  Therefore, the return on dividends declared during a period may not be the same on an annualized basis as the yield for that period.

      |X|   Total  Return  Information.  There are  different  types of "total returns"  to measure  the Fund's  performance.  Total  return is the change in value of a hypothetical  investment in the Fund over a given period,  assuming
that  all  dividends  and  capital  gains   distributions  are  reinvested  in
additional  shares  and  that the  investment  is  redeemed  at the end of the period.  The  cumulative  total  return  measures the change in value over the entire period (for example,  ten years).  An average annual total return shows the average  rate of return for each year in a period  that would  produce the cumulative total return over the entire period. However,  average annual total
returns  do  not  show  actual   year-by-year   performance.   The  Fund  uses
standardized  calculations for its total returns as prescribed by the SEC. The methodology is discussed below.

      o? Average  Annual Total  Return.  The "average  annual total return" of each class is an average annual  compounded  rate of return for each year in a specified  number of years.  It is the rate of return  based on the  change in value of a  hypothetical  initial  investment  of $1,000  ("P" in the  formula below) held for a number of years ("n") to achieve an Ending  Redeemable Value
("ERV" in the formula) of that investment, according to the following formula:

------------------------------------------------------------------------------

ERV   l/n - 1   Average Annual Total Return
  P

------------------------------------------------------------------------------
      o? Cumulative Total Return.  The "cumulative  total return"  calculation measures the change in value of a  hypothetical  investment  of $1,000 over an entire  period of years.  Its  calculation  uses some of the same  factors  as average annual total return,  but it does not average the rate of return on an annual basis. Cumulative total return is determined as follows:

------------------------------------------------------------------------------

 ERV - P   = Total Return
-----------
    P

------------------------------------------------------------------------------
  --------------------------------------------------------------------------------

              Yield        Compounded   Average Annual Total Returns (at 7/31/05)
                           Effective

                             Yield
          (7 days ended  (7 days ended

            7/31/05)        7/31/05)

  --------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                         1-Year       5 Years       10 Years
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class A      ___%            ___%          ___%         ___%          ___%

--------------------------------------------------------------------------------
Class Y shares were not publicly offered during the periods shown above.

      |X|   Other Performance Comparisons.  Yield information may be useful to investors in reviewing the Fund's  performance.  The Fund may make comparisons between its yield and that of other  investments,  by citing  various  indices such as The Bank Rate Monitor  National Index (provided by Bank Rate Monitor(TM))
which  measures  the  average  rate paid on bank money  market  accounts,  NOW accounts and  certificates of deposits by the 100 largest banks and thrifts in the top ten metropolitan  areas.  When comparing the Fund's yield with that of other  investments,  investors should understand that certain other investment alternatives  such as certificates  of deposit,  U.S.  government  securities, money market  instruments or bank accounts may provide fixed yields and may be insured or guaranteed.

      From time to time, the Fund may include in its  advertisements and sales literature  performance  information  about the Fund cited in other newspapers and  periodicals,  such as The New York Times,  which may include  performance quotations from other sources.

      From time to time,  the Fund's  Manager may publish  rankings or ratings of the Manager (or the Transfer  Agent) or the investor  services  provided by them  to  shareholders  of  the  Oppenheimer  funds,  other  than  performance rankings of the  Oppenheimer  funds  themselves.  Those ratings or rankings of investor/shareholder  services by third  parties  may compare the  services of the Oppenheimer  funds to those of other mutual fund families  selected by the rating or ranking  services.  They may be based on the  opinions of the rating or ranking  service  itself,  based on its research or  judgment,  or based on surveys of investors, brokers, shareholders or others.

------------------------------------------------------------------------------
A B O U T Y O U R A C C O U N T
------------------------------------------------------------------------------

How to Buy Shares

When you purchase  shares of the Fund,  your ownership  interest in the shares of the Fund will be recorded  as a book entry on the records of the Fund.  The
Fund will not issue or re-register physical share certificates.

AccountLink.  When shares are  purchased  through  AccountLink,  each purchase must be at least $50 and  shareholders  must  invest at least  $500  before an
                     ---
Asset  Builder Plan  (described  below) can be  established  on a new account.
Accounts  established  prior to  November  1,  2001,  will  remain  at $25 for additional  purchases.  Shares will be purchased  on the regular  business day the  Distributor  is  instructed  to initiate  the  Automated  Clearing  House
("ACH")  transfer to buy the shares.  Dividends will begin to accrue on shares purchased  by the  proceeds  of ACH  transfers  on the  business  day the Fund receives  Federal  Funds for the  purchase  through the ACH system  before the close of the New York Stock  Exchange ("the NYSE").  The NYSE normally  closes at 4:00 p.m.,  but may close  earlier on certain  days.  If Federal  Funds are received  on a business  day after the close of the NYSE,  the shares  will be purchased  and  dividends  will begin to accrue on the next  regular  business day. The  proceeds of ACH  transfers  are normally  received by the Fund three days after the  transfers are  initiated.  If the proceeds of the ACH transfer are not  received on a timely  basis,  the  Distributor  reserves the right to cancel the purchase  order.  The  Distributor and the Fund are not responsible
for  any  delays  in   purchasing   shares   resulting   from  delays  in  ACH
transmissions.

Asset  Builder  Plans.  As explained  in the  Prospectus,  you must  initially establish  your account with $500.  Subsequently,  you can  establish an Asset
Builder Plan to automatically  purchase additional shares directly from a bank account  for as  little  as $50.  For  those  accounts  established  prior  to
November 1, 2002 and which have  previously  established  Asset Builder Plans, additional  purchases  will remain at $25.  Shares  purchased by Asset Builder
Plan payments from bank  accounts are subject to the  redemption  restrictions for recent  purchases  described in the  Prospectus.  Asset  Builder Plans are available  only if your bank is an ACH member.  Asset Builder Plans may not be
used  to  buy  shares  for   OppenheimerFunds   employer-sponsored   qualified
retirement   accounts.   Asset  Builder  Plans  also  enable  shareholders  of
Oppenheimer  Cash  Reserves  to use their  account to make  monthly  automatic purchases of shares of up to four other Oppenheimer funds.

      If you make  payments  from your bank account to purchase  shares of the
Fund,  your bank  account  will be debited  automatically.  Normally the debit will be made two  business  days prior to the  investment  dates you select on your  application.  Neither the  Distributor,  the Transfer Agent nor the Fund
shall be  responsible  for any delays in  purchasing  shares  that result from delays in ACH transmission.

      Before  you  establish  Asset  Builder  payments,  you  should  obtain a prospectus  of the  selected  fund(s)  from  your  financial  advisor  (or the
Distributor)  and request an application  from the  Distributor.  Complete the application  and return  it.  You may change the amount of your Asset  Builder payment  or you can  terminate  these  automatic  investments  at any  time by writing to the  Transfer  Agent.  The  Transfer  Agent  requires a  reasonable
period   (approximately  10  days)  after  receipt  of  your  instructions  to implement them. The Fund reserves the right to amend,  suspend, or discontinue offering Asset Builder plans at any time without prior notice.

The Oppenheimer  Funds. The Oppenheimer funds are those mutual funds for which the Distributor acts as the distributor and currently include the following:

Oppenheimer AMT-Free Municipals           Oppenheimer Limited Term Municipal Fund
Oppenheimer AMT-Free New York Municipals  Oppenheimer Main Street Fund
Oppenheimer Balanced Fund                 Oppenheimer Main Street Opportunity Fund
Oppenheimer Core Bond Fund                Oppenheimer Main Street Small Cap Fund
Oppenheimer California Municipal Fund     Oppenheimer MidCap Fund
Oppenheimer Capital Appreciation Fund     Oppenheimer New Jersey Municipal Fund
Oppenheimer Capital Income Fund           Oppenheimer Pennsylvania Municipal Fund

                                          Oppenheimer Principal Protected Main

Oppenheimer Champion Income Fund          Street Fund
                                          Oppenheimer Principal Protected Main
Oppenheimer Convertible Securities Fund   Street Fund II
                                          Oppenheimer Principal Protected Main
Oppenheimer Developing Markets Fund       Street Fund III
Oppenheimer Disciplined Allocation Fund   Oppenheimer Quest Balanced Fund
                                          Oppenheimer Quest Capital Value Fund,
Oppenheimer Discovery Fund                Inc.
                                          Oppenheimer Quest International Value
Oppenheimer Dividend Growth Fund          Fund, Inc.
Oppenheimer Emerging Growth Fund          Oppenheimer Quest Opportunity Value Fund
Oppenheimer Emerging Technologies Fund    Oppenheimer Quest Value Fund, Inc.
Oppenheimer Enterprise Fund               Oppenheimer Real Asset Fund
Oppenheimer Equity Fund, Inc.             Oppenheimer Real Estate Fund
Oppenheimer Global Fund                   Oppenheimer Rochester National Municipals
Oppenheimer Global Opportunities Fund     Oppenheimer Select Value Fund
Oppenheimer Gold & Special Minerals Fund  Oppenheimer Senior Floating Rate Fund
Oppenheimer Growth Fund                   Oppenheimer Small Cap Value Fund
Oppenheimer High Yield Fund               Oppenheimer Strategic Income Fund
Oppenheimer International Bond Fund       Oppenheimer Total Return Bond Fund
Oppenheimer International Growth Fund     Oppenheimer U.S. Government Trust
Oppenheimer International Small Company
Fund                                      Oppenheimer Value Fund
Oppenheimer Limited Term California
Municipal
Fund                                      Limited-Term New York Municipal Fund
Oppenheimer Limited-Term Government Fund  Rochester Fund Municipals

                                          Oppenheimer Portfolio Series:
                                              Active Allocation Fund
                                              Aggressive Investor Fund
                                              Conservative Investor Fund
                                              Moderate Investor Fund

And the following money market funds:

Oppenheimer Cash Reserves                 Centennial Money Market Trust
Oppenheimer Money Market Fund, Inc.       Centennial New York Tax Exempt Trust
Centennial California Tax Exempt Trust    Centennial Tax Exempt Trust
Centennial Government Trust

      There is an initial  sales  charge on the  purchase of Class A shares of each of the  Oppenheimer  funds described above except the money market funds.
Under  certain  circumstances   described  in  this  Statement  of  Additional
Information,  redemption  proceeds of certain  money market fund shares may be subject to a contingent deferred sales charge.

      Allocation of Expenses. The Fund pays expenses related to its daily operations, such as custodian fees, Directors' fees, transfer agency fees, legal fees and auditing costs. Those expenses are paid out of the Fund's assets and are not paid directly by shareholders. However, those expenses reduce the net asset values of shares, and therefore are indirectly borne by shareholders through their investment.

      The methodology for calculating the net asset value, dividends and distributions of the Fund's share classes recognizes two types of expenses.
General expenses that do not pertain specifically to any one class are allocated pro rata to the shares of all classes. The allocation is based on the percentage of the Fund's total assets that is represented by the assets of each class, and then equally to each outstanding share within a given class. Such general expenses include management fees, legal, bookkeeping and audit fees, printing and mailing costs of shareholder reports, Prospectuses,
Statements of Additional Information and other materials for current shareholders, fees to unaffiliated Directors, custodian expenses, share issuance costs, organization and start-up costs, interest, taxes and brokerage commissions, and non-recurring expenses, such as litigation costs.

      Other expenses that are directly attributable to a particular class are allocated equally to each outstanding share within that class. Examples of such expenses include transfer and shareholder servicing agent fees and expenses and shareholder meeting expenses (to the extent that such expenses pertain only to a specific class).

Classes of Shares. Each class of shares of the Fund represents an interest in the same portfolio of investments of the Fund. However, each class has different shareholder privileges and features. The net income attributable to
Class A or Class Y shares and the dividends payable on Class A or Class Y shares may be reduced by incremental expenses borne solely by that class. A salesperson who is entitled to receive compensation from his or her firm for selling Fund shares may receive different levels of compensation for selling one class of shares rather than another.

Fund Account Fees. As stated in the Prospectus, a $12 annual
"Minimum Balance Fee" is assessed on each Fund account with a share balance valued under $500. The Minimum Balance Fee is
automatically deducted from each such Fund account on or about the second to last business day of September.

Listed below are certain cases in which the Fund has elected, in its discretion, not to assess the Fund Account Fees.  These exceptions are subject to change:
o     A fund account whose shares were acquired after September 30th of the prior year;
o     A fund account that has a balance below $500 due to the automatic conversion of shares from Class B to Class A shares. However, once all Class B shares held in the account have been converted to Class
         A shares the new account balance may become subject to the Minimum
         Balance Fee;
o     Accounts of shareholders who elect to access their account documents electronically via eDoc Direct;
o     A fund account that has only certificated shares and, has a balance below $500 and is being escheated;
o     Accounts of shareholders that are held by broker-dealers under the NSCC
         Fund/SERV system;
o     Accounts held under the Oppenheimer Legacy Program and/or holding certain Oppenheimer Variable Account Funds;
o     Omnibus accounts holding shares pursuant to the Pinnacle, Ascender,
         Custom Plus, Recordkeeper Pro and Pension Alliance Retirement Plan
         programs; and
o     A fund account that falls below the $500 minimum solely due to market fluctuations within the 12-month period preceding the date the fee is deducted.

To sign up to access account documents electronically via eDocs Direct, please visit the Service Center on our website at www.oppenheimerfunds.com or
                                                  ------------------------
call 1.888.470.0862 for instructions.

      The Fund reserves the authority to modify Fund Account Fees in its discretion.

Determination  of Net Asset Value Per Share.  The net asset value per share of the Fund is  determined  as of the close of  business  of the NYSE on each day that the NYSE is open.  The  calculation  is done by dividing the value of the
Fund's  net  assets by the  number of shares  that are  outstanding.  The NYSE normally  closes at 4:00 p.m.,  Eastern  time,  but may close  earlier on some other days (for  example,  in case of weather  emergencies  or on days falling before  a  U.S.  holiday).  All  references  to  time  in  this  Statement  of
Additional  Information  mean  "Eastern  time." The NYSE's most recent  annual announcement  regarding  holidays  and days when the market may close early is available on the NYSE's web site at www.nyse.com.

      The Fund's Board of Directors has adopted the  amortized  cost method to value the Fund's  portfolio  securities.  Under the amortized  cost method,  a security is valued initially at its cost and its valuation  assumes a constant amortization  of any premium or accretion of any  discount,  regardless of the impact of  fluctuating  interest  rates on the market  value of the  security.
This method does not take into  consideration any unrealized  capital gains or losses  on  securities.  While  this  method  provides  certainty  in  valuing securities,  in  certain  periods  the  value  of  a  security  determined  by amortized  cost may be higher or lower than the price the Fund  would  receive if it sold the security.

      The Fund's  Board of Directors  has  established  procedures  reasonably designed to  stabilize  the Fund's net asset  value at $1.00 per share.  Those procedures  include a review of the Fund's portfolio  holdings by the Board of
Directors, at intervals it deems appropriate,  to determine whether the Fund's net asset value calculated by using available market quotations  deviates from
$1.00 per share based on amortized cost.

      The Board of Directors will examine the extent of any deviation  between the  Fund's  net asset  value  based  upon  available  market  quotations  and amortized  cost.  If the Fund's net asset value were to deviate  from $1.00 by more than 0.5%,  Rule 2a-7 under the  Investment  Company Act of 1940 requires the Board of Directors to consider what action,  if any,  should be taken.  If they find that the extent of the  deviation  may cause a material  dilution or other  unfair  effects  on  shareholders,  the  Board of  Directors  will take whatever  steps it considers  appropriate to eliminate or reduce the dilution, including, among others,  withholding or reducing dividends,  paying dividends from  capital  or  capital  gains,  selling  portfolio  instruments  prior  to maturity  to  realize  capital  gains or  losses  or to  shorten  the  average maturity of the portfolio,  or calculating  net asset value per share by using available market quotations.

      During periods of declining  interest  rates,  the daily yield on shares of the Fund may tend to be lower  (and net  investment  income  and  dividends higher) than those of a fund  holding the  identical  investments  as the Fund but  which  used a method of  portfolio  valuation  based on market  prices or estimates of market  prices.  During  periods of rising  interest  rates,  the daily yield of the Fund would tend to be higher and its aggregate  value lower than that of an identical portfolio using market price valuation.

How to Sell Shares

      The  information   below   supplements  the  terms  and  conditions  for
redeeming shares set forth in the Prospectus.

Checkwriting.  When a check is presented to United  Missouri Bank (the "Bank")
for  clearance,  the Bank will ask the Fund to redeem a  sufficient  number of full and fractional  shares in the  shareholder's  account to cover the amount of the check. This enables the shareholder to continue receiving  dividends on those  shares  until the check is  presented  to the Fund.  Checks  may not be presented  for  payment at the  offices  of the Bank or the Fund's  custodian.
This  limitation does not affect the use of checks for the payment of bills or to obtain cash at other banks.  The Fund reserves the right to amend,  suspend or  discontinue  offering  checkwriting  privileges at any time. The Fund will provide you notice whenever it is required to do so by applicable law.

      In choosing to take advantage of the Checkwriting  privilege, by signing the account  application or by completing a Checkwriting card, each individual who signs:
(1)   for  individual  accounts,  represents  that  they  are  the  registered owner(s) of the shares of the Fund in that account;
(2)   for accounts for corporations,  partnerships, trusts and other entities, represents  that they are an  officer,  general  partner,  trustee or other  fiduciary or agent,  as applicable,  duly authorized to act on behalf of the registered owner(s);
(3)   authorizes  the Fund,  its Transfer Agent and any bank through which the
         Fund's  drafts  (checks)  are payable to pay all checks  drawn on the
         Fund account of such  person(s) and to redeem a sufficient  amount of shares from that account to cover payment of each check;
      (4)   specifically  acknowledges that if they choose to permit checks to be honored if there is a single  signature  on checks  drawn  against joint accounts,  or accounts for corporations,  partnerships,  trusts or other  entities,  the  signature  of any one  signatory on a check will be sufficient to authorize  payment of that check and redemption from the account,  even if that account is registered in the names of more than one person or more than one  authorized  signature  appears on the Checkwriting card or the application, as applicable;
(5)   understands  that  the  Checkwriting  privilege  may  be  terminated  or amended at any time by the Fund and/or the Fund's bank; and
(6)   acknowledges  and agrees that  neither the Fund nor its bank shall incur any  liability  for that  amendment or  termination  of  checkwriting privileges or for redeeming shares to pay checks reasonably  believed by them to be genuine,  or for  returning  or not paying  checks that have not been accepted for any reason.

Sending  Redemption  Proceeds by Federal Funds Wire. The Federal Funds wire of redemption  proceeds may be delayed if the Fund's  custodian  bank is not open for business on a day when the Fund would  normally  authorize  the wire to be made,  which is usually the Fund's next  regular  business day  following  the redemption.  In those  circumstances,  the wire will not be transmitted  until the next  bank  business  day on  which  the  Fund is open  for  business.  No dividends will be paid on the proceeds of redeemed  shares  awaiting  transfer by Federal Funds wire.

Distributions   From  Retirement  Plans.   Requests  for  distributions   from
OppenheimerFunds-sponsored  IRAs, SEP-IRA's,  Simple IRAs, 403(b)(7) custodial plans, 401(k) plans or pension or profit-sharing  plans should be addressed to
"Director,  OppenheimerFunds  Retirement Plans," c/o the Transfer Agent at its
address  listed in "How To Sell Shares" in the Prospectus or on the back cover of this Statement of Additional Information. The request must:
(1)   state the reason for the distribution;
(2)   state the owner's  awareness  of tax  penalties if the  distribution  is premature; and
(3)   conform to the  requirements of the plan and the Fund's other redemption requirements.

      Participants    (other   than    self-employed    plan    sponsors)   in
OppenheimerFunds-sponsored  pension or profit-sharing plans with shares of the
Fund held in the name of the plan or its  fiduciary  may not directly  request redemption of their accounts.  The plan  administrator  or fiduciary must sign the request.

      Distributions  from  pension  and profit  sharing  plans are  subject to special  requirements  under the Internal  Revenue Code and certain  documents
(available  from the Transfer  Agent) must be completed  and  submitted to the
Transfer  Agent  before  the  distribution  may be  made.  Distributions  from retirement  plans are subject to withholding  requirements  under the Internal
Revenue Code, and IRS Form W-4P  (available  from the Transfer  Agent) must be submitted  to  the  Transfer  Agent  with  the  distribution  request,  or the distribution may be delayed.  Unless the shareholder has provided the Transfer
Agent with a certified tax  identification  number,  the Internal Revenue Code requires that tax be withheld from any  distribution  even if the  shareholder elects not to have tax withheld.  The Fund, the Manager, the Distributor,  and
the  Transfer  Agent  assume  no   responsibility   to  determine   whether  a
distribution  satisfies the  conditions of applicable tax laws and will not be responsible for any tax penalties assessed in connection with a distribution.

Special  Arrangements  for Repurchase of Shares from Dealers and Brokers.  The
Distributor  is the Fund's  agent to  repurchase  its shares  from  authorized dealers or brokers on behalf of their customers.  Shareholders  should contact their  broker or dealer to arrange  this type of  redemption.  The  repurchase price  per  share  will  be the  net  asset  value  next  computed  after  the
Distributor receives an order placed by the dealer or broker.  However, if the
Distributor  receives a  repurchase  order  from a dealer or broker  after the close of the Exchange on a regular  business day, it will be processed at that day's net asset  value if the order was  received by the dealer or broker from its customers prior to the time the NYSE closes.  Normally, the NYSE closes at
4:00 p.m.,  but may do so earlier on some days.  Additionally,  the order must have been  transmitted to and received by the  Distributor  prior to its close of business that day (normally 5:00 p.m.).

      Ordinarily,   for  accounts  redeemed  by  a  broker-dealer  under  this procedure,  payment will be made within three  business  days after the shares have been redeemed upon the Distributor's  receipt of the required  redemption documents in proper form. The  signature(s)  of the  registered  owners on the redemption documents must be guaranteed as described in the Prospectus.

Automatic  Withdrawal and Exchange Plans.  Investors owning shares of the Fund valued at $5,000 or more can  authorize  the Transfer  Agent to redeem  shares
(having  a value of at  least  $50)  automatically  on a  monthly,  quarterly, semi-annual or annual basis under an Automatic  Withdrawal  Plan.  Shares will
be  redeemed   three  business  days  prior  to  the  date  requested  by  the shareholder for receipt of the payment.  Automatic withdrawals of up to $1,500 per month may be  requested  by  telephone if payments are to be made by check payable  to all  shareholders  of  record.  Payments  must also be sent to the address of record for the account and the address  must not have been  changed
within   the   prior   30   days.   Required   minimum    distributions   from
OppenheimerFunds-sponsored  retirement  plans  may  not be  arranged  on  this basis.

      Payments  are  normally   made  by  check,   but   shareholders   having
AccountLink  privileges  (see  "How  To  Buy  Shares")  may  arrange  to  have
Automatic  Withdrawal Plan payments transferred to the bank account designated on the account  application or by  signature-guaranteed  instructions  sent to the  Transfer  Agent.  Shares are normally  redeemed  pursuant to an Automatic
Withdrawal  Plan three business days before the payment  transmittal  date you select in the account  application.  If a  contingent  deferred  sales  charge applies to the redemption,  the amount of the check or payment will be reduced accordingly.  The Fund  cannot  guarantee  receipt  of a  payment  on the date requested.  The Fund  reserves  the right to  amend,  suspend  or  discontinue offering these plans at any time without prior notice.

      By requesting an Automatic  Withdrawal or Exchange Plan, the shareholder agrees to the terms and  conditions  that apply to such plans as stated below.
These  provisions  may be  amended  from time to time by the Fund  and/or  the
Distributor.   When  adopted,  any  amendments  will  automatically  apply  to existing Plans.

      |X|   Automatic Exchange Plans.  Shareholders can authorize the Transfer
Agent to  exchange  a  pre-determined  amount of shares of the Fund for shares
(of the same class) of other  Oppenheimer  funds  automatically  on a monthly, quarterly,  semi-annual or annual basis under an Automatic  Exchange Plan. The minimum  amount  that may be  exchanged  to each  other  fund  account is $50.
Instructions  should  be  provided  on  the  OppenheimerFunds  Application  or signature-guaranteed  instructions.  Exchanges  made  under  these  plans  are subject to the  restrictions  that apply to  exchanges as set forth in "How to
Exchange  Shares" in the  Prospectus and below in this Statement of Additional
Information.

      |X|   Automatic  Withdrawal  Plans.  Fund  shares  will be  redeemed  as necessary to meet withdrawal payments.  Shares acquired without a sales charge will be redeemed first. Shares acquired with reinvested  dividends and capital gains  distributions will be redeemed next, followed by shares acquired with a sales charge, to the extent necessary to make withdrawal  payments.  Depending upon the amount withdrawn, the investor's principal may be depleted.  Payments made under  withdrawal  plans should not be considered as a yield or income on your investment.

      The Transfer Agent will administer the investor's  Automatic  Withdrawal
Plan as agent for the shareholder(s)  (the "Planholder") who executed the Plan authorization  and application  submitted to the Transfer  Agent.  Neither the
Fund nor the Transfer  Agent shall incur any liability to the  Planholder  for any  action  taken  or not  taken  by the  Transfer  Agent  in good  faith  to administer the Plan. Share  certificates  will not be issued for shares of the
Fund  purchased  for and held  under the Plan,  but the  Transfer  Agent  will credit all such shares to the account of the  Planholder on the records of the
Fund.  Any  share  certificates  held  by  a  Planholder  may  be  surrendered unendorsed to the Transfer Agent with the Plan  application so that the shares represented by the certificate may be held under the Plan.

      For accounts  subject to Automatic  Withdrawal  Plans,  distributions of capital gains must be reinvested in shares of the Fund,  which will be done at net  asset  value  without a sales  charge.  Dividends  on shares  held in the account may be paid in cash or reinvested.

      Shares  will be redeemed  to make  withdrawal  payments at the net asset value per share  determined  on the  redemption  date.  Checks or  AccountLink payments  representing  the  proceeds  of Plan  withdrawals  will  normally be transmitted  three business days prior to the date selected for receipt of the payment,  according  to the choice  specified  in  writing by the  Planholder.
Receipt of payment on the date selected cannot be guaranteed.

      The amount and the interval of disbursement  payments and the address to which  checks are to be mailed or  AccountLink  payments are to be sent may be changed at any time by the  Planholder by writing to the Transfer  Agent.  The
Planholder   should  allow  at  least  two  weeks'  time  after  mailing  such notification  for the  requested  change to be put in effect.  The  Planholder may, at any time,  instruct  the  Transfer  Agent by written  notice to redeem all,  or any part of,  the  shares  held  under  the Plan (in  proper  form in accordance with the requirements of the then-current  Prospectus of the Fund).
In that case,  the Transfer  Agent will redeem the number of shares  requested at the net  asset  value  per  share in  effect  and will mail a check for the proceeds to the Planholder.

      The  Planholder  may  terminate  a Plan at any  time by  writing  to the
Transfer  Agent.  The Fund may also give  directions to the Transfer  Agent to terminate  a Plan.  The  Transfer  Agent will also  terminate  a Plan upon its receipt of  evidence  satisfactory  to it that the  Planholder  has died or is legally  incapacitated.  Upon  termination  of a Plan by the Transfer Agent or the Fund,  shares that have not been redeemed  will be held in  uncertificated form  in  the  name  of  the  Planholder.  The  account  will  continue  as  a
dividend-reinvestment,   uncertificated   account   unless  and  until  proper
instructions  are  received  from  the  Planholder,  his  or her  executor  or guardian, or another authorized person.

      If the Transfer  Agent ceases to act as transfer agent for the Fund, the
Planholder  will be deemed to have  appointed any successor  transfer agent to act as agent in administering the Plan.

How to Exchange Shares

      As  stated  in  the  Prospectus,   shares  of  a  particular   class  of
Oppenheimer  funds having more than one class of shares may be exchanged  only
for  shares  of  the  same  class  of  other  Oppenheimer  funds.   Shares  of
Oppenheimer  funds that have a single class  without a class  designation  are deemed  "Class A" shares for this  purpose.  You can obtain a current  list of funds showing which funds offer which classes by calling the Distributor.

o     All of the Oppenheimer funds currently offer Class A, B, C, N and Y shares with the following exceptions:

      The following funds only offer Class A shares:

      Centennial California Tax Exempt      Centennial New York Tax Exempt
      Trust                                 Trust
      Centennial Government Trust           Centennial Tax Exempt Trust

      Centennial Money Market Trust

      The following funds do not offer Class N shares:

      Limited Term New York Municipal Fund   Oppenheimer New Jersey Municipal
                                             Fund

      Oppenheimer AMT-Free Municipals        Oppenheimer Pennsylvania Municipal
                                             Fund

      Oppenheimer AMT-Free New York          Oppenheimer Rochester National
      Municipals                             Municipals
      Oppenheimer California Municipal Fund  Oppenheimer Senior Floating Rate

                                             Fund

      Oppenheimer International Value Fund   Limited Term New York Municipal Fund
      Oppenheimer Limited Term California    Rochester Fund Municipals
      Municipal Fund
      Oppenheimer Limited Term Municipal
      Fund
      Oppenheimer Money Market Fund, Inc.

      The following funds do not offer Class Y shares:

      Limited Term New York Municipal Fund   Oppenheimer International Small Company
                                             Fund
      Oppenheimer AMT-Free Municipals        Oppenheimer Limited Term Municipal Fund
      Oppenheimer Balanced Fund              Oppenheimer New Jersey Municipal Fund
      Oppenheimer Balanced Fund              Oppenheimer Pennsylvania Municipal Fund
      Oppenheimer Capital Income Fund        Oppenheimer Principal Protected Main

                                             Street Fund

      Oppenheimer Cash Reserves              Oppenheimer Principal Protected Main
                                             Street Fund II
      Oppenheimer Cash Reserves              Oppenheimer Principal Protected Main
                                             Street Fund III
      Oppenheimer Champion Income Fund       Oppenheimer Quest Capital Value Fund,
                                             Inc.
      Oppenheimer Developing Markets Fund    Oppenheimer Quest International Value
                                             Fund, Inc.
      Oppenheimer Disciplined Allocation     Oppenheimer Rochester National
      Fund                                   Municipals
      Oppenheimer Dividend Growth Fund       Oppenheimer Senior Floating Rate Fund
      Oppenheimer Gold & Special Minerals    Oppenheimer Small Cap Value Fund
      Fund
      Oppenheimer International Bond Fund    Oppenheimer Total Return Bond Fund

o     Oppenheimer  Money  Market  Fund,  Inc.  only offers Class A and Class Y shares.
o     Class B, Class C and Class N shares of  Oppenheimer  Cash  Reserves  are generally  available  only by exchange  from the same class of shares of other  Oppenheimer funds or through  OppenheimerFunds-sponsored  401 (k)
      plans.
o     Class Y shares of  Oppenheimer  Real Asset Fund may not be exchanged for shares of any other fund.
o     Class  M  shares  of  Oppenheimer  Convertible  Securities  Fund  may be
      exchanged only for Class A shares of other  Oppenheimer  funds. They may not be  acquired  by  exchange  of  shares  of any  class  of any  other
      Oppenheimer  funds  except  Class A shares of  Oppenheimer  Money Market
      Fund or  Oppenheimer  Cash  Reserves  acquired  by  exchange  of Class M shares.
   o  Class A shares of Oppenheimer  funds may be exchanged at net asset value for shares of any money market fund offered by the  Distributor.  Shares of any  money  market  fund  purchased  without  a sales  charge  may be exchanged  for shares of  Oppenheimer  funds offered with a sales charge upon  payment  of the sales  charge.  They may also be used to  purchase shares of  Oppenheimer  funds subject to an early  withdrawal  charge or contingent deferred sales charge.
   o  Shares  of  the  Fund   acquired  by   reinvestment   of   dividends  or
      distributions  from any of the other  Oppenheimer funds or from any unit investment  trust for  which  reinvestment  arrangements  have been made with the  Distributor  may be exchanged at net asset value for shares of any of the Oppenheimer funds.
o     Shares of Oppenheimer Principal Protected Main Street Fund may be
      exchanged at net asset value for shares of any of the Oppenheimer funds.  However, shareholders are not permitted to exchange shares of other Oppenheimer funds for shares of Oppenheimer Principal Protected
      Main Street Fund until after the expiration of the warranty period
      (8/5/2010).

o     Shares of Oppenheimer Principal Protected Main Street Fund II may be
      exchanged at net asset value for shares of any of the Oppenheimer funds. However, shareholders are not permitted to exchange shares of other Oppenheimer funds for shares of Oppenheimer Principal Protected
      Main Street Fund II until after the expiration of the warranty period
      (3/3/2011).

      The Fund may amend,  suspend or terminate the exchange  privilege at any time.  Although the Fund may impose these changes at any time, it will provide you  with  notice  of  those  changes  whenever  it  is  required  to do so by applicable  law.  It may be  required  to  provide  60 days'  notice  prior to materially amending or terminating the exchange privilege.  That 60 day notice is not required in extraordinary circumstances.

      |X|   How  Exchanges  Affect  Contingent   Deferred  Sales  Charges.  No
contingent  deferred  sales  charge is imposed on  exchanges  of shares of any class purchased subject to a contingent deferred sales charge.  However,  when shares  of this  Fund  acquired  by  exchange  of (i)  Class A shares of other
Oppenheimer  funds  (other  than  Rochester  Fund  Municipals  or  Oppenheimer
Rochester  National  Municipals)  purchased  subject  to a Class A  contingent deferred  sales  charge  are  redeemed  within  18  months  measured  from the beginning  of the  calendar  month of the initial  purchase  of the  exchanged shares,  or (ii)  Class A  shares  of  either  Rochester  Fund  Municipals  or
Oppenheimer  Rochester  National  Municipals  purchased  subject  to a Class A contingent  deferred  sales  charge  are  redeemed  within  24  months  of the beginning  of the  calendar  month of the initial  purchase  of the  exchanged
Class A shares,  the Class A  contingent  deferred  sales charge is imposed on the redeemed shares.

      |X|   Limits on Multiple  Exchange  Orders.  The Fund reserves the right to reject telephone or written exchange  requests  submitted in bulk by anyone on  behalf  of more  than  one  account.  The  Fund may  accept  requests  for exchanges  of up to 50 accounts  per day from  representatives  of  authorized dealers that qualify for this privilege.

      |X|   Telephone Exchange Requests.  When exchanging shares by telephone, a shareholder  must have an existing account in the fund to which the exchange is to be made.  Otherwise,  the investor must obtain a prospectus of that fund before the exchange  request may be submitted.  For full or partial  exchanges of an account made by telephone,  any special  account  features such as Asset
Builder Plans,  Automatic  Withdrawal Plans and retirement plan  contributions will be switched to the new account  unless the Transfer  Agent is  instructed otherwise.  If all telephone  lines are busy (which might occur,  for example, during periods of substantial market fluctuations),  shareholders might not be able to  request  exchanges  by  telephone  and would  have to submit  written exchange requests.

      |X|   Processing Exchange Requests.  Shares to be exchanged are redeemed on the regular  business day the Transfer Agent  receives an exchange  request in proper form (the  "Redemption  Date").  Normally,  shares of the fund to be acquired are  purchased on the  Redemption  Date,  but such  purchases  may be delayed  by either  fund up to five  business  days if it  determines  that it would be  disadvantaged by an immediate  transfer of the redemption  proceeds.
The Fund  reserves  the  right,  in its  discretion,  to refuse  any  exchange request  that may  disadvantage  it. For  example,  if the receipt of multiple exchange  requests  from a dealer might require the  disposition  of portfolio securities at a time or at a price that might be  disadvantageous to the Fund, the Fund may refuse the request.

      When you  exchange  some or all of your shares from one fund to another, any  special  account  feature  such as an  Asset  Builder  Plan or  Automatic
Withdrawal  Plan, will be switched to the new fund account unless you tell the
Transfer  Agent  not  to do  so.  However,  special  redemption  and  exchange features  such as Automatic  Exchange  Plans and  Automatic  Withdrawal  Plans
cannot be switched to an account in Oppenheimer Senior Floating Rate Fund.

      In connection with any exchange request,  the number of shares exchanged may be less than the number  requested if the exchange or the number requested would include shares subject to a restriction  cited in the Prospectus or this
Statement of  Additional  Information  or would  include  shares  covered by a share certificate that is not tendered with the request.  In those cases, only the shares available for exchange without restriction will be exchanged.

      The different  Oppenheimer  funds  available for exchange have different investment  objectives,  policies and risks. A shareholder  should assure that the fund  selected  is  appropriate  for his or her  investment  and should be aware  of  the  tax  consequences  of an  exchange.  For  federal  income  tax purposes,  an exchange transaction is treated as a redemption of shares of one fund and a purchase of shares of another.  The Fund, the Distributor,  and the
Transfer  Agent are unable to  provide  investment,  tax or legal  advice to a shareholder  in connection  with an exchange  request or any other  investment transaction.

Dividends and Taxes

Dividends  and  Distributions.  The Fund has no fixed  dividend rate and there
can  be  no  assurance  as  to  the  payment  of  any  dividends.   Dividends,
distributions  (if  any)  and  proceeds  of  the  redemption  of  Fund  shares represented by checks  returned to the Transfer Agent by the Postal Service as undeliverable  will be  invested in shares of the Fund.  Reinvestment  will be made as promptly as possible  after the return of such checks to the  Transfer
Agent,  to enable  the  investor  to earn a return on  otherwise  idle  funds.
Unclaimed  accounts may be subject to state escheatment laws, and the Fund and
the   Transfer   Agent   will  not  be   liable  to   shareholders   or  their
representatives for compliance with those laws in good faith.

Tax Status of the Fund's  Dividends,  Distributions and Redemptions of Shares.
The  federal  tax  treatment  of  the  Fund's   dividends  and  capital  gains
distributions is briefly highlighted in the Prospectus.  The following is only a summary of certain  additional tax  considerations  generally  affecting the
Fund and its shareholders.

         The  tax   discussion  in  the   Prospectus  and  this  Statement  of
Additional  Information  is  based  on tax law in  effect  on the  date of the
Prospectus  and this  Statement  of  Additional  Information.  Those  laws and regulations  may  be  changed  by  legislative,  judicial,  or  administrative action,  sometimes with retroactive  effect.  State and local tax treatment of
ordinary   income   dividends  and  capital  gain   dividends  from  regulated
investment  companies may differ from the treatment under the Internal Revenue
Code described below.  Potential purchasers of shares of the Fund are urged to
consult  their  tax  advisers  with  specific   reference  to  their  own  tax
circumstances  as well as the  consequences  of  federal,  state and local tax rules affecting an investment in the Fund.

      |X|   Qualification  as a  Regulated  Investment  Company.  The Fund has
elected to be taxed as a regulated  investment  company under  Subchapter M of the  Internal  Revenue  Code of 1986,  as amended.  As a regulated  investment company,  the Fund is not subject to federal  income tax on the portion of its net  investment  income  (that  is,  taxable  interest,  dividends,  and other taxable ordinary income,  net of expenses,  and net short-term capital gain in excess of net  long-term  capital  loss) and capital gain net income (that is, the excess of net long-term capital gains over net short-term  capital losses)
that it distributes to shareholders.  That  qualification  enables the Fund to
"pass through" its income and realized  capital gains to shareholders  without having to pay tax on them.  This  avoids a  "double  tax" on that  income  and capital gains, since shareholders  normally will be taxed on the dividends and capital  gains they receive  from the Fund (unless  their Fund shares are held in a retirement  account or the shareholder is otherwise exempt from tax). The
Fund qualified as a regulated  investment  company in its last fiscal year and intends to qualify in future years, but reserves the right not to qualify.

      The Internal  Revenue Code contains a number of complex  tests  relating to qualification  that the Fund might not meet in a particular year. If it did not qualify as a regulated  investment company,  the Fund would be treated for tax purposes as an ordinary  corporation  and would  receive no tax  deduction for payments made to shareholders.

      To qualify as a regulated  investment company,  the Fund must distribute at  least  90% of  its  investment  company  taxable  income  (in  brief,  net investment  income  and the  excess of net  short-term  capital  gain over net long-term  capital  loss) for the  taxable  year.  The Fund must also  satisfy certain other  requirements  of the Internal  Revenue Code,  some of which are described  below.  Distributions  by the Fund made during the taxable year or, under  specified  circumstances,  within  12  months  after  the  close of the taxable  year,  will be considered  distributions  of income and gains for the
taxable   year  and  will   therefore   count  toward   satisfaction   of  the
above-mentioned requirement.

      To qualify as a regulated  investment  company,  the Fund must derive at least 90% of its gross income from dividends,  interest, certain payments with respect  to  securities  loans,  gains from the sale or other  disposition  of stock or securities or foreign  currencies  (to the extent such currency gains are directly related to the regulated  investment company's principal business of investing in stock or securities) and certain other income.

      In addition to satisfying the  requirements  described  above,  the Fund must satisfy an asset  diversification test in order to qualify as a regulated investment  company.  Under  that  test,  at the close of each  quarter of the
Fund's  taxable  year,  at least 50% of the value of the  Fund's  assets  must consist  of cash and  cash  items  (including  receivables),  U.S.  government
securities,   securities  of  other  regulated   investment   companies,   and
securities of other issuers.  As to each of those  issuers,  the Fund must not have  invested  more  than 5% of the  value  of the  Fund's  total  assets  in securities  of each  such  issuer  and the Fund must not hold more than 10% of the  outstanding  voting  securities of each such issuer.  No more than 25% of the value of its total  assets may be  invested in the  securities  of any one issuer  (other  than  U.S.  government  securities  and  securities  of  other regulated  investment  companies),  or in two or more  issuers  which the Fund controls  and which are engaged in the same or similar  trades or  businesses.
For  purposes  of this  test,  obligations  issued or  guaranteed  by  certain agencies  or  instrumentalities  of the U.S.  government  are  treated as U.S.
government securities.

      |X|   Excise Tax on Regulated Investment  Companies.  Under the Internal
Revenue Code, by December 31 each year,  the Fund must  distribute  98% of its taxable  investment  income earned from January 1 through  December 31 of that year and 98% of its capital  gains  realized in the period from  November 1 of the prior year  through  October 31 of the current  year.  If it does not, the
Fund must pay an excise tax on the amounts not  distributed.  It is  presently anticipated  that  the  Fund  will  meet  those  requirements.  To  meet  this requirement,  in certain circumstances the Fund might be required to liquidate portfolio  investments to make  sufficient  distributions  to avoid excise tax liability.  However, the Board of Directors and the Manager might determine in a particular year that it would be in the best interests of  shareholders  for the Fund not to make such  distributions at the required levels and to pay the excise  tax on the  undistributed  amounts.  That  would  reduce the amount of income or capital gains available for distribution to shareholders.

      |X|   Taxation of Fund Distributions.  The Fund anticipates distributing substantially  all of its investment  company  taxable income for each taxable year. Those  distributions  will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes.

      Distributions  by the  Fund  that  do  not  constitute  ordinary  income dividends  or  capital  gain  distributions  will be  treated  as a return  of capital  to the extent of the  shareholder's  tax basis in their  shares.  Any excess  will be treated as gain from the sale of those  shares,  as  discussed below.  Shareholders  will be advised  annually as to the U.S.  federal income tax  consequences of  distributions  made (or deemed made) during the year. If
prior   distributions  made  by  the  Fund  must  be   re-characterized  as  a
non-taxable  return of capital  at the end of the  fiscal  year as a result of the effect of the Fund's investment policies,  they will be identified as such in notices sent to shareholders.

      Distributions  by the Fund will be treated in the manner described above regardless  of whether the  distributions  are paid in cash or  reinvested  in additional shares of the Fund (or of another fund).  Shareholders  receiving a distribution  in the form of additional  shares will be treated as receiving a distribution  in an  amount  equal to the  fair  market  value  of the  shares received, determined as of the reinvestment date.

      The Fund will be required in certain  cases to withhold  28% of ordinary income  dividends,  capital  gains  distributions  and  the  proceeds  of  the redemption of shares,  paid to any shareholder (1) who has failed to provide a correct,  taxpayer  identification  number or to properly  certify that number
-------
when acquired,  (2) who is subject to backup withholding for failure to report the receipt of interest or dividend income properly,  or (3) who has failed to certify to the Fund that the shareholder is not subject to backup  withholding or is an "exempt  recipient"  (such as a corporation).  All income and any tax withheld by the Fund is remitted by the U.S.  Treasury  and is  identified  in reports mailed to shareholders in January of each year.

Dividend  Reinvestment in Another Fund.  Shareholders of the Fund may elect to reinvest all dividends  and/or capital gains  distributions  in Class A shares of any of the other Oppenheimer funds listed above.  Reinvestment will be made without  sales  charge at the net asset value per share in effect at the close of business  on the payable  date of the  dividend or  distribution.  To elect this option,  the  shareholder  must notify the Transfer  Agent in writing and must  have  an  existing  account  in  the  fund  selected  for  reinvestment.
Otherwise,  the  shareholder  first must obtain a prospectus for that fund and an application from the Distributor to establish an account.  Dividends and/or distributions  from  shares of certain  other  Oppenheimer  funds  (other than
Oppenheimer  Cash Reserves) may be invested in shares of this Fund on the same basis.

Additional Information About the Fund

The  Distributor.  The Fund's  shares are sold  through  dealers,  brokers and
other   financial    institutions   that   have   a   sales   agreement   with
OppenheimerFunds  Distributor,  Inc., a subsidiary of the Manager that acts as the Fund's  Distributor.  The Distributor also distributes shares of the other
Oppenheimer funds and is sub-distributor  for funds managed by a subsidiary of the Manager.

The Transfer Agent.  OppenheimerFunds  Services, the Fund's Transfer Agent, is
a division  of the  Manager.  It is  responsible  for  maintaining  the Fund's shareholder  registry  and  shareholder  accounting  records,  and for  paying dividends  and  distributions  to  shareholders.  It also handles  shareholder servicing and  administrative  functions.  It serves as the Transfer Agent for an annual per account  fee. It also acts as  shareholder  servicing  agent for the other Oppenheimer funds.  Shareholders should direct inquiries about their accounts to the Transfer  Agent at the address and toll-free  numbers shown on the back cover.

The  Custodian.  Citibank,  N.A. is the  Custodian of the Fund's  assets.  The
Custodian's  responsibilities  include safeguarding and controlling the Fund's portfolio  securities and handling the delivery of such securities to and from the Fund.  It is be the  practice of the Fund to deal with the  Custodian in a manner  uninfluenced by any banking  relationship  the Custodian may have with the Manager and its  affiliates.  The Fund's cash  balances with the Custodian in excess of $100,000 are not protected by Federal  deposit  insurance.  Those uninsured balances at times may be substantial.

Independent Registered Public Accounting Firm. KPMG LLP is the independent registered public accounting firm of the Fund. They audit the Fund's financial statements and perform other related audit services. They also act as auditors for the Manager and certain other funds advised by the Manager and its affiliates. Audit and non-audit services provided by KPMG LLP to the
Fund must be pre-approved by the Audit Committee.

                                     A-4
                                  Appendix A

                      Description of Securities Ratings

Below is a description  of the two highest  rating  categories  for Short Term
Debt and  Long  Term  Debt by the  "Nationally-Recognized  Statistical  Rating
Organizations" which the Manager evaluates in purchasing  securities on behalf of the Fund. The ratings  descriptions  are based on  information  supplied by the ratings organizations to subscribers.

SHORT-TERM DEBT RATINGS.

Moody's Investors Service, Inc. ("Moody's")

The following rating  designations for commercial paper (defined by Moody's as promissory  obligations  not  having  original  maturity  in  excess  of  nine months),  are judged by Moody's  to be  investment  grade,  and  indicate  the relative repayment capacity of rated issuers:

Prime-1: Superior capacity for repayment.  Capacity will normally be evidenced
by  the   following   characteristics:   (a)  leading   market   positions  in
well-established  industries;  (b) high rates of return on funds employed; (c)
conservative  capitalization  structure  with  moderate  reliance  on debt and ample  asset  protection;  (d) broad  margins  in  earning  coverage  of fixed financial charges and high internal cash generation;  and (e) well-established access to a range of  financial  markets  and  assured  sources  of  alternate liquidity.

Prime-2:  Strong  capacity for  repayment.  This will normally be evidenced by many of the  characteristics  cited  above  but to a lesser  degree.  Earnings trends and coverage  ratios,  while sound,  will be more subject to variation.
Capitalization characteristics,  while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

      Moody's  ratings  for state and  municipal  short-term  obligations  are designated  "Moody's  Investment  Grade" ("MIG").  Short-term notes which have demand features may also be designated as "VMIG".  These rating categories are as follows:

MIG  1/VMIG 1:  Denotes  superior  credit  quality.  Excellent  protection  is afforded by  established  cash flows,  highly  reliable  liquidity  support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2: Denotes strong credit  quality.  Margins of protection are ample although not as large as in the preceding group.

Standard & Poor's Ratings Services, a division of The McGraw-Hill Companies,
Inc. ("Standard and Poor's")

The following  ratings by Standard and Poor's for commercial paper (defined by
Standard  and Poor's as debt having an  original  maturity of no more than 365 days) assess the likelihood of payment:

A-1:  Obligation is rated in the highest category.  The obligor's  capacity to meet its  financial  commitment  on the  obligation  is  strong.  Within  this category,  a plus (+) sign  designation  indicates the  obligor's  capacity to meet its financial obligation is extremely strong.

A-2:  Obligation  is  somewhat  more  susceptible  to the  adverse  effects of changes in  circumstances  and economic  conditions than obligations in higher rating  categories.  However,  the  obligor's  capacity to meet its  financial commitment on the obligation is satisfactory.

Standard and Poor's ratings for Municipal Notes due in three years or less:
----------------------------------------------------------------------------

SP-1:  Strong capacity to pay principal and interest.  An issue  determined to possess a very strong capacity to pay debt service is given a (+) designation.

SP-2:   Satisfactory  capacity  to  pay  principal  and  interest,  with  some vulnerability  to adverse  financial and economic changes over the term of the notes.

Standard and Poor's  assigns "dual  ratings" to all municipal debt issues that have a demand or double feature as part of their provisions.  The first rating addresses  the  likelihood  of repayment of principal and interest as due, and the second rating  addresses only the demand feature.  With short-term  demand debt,  Standard  and Poor's note rating  symbols are used with the  commercial paper symbols (for example, "SP-1+/A-1+").

Fitch, Inc. ("Fitch")

Fitch assigns the following  short-term  ratings to debt  obligations that are payable on demand or have original  maturities of generally up to three years, including  commercial paper,  certificates of deposit,  medium-term notes, and municipal and investment notes:

F1:  Highest  credit  quality.   Strongest  capacity  for  timely  payment  of
financial  commitments.  May have an added  "+" to  denote  any  exceptionally strong credit feature.

F2:  Good  credit  quality.  A  satisfactory  capacity  for timely  payment of financial  commitments,  but the  margin  of  safety is not as great as in the case of higher ratings.

Dominion Bond Rating Service Limited ("DBRS")

R-1: Short term debt rated "R-1 (high)" is of the highest credit quality,  and indicates  an entity which  possesses  unquestioned  ability to repay  current liabilities  as they  fall  due.  Entities  rated  in this  category  normally
maintain   strong   liquidity   positions,   conservative   debt   levels  and
profitability  which is both stable and above average.  Companies achieving an
"R-1  (high)"  rating are  normally  leaders in  structurally  sound  industry segments with proven track records,  sustainable  positive  future results and
no  substantial   qualifying  negative  factors.  Given  the  extremely  tough definition  which DBRS has established  for an "R-1 (high)",  few entities are strong enough to achieve this rating.  Short term debt rated "R-1 (middle)" is of  superior  credit  quality  and, in most  cases,  ratings in this  category differ from "R-1 (high)"  credits to only a small degree.  Given the extremely tough  definition  which  DBRS has for the "R-1  (high)"  category  (which few companies  are  able to  achieve),  entities  rated  "R-1  (middle)"  are also considered strong credits which typically  exemplify above average strength in key areas of  consideration  for debt  protection.  Short term debt rated "R-1
(low)" is of  satisfactory  credit quality.  The overall  strength and outlook for key liquidity,  debt and profitability ratios is not normally as favorable
as  with  higher  rating  categories,   but  these  considerations  are  still
respectable.  Any  qualifying  negative  factors  which  exist are  considered manageable,  and the  entity  is  normally  of  sufficient  size to have  some influence in its industry.

R-2: Short term debt rated "R-2" is of adequate  credit quality and within the three subset grades (high,  middle,  low), debt protection  ranges from having reasonable  ability for timely  repayment to a level which is considered  only just  adequate.  The  liquidity  and debt  ratios  of  entities  in the  "R-2"
classification are not as strong as those in the "R-1" category,  and the past and future  trend may suggest  some risk of  maintaining  the  strength of key
ratios  in  these  areas.   Alternative   sources  of  liquidity  support  are
considered  satisfactory;  however,  even the strongest liquidity support will not improve the commercial paper rating of the issuer.  The size of the entity may restrict  its  flexibility,  and its relative  position in the industry is not typically as strong as the "R-1 credit".  Profitability  trends,  past and future,  may be less  favorable,  earnings not as stable,  and there are often negative  qualifying  factors  present  which  could also make the entity more vulnerable to adverse changes in financial and economic conditions.

LONG TERM DEBT RATINGS.

These  ratings  are  relevant  for  securities  purchased  by the Fund  with a remaining  maturity of 397 days or less,  or for rating  issuers of short-term obligations.

Moody's

Bonds (including municipal bonds) are rated as follows:

Aaa:  Judged  to be the best  quality.  They  carry  the  smallest  degree  of investment  risk  and are  generally  referred  to as "gilt  edged."  Interest payments are  protected by a large or by an  exceptionally  stable  margin and principal  is secure.  While the  various  protective  elements  are likely to change,  the  changes  that can be  expected  are most  unlikely to impair the fundamentally strong position of such issues.
Aa:  Judged to be of high quality by all  standards.  Together  with the "Aaa"
group,  they comprise what are generally known as high-grade  bonds.  They are rated lower than the best bonds because  margins of  protection  may not be as large as with "Aaa"  securities or fluctuation  of protective  elements may be of greater  amplitude or there may be other  elements  present  which make the long-term risk appear somewhat larger than that of "Aaa" securities.

      Moody's applies numerical  modifiers "1", "2" and "3" in its "Aa" rating classification.  The modifier "1" indicates that the  obligation  ranks in the higher end of its  generic  rating  category;  the  modifier  "2"  indicates a mid-range  ranking;  and the modifier "3" indicates a ranking in the lower end of that generic rating category.

Standard and Poor's

Bonds  (including  municipal  bonds maturing  beyond three years) are rated as follows:

AAA: Bonds rated "AAA" have the highest rating  assigned by Standard & Poor's.
The obligor's  capacity to meet its financial  commitment on the obligation is extremely strong.

AA: Bonds rated "AA" differ from the highest rated  obligations  only in small degree.  A strong capacity to meet its financial  commitment on the obligation is very strong.

Fitch

AAA:  Highest Credit Quality.  "AAA" ratings denote the lowest  expectation of credit  risk.  They  are  assigned  only in the case of  exceptionally  strong capacity for timely payment of financial commitments.  This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very High Credit  Quality.  "AA" ratings denote a very low  expectation of credit  risk.  They  indicate a very  strong  capacity  for timely  payment of financial  commitments.  This  capacity  is not  significantly  vulnerable  to foreseeable events.

      Because  bonds  rated  in  the  "AAA"  and  "AA"   categories   are  not
significantly  vulnerable to foreseeable future developments,  short-term debt of these issuers is generally rated "F-1+".

                                     B-1
                                  Appendix B

                           Industry Classifications

Aerospace & Defense                 Industrial Conglomerates
Air Freight & Couriers              Insurance
Airlines                            Internet & Catalog Retail
Asset Backed Securities             Internet Software & Services
Auto Components                     IT Services
Automobiles                         Leasing & Factoring
Beverages                           Leisure Equipment & Products
Biotechnology                       Machinery
Broker-Dealer                       Marine
Building Products                   Media
Capital Markets                     Metals & Mining
Chemicals                           Multiline Retail
Commercial Banks                    Multi-Utilities
Commercial Finance                  Municipal
Commercial Services & Supplies      Office Electronics
Communications Equipment            Oil & Gas
Computers & Peripherals             Paper & Forest Products
Construction & Engineering          Personal Products
Construction Materials              Pharmaceuticals
Consulting & Services               Real Estate
Consumer Finance                    Repurchase Agreements
Containers & Packaging              Road & Rail
Distributors                        Semiconductor and Semiconductor Equipment
Diversified Financial Services      Software
Diversified Telecommunication       Special Purpose Financial
Services
Electric Utilities                  Specialty Retail
Electrical Equipment                Textiles, Apparel & Luxury Goods
Electronic Equipment & Instruments  Thrifts & Mortgage Finance
Energy Equipment & Services         Tobacco
Food & Staples Retailing            Trading Companies & Distributors
Food Products                       Transportation Infrastructure
Foreign Government                  U.S. Government Agencies-Full Faith and Credit
                                    Agencies
Gas Utilities                       U.S. Government Agencies-Government Sponsored
                                    Enterprises
Health Care Equipment & Supplies    U.S. Government Instrumentalities
Health Care Providers & Services    U.S. Government Obligations
Hotels Restaurants & Leisure        Water Utilities
Household Durables                  Wireless Telecommunication Services
Household Products

------------------------------------------------------------------------------
Oppenheimer Money Market Fund, Inc.
------------------------------------------------------------------------------

Internet Website:
www.oppenheimerfunds.com
------------------------

Investment Advisor
OppenheimerFunds, Inc.
Two World Financial Center
225 Liberty Street, 11th Floor
New York, New York 10281-1008

Distributor
OppenheimerFunds Distributor, Inc.
Two World Financial Center
225 Liberty Street, 11th Floor
New York, New York 10281-1008

Transfer Agent
OppenheimerFunds Services
P.O. Box 5270
Denver, Colorado 80217
1.800.CALL OPP (1.800.225.5677)

Custodian Bank
Citibank, N.A.
399 Park Avenue
New York, New York 10043

Independent Registered Independent Public Accounting Firm
KPMG LLP
707 Seventeenth Street
Suite 2700
Denver, Colorado 80202

Counsel to the Funds
Myer, Swanson, Adams & Wolf, P.C.
1600 Broadway
Denver, Colorado 80202

Counsel to the Independent Directors

Mayer, Brown, Rowe & Maw LLP
1675 Broadway
New York, New York 10019-5820

1234
PX0200.001.1105

(1)Ms. Miller was elected as Director to the Board I Funds effective August
13, 2004

                     OPPENHEIMER MONEY MARKET FUND, INC.

                                  FORM N-1A

                                    PART C

                              OTHER INFORMATION

Item 23. Exhibits
-----------------

(a)   (i)   Articles of  Incorporation  dated  December 13,  1973:  Previously filed  with  Registrants  Registration  Statement  on Form S-5,  refiled  with
Registrant's  Post-Effective  Amendment No. 54 (4/27/95)  pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

      (ii)  Articles of  Amendment  of Articles of  Incorporation  dated April
10, 1974:  Previously filed with Registrants  Post-Effective  Amendment No. 3,
(4/28/88),   refiled  with  Registrant's   Post-Effective   Amendment  No.  54
(4/27/95)  pursuant to Item 102 of Regulation S-T, and incorporated  herein by reference.

      (iii) Articles of Amendment of Articles of  Incorporation  dated July 9,
1975:  Previously  filed  with  Registrants  Post-Effective  Amendment  No. 9, refiled with Registrant's  Post-Effective  Amendment No. 54 (4/27/95) pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

      (iv)  Articles of Amendment of Articles of Incorporation  dated December
13, 1979: Previously filed with Registrants  Post-Effective  Amendment No. 42,
(4/28/88),   refiled  with  Registrant's   Post-Effective   Amendment  No.  54
(4/27/95)  pursuant to Item 102 of Regulation S-T, and incorporated  herein by reference.

      (v)   Articles of Amendment of Articles of  Incorporation  dated May 22,
1980:  Previously  filed with  Registrants  Post-Effective  Amendment  No. 42,
(4/28/88),   refiled  with  Registrant's   Post-Effective   Amendment  No.  54
(4/27/95)  pursuant to Item 102 of Regulation S-T, and incorporated  herein by reference.

      (vi)  Articles of Amendment of Articles of Incorporation  dated June 16,
1980:  Previously  filed with  Registrants  Post-Effective  Amendment  No. 42,
(4/28/88),   refiled  with  Registrant's   Post-Effective   Amendment  No.  54
(4/27/95)  pursuant to Item 102 of Regulation S-T, and incorporated  herein by reference.

      (vii) Articles of Amendment of Articles of  Incorporation  dated July 2,
1981:  Previously  filed with  Registrants  Post-Effective  Amendment  No. 26, refiled with Registrant's  Post-Effective  Amendment No. 54 (4/27/95) pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

      (viii)      Articles of  Amendment  of Articles of  Incorporation  dated
February 23, 1982: Previously filed with Registrants  Post-Effective Amendment
No. 27, refiled with  Registrant's  Post-Effective  Amendment No. 54 (4/27/95)
pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

      (ix)  Articles of  Amendment of Articles of  Incorporation  dated August
30, 1982: Previously filed with Registrants  Post-Effective  Amendment No. 42,
(4/28/88),   refiled  with  Registrant's   Post-Effective   Amendment  No.  54
(4/27/95)  pursuant to Item 102 of Regulation S-T, and incorporated  herein by reference.

(b)   Amended and  Restated  By-Laws  dated April 11, 2002:  Previously  filed with Registrants  Post-Effective Amendment No. 64, (7/19/02), and incorporated herein by reference.

(c)   Specimen  Share   Certificate:   Previously   filed  with   Registrant's
Post-Effective  Amendment  No.  63,  (11/27/01),  and  incorporated  herein by reference.

(d)   Amended and Restated  Investment  Advisory  Agreement dated December 12,
2002:  Previously  filed with  Registrant's  Post-Effective  Amendment  No. 66
(9/22/03), and incorporated herein by reference.

(e)   (i)   General   Distributor's   Agreement   dated   December  10,  1992:
Previously filed with Registrant's  Post-Effective Amendment No. 50 (4/22/93),
refiled with Registrant's  Post-Effective  Amendment No. 54 (4/27/95) pursuant to Item 102 of Regulation S-T and incorporated herein by reference.

      (ii)  Form of Dealer Agreement of  OppenheimerFunds  Distributor,  Inc.:
Previously  filed with  Post-Effective  Amendment  No. 45 to the  Registration
Statement of Oppenheimer  High Yield Fund (Reg. No.  2-62076),  10/26/01,  and
incorporated herein by reference.

      (iii) Form of Broker Agreement of  OppenheimerFunds  Distributor,  Inc.:
Previously  filed with  Post-Effective  Amendment  No. 45 to the  Registration
Statement of Oppenheimer  High Yield Fund (Reg. No.  2-62076),  10/26/01,  and
incorporated herein by reference.

      (iv)  Form of Agency Agreement of  OppenheimerFunds  Distributor,  Inc.:
Previously  filed with  Post-Effective  Amendment  No. 45 to the  Registration
Statement of Oppenheimer  High Yield Fund (Reg. No.  2-62076),  10/26/01,  and
incorporated herein by reference.

      (v)   Form  of   Trust   Company   Fund/SERV   Purchase   Agreement   of
OppenheimerFunds  Distributor,  Inc.:  Previously  filed  with  Post-Effective
Amendment No. 45 to the Registration  Statement of Oppenheimer High Yield Fund
(Reg. No. 2-62076), 10/26/01, and incorporated herein by reference.

      (vi)  Form  of  Trust  Company  Agency  Agreement  of   OppenheimerFunds
Distributor,  Inc.:  Previously filed with Post-Effective  Amendment No. 45 to the Registration  Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076),
10/26/01, and incorporated herein by reference.

(f)   (i)   Amended and Restated Retirement Plan for Non-Interested  Directors
or Directors dated 8/9/01;  Previously filed with Post-Effective Amendment No.
34 to the  Registration  Statement of Oppenheimer Gold & Special Minerals Fund
(Reg. No. 2-82590), 10/25/01, and incorporated herein by reference.

      (ii)  Form   of   Deferred    Compensation    Plan   for   Disinterested
Directors/Directors:  Filed  with  Post-Effective  Amendment  No.  26  to  the
Registration  Statement of Oppenheimer  Gold & Special Minerals Fund (Reg. No.
2-82590), 10/28/98, and incorporated herein by reference.

(g)
      (i) Global  Custodial  Services  Agreement  dated July 15, 2003  between
Registrant and Citibank,  N.A.: Previously filed with Pre-Effective  Amendment
No. 1 to the  Registration  Statement of Oppenheimer  International  Large Cap
Core  Trust(Reg.   No.  333-106014),   8/05/03,  and  incorporated  herein  by
reference.

      (ii) Amended and Restated  Foreign Custody  Manager  Agreement dated May
31, 2001 as amended July 15, 2003,  between  Registrant  and  Citibank,  N.A.:
Previously  filed  with  Pre-Effective  Amendment  No.  1 to the  Registration
Statement  of  Oppenheimer  International  Large  Cap  Core  Trust  (Reg.  No.
333-1060142), 8/05/03, and incorporated herein by reference.

(h)   Not applicable.

(i)   Opinion and  Consent of Counsel  dated  February  28,  1974:  Previously filed with  Registrant's  Registration  Statement,  refiled with  Registrant's
Post-Effective  Amendment No. 54, (4/27/95) pursuant to Item 102 of Regulation
S-T and incorporated herein by reference.

(j)   Independent  Registered Public Accounting Firm's Consent: To be filed by
      Amendment

(k)   Not applicable.

(l)   Not applicable.

(m)   Not applicable.

(n)   Oppenheimer  Funds Multiple Class Plan under Rule 18f-3 updated  through
08/11/05:  Previously  Filed  with  Post-Effective  Amendment  No.  5,  to the
Registration  Statement of Oppenheimer Main Street  Opportunity Fund (Reg. No.
333-40186), 9/27/05, and incorporated herein by reference.

(o)   (i)   Powers  of  Attorney  for  all  Trustees/Directors  and  Officers,
except for Marry  Miller,  Matthew  Fink,  Joseph M. Wikler and Peter I. Wold:
Previously  filed with  Post-Effective  Amendment  No. 62 to the  Registration
Statement  of  Oppenheimer  Growth  Fund (Reg.  No.  2-45272),  10/22/04,  and
incorporated herein by reference.

      (ii)  Power  of  Attorney  for  Mary  Miller:   Previously   filed  with
Post-Effective  Amendment No.79 to the  Registration  Statement of Oppenheimer
Global  Fund  (Reg.  No.  2-31661),   11/26/04,  and  incorporated  herein  by
reference.

      (iii) Power  of  Attorney  for  Matthew  Fink:   Previously  filed  with
Post-Effective  Amendment No. 44 to the Registration  Statement of Oppenheimer
Series Fund (Reg. 2-75276), 2/24/25, and incorporated herein by reference.

      (iv)  Power of Attorney,  dated  September 14, 2005 for Joseph M. Wikler and Peter I. Wold:  Filed herewith.

(p)   Not applicable [the Registrant is a Money Market Fund].

Item 24. Persons Controlled by or Under Common Control with the Fund
--------------------------------------------------------------------

None.

Item 25. Indemnification
------------------------

Reference  is  made to the  provisions  of  Article  Seventh  of  Registrant's
Articles of Amendment of Articles of  Incorporation  filed as Exhibit 23(a) to this Registration Statement, and incorporated herein by reference.

Insofar as  indemnification  for liabilities  arising under the Securities Act of 1933 may be permitted to  Directors,  officers and  controlling  persons of
Registrant pursuant to the foregoing  provisions or otherwise,  Registrant has been advised  that in the opinion of the  Securities  and Exchange  Commission such  indemnification  is against public policy as expressed in the Securities
Act of 1933 and is,  therefore,  unenforceable.  In the event that a claim for
indemnification   against  such   liabilities   (other  than  the  payment  by
Registrant of expenses incurred or paid by a Director,  officer or controlling person  of  Registrant  in the  successful  defense  of any  action,  suit  or proceeding)  is  asserted by such  Director,  officer or  controlling  person,
Registrant  will,  unless in the  opinion of its  counsel  the matter has been
settled  by   controlling   precedent,   submit  to  a  court  of  appropriate
jurisdiction  the  question  whether  such  indemnification  by it is  against public policy as expressed in the  Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 26. - Business and Other Connections of the Investment Adviser
-------------------------------------------------------------------

(a)   OppenheimerFunds,  Inc. is the investment adviser of the Registrant;  it and certain  subsidiaries  and  affiliates  act in the same  capacity to other investment companies,  including without limitation those described in Parts A and B hereof and listed in Item 26(b) below.

There is set forth below  information  as to any other  business,  profession, vocation or  employment  of a  substantial  nature in which each officer and  director of  OppenheimerFunds,  Inc.  is, or at any time during the past two fiscal  years has been,  engaged  for his/her own account or in the capacity of director, officer, employee, partner or trustee.

---------------------------------------------------------------------------------
Name  and   Current   Position
with OppenheimerFunds, Inc.    Other Business and Connections During the Past
                               Two Years
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Timothy L. Abbuhl,             Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Emeline S. Adwers,             None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert Agan,                   Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.,  Shareholder Financial Services,  Inc., OFI
                               Private  Investments,  Inc. and Centennial  Asset
                               Management Corporation;  Senior Vice President of
                               Shareholders Services, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Carl Algermissen,              Formerly  Associate  Counsel and Legal Compliance
Vice President & Associate     Officer at Great  West-Life  & Annuity  Insurance
Counsel                        Co.  (February  2004-October  2004);   previously
                               with   INVESCO    Funds   Group,    Inc.    (June
                               1993-December  2003),  most  recently  as  Senior
                               Staff Attorney.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Amato,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Erik Anderson,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Tracey Beck Apostolopoulos,    None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Janette Aprilante,             Secretary     (since     December    2001)    of:
Vice President & Secretary     OppenheimerFunds  Distributor,  Inc.,  Centennial

                               Asset   Management    Corporation,    Oppenheimer
                               Partnership  Holdings,   Inc.,  Oppenheimer  Real
                               Asset  Management,  Inc.,  Shareholder  Financial
                               Services,  Inc.,  Shareholder Services,  Inc. and
                               OppenheimerFunds  Legacy Program;  (since January
                               2005)   of    Trinity    Investment    Management
                               Corporation.  Secretary  (since  June  2003)  of:
                               HarbourView  Asset  Management  Corporation,  OFI
                               Private  Investments,  Inc. and OFI Institutional
                               Asset  Management,   Inc.   Assistant   Secretary
                               (since December 2001) of OFI Trust Company.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Hany S. Ayad,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert Baker,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael Baldwin,               Formerly   Managing  Director  at  Deutsche  Bank
Executive Vice President       (March 2001 - March 2005)s

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Michael Banta,            None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Joanne Bardell,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kevin Baum,                    None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jeff Baumgartner,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mar Baylin,
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Todd Becerra,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lalit K. Behal                 Assistant    Secretary   of   HarbourView   Asset
Assistant Vice President       Management Corporation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kathleen Beichert,             Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Gerald Bellamy,                Assistant  Vice  President  of OFI  Institutional
Assistant Vice President       Asset Management, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Erik S. Berg,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert Bertucci                None
Assistant Vice President:
Rochester Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Rajeev Bhaman,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Craig Billings,                None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark Binning,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert J. Bishop,              Treasurer     (since     October     2003)     of
Vice President                 OppenheimerFunds     Distributor,     Inc.    and
                               Centennial Asset Management Corporation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Beth Bleimehl,
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John R. Blomfield,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lisa I. Bloomberg,             Formerly   First  Vice  President  and  Associate
Vice President & Associate     General  Counsel of UBS  Financial  Services Inc.
Counsel                        (May 1999-May 2004).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Veronika Boesch,               Formerly  (until  February  2004) an  independent
Assistant Vice President       consultant/coach in organizational development.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Chad Boll,                     None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Antulio N. Bomfim,             A  senior  economist  with  the  Federal  Reserve
Vice President                 Board (June 1992-October 2003).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John C. Bonnell,               Vice  President of  Centennial  Asset  Management
Vice President                 Corporation.  Formerly  a  Portfolio  Manager  at

                               Strong Financial Corporation (May 1999-May 2004).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michelle Borre Massick,        None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Lori E. Bostrom,               Formerly Vice President and Corporate  Counsel at
Vice President & Senior        Prudential   Financial   Inc.   (October  2002  -
Counsel                        November 2004).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Lisa Bourgeois,                Assistant    Vice    President   of   Shareholder
Assistant Vice President       Services, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Boydell,                  None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Bromberg,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lowell Scott Brooks,           Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Joan Brunelle,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kristine Bryan-Levin,          Formerly  Senior Vice President at Brown Brothers
Vice President                 Harriman (November 2002 - May 2005)

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Paul Burke,                    None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark Burns,                    None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Geoffrey Caan,                 None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Catherine Carroll,             None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Debra Casey,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Maria Castro,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lisa Chaffee,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

May Chen,                      Formerly  Assistant  Vice President of Enterprise
Assistant Vice President       Services at MassMutual  Financial Group (May 2002
                               - April 2005)

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Charles Chibnik,               None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Patrick Sheng Chu,
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brett Clark,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
H.C. Digby Clements,           None
Vice President: Rochester
Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Peter V. Cocuzza,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Gerald James Concepcion,       Formerly  (until  November 2004) an RIA Marketing
Assistant Vice President       Associate of OppenheimerFunds, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert Corbett,                None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Susan Cornwell,                Vice  President of  Centennial  Asset  Management
Vice President                 Corporation,   Shareholder   Financial  Services,
                               Inc. and OppenheimerFunds  Legacy Program; Senior
                               Vice President of Shareholder Services, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Scott Cottier,                 None
Vice President: Rochester
Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Laura Coulston,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Julie C. Cusker,              None
Assistant Vice President:
Rochester Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

George Curry,                 Vice President of  OppenheimerFunds  Distributor,
Vice President                Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Damian,                   None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John M. Davis,                 Assistant  Vice  President  of   OppenheimerFunds
Assistant Vice President       Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Richard Demarco,
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Craig P. Dinsell,              None
Executive Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Randall C. Dishmon,            None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Rebecca K. Dolan               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Steven D. Dombrower,           Senior    Vice    President    of   OFI   Private
Vice President                 Investments,     Inc.;    Vice    President    of
                               OppenheimerFunds Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas Doyle,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Bruce C. Dunbar,               None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian Dvorak,                  None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard Edmiston,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Daniel R. Engstrom,            None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James Robert Erven             None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
George R. Evans,               None
Senior Vice President and
Director of International
Equities
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Edward N. Everett,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kathy Faber,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David Falicia,                 Assistant   Secretary   (as  of  July   2004)  of
Assistant Vice President       HarbourView Asset Management Corporation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas Farrell,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kristi Feinberg,
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Emmanuel Ferreira,             None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ronald H. Fielding,            Vice President of  OppenheimerFunds  Distributor,
Senior Vice President;         Inc.;  Director of ICI Mutual Insurance  Company;
Chairman of the Rochester      Governor of St. John's  College;  Chairman of the
Division                       Board of  Directors  of  International  Museum of
                               Photography at George Eastman House.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Bradley G. Finkle,             Formerly Head of Business  Management/Proprietary
Vice President                 Distribution   at  Citigroup   Asset   Management
                               (August 1986-September 2004).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian Finley,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John E. Forrest,               Senior   Vice   President   of   OppenheimerFunds
Senior Vice President          Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jordan Hayes Foster,           Vice   President  of  OFI   Institutional   Asset
Vice President                 Management, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David Foxhoven,                Assistant  Vice  President  of   OppenheimerFunds
Vice President                 Legacy Program.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Colleen M. Franca,             None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Dominic Freud,                 None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Dan Gagliardo,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Hazem Gamal,                 None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Seth Gelman,                 Formerly an  Associate  in the Asset  Management
Vice President               Legal   Department   at  Goldman   Sachs  &  Co.
                             (February 2003-August 2004).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Timothy Gerlach,
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Subrata Ghose,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Charles W. Gilbert,            None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Phillip S. Gillespie,          Formerly  First Vice  President of Merrill  Lynch
Senior Vice President &        Investment Management (2001 to September 2004).
Deputy General Counsel

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Alan C. Gilston,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jill E. Glazerman,             None
Senior Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Benjamin J. Gord,              Vice  President of HarbourView  Asset  Management
Vice President                 Corporation  and  of  OFI   Institutional   Asset

                               Management, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Laura Granger,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Leyla Greengard,
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert B. Grill,               None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert Haley,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Marilyn Hall,                  None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kelly Haney,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Steve Hauenstein,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert Hawkins,
Assistant Vice President and
Assistant Counsel

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas B. Hayes,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jennifer Heathwood,            None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Dennis Hess,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Joseph Higgins,                Vice   President  of  OFI   Institutional   Asset
Vice President                 Management, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Dorothy F. Hirshman,           None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Daniel Hoelscher,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Edward Hrybenko,               Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Scott T. Huebl,                Assistant  Vice  President  of   OppenheimerFunds
Vice President                 Legacy Program.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Margaret Hui,                  None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Huttlin,                  Senior   Vice   President    (Director   of   the
Vice President                 International  Division)  (since January 2004) of
                               OFI   Institutional   Asset   Management,   Inc.;
                               Director  (since  June 2003) of  OppenheimerFunds
                               (Asia) Limited
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James G. Hyland,               None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Steve P. Ilnitzki,             Vice President of  OppenheimerFunds  Distributor,
Senior Vice President          Inc.;   Senior  Vice  President  of  OFI  Private
                               Investments, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kelly Bridget Ireland,         Vice   President    (since   January   2004)   of
Vice President                 OppenheimerFunds   Distributor   Inc.   Formerly,
                               Director  of  INVESCO  Distributors  Inc.  (April
                               2000-December 2003).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kathleen T. Ives,              Vice   President  and   Assistant   Secretary  of
Vice President, Senior         OppenheimerFunds     Distributor,     Inc.    and
Counsel and Assistant          Shareholder  Services,  Inc.; Assistant Secretary
Secretary                      of  Centennial  Asset   Management   Corporation,
                               OppenheimerFunds  Legacy Program and  Shareholder
                               Financial Services, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
William Jaume,                 Senior  Vice  President  of   HarbourView   Asset
Vice President                 Management   Corporation  and  OFI  Institutional
                               Asset  Management,  Inc.;  Director  of OFI Trust
                               Company.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Frank V. Jennings,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Jennings,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Michael Johnson,          None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Lisa Kadehjian,                Formerly Vice President,  Compensation Manager at
Assistant Vice President       The  Bank  of New  York  (November  1996-November
                               2004).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Charles Kandilis,              None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lynn O. Keeshan,               Assistant  Treasurer of  OppenheimerFunds  Legacy
Senior Vice President          Program
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas W. Keffer,              None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Cristina J. Keller,            Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Keogh,                 Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Martin S. Korn,                Formerly  a  Senior  Vice  President  at  Bank of
Senior Vice President          America   (Wealth   and   Investment   Management
                               Technology Group) (March 2002-August 2004).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Dimitrios Kourkoulakos,        None
Senior Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian Kramer,                  None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Paul Kunz,                     None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lisa Lamentino,                None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Tracey Lange,                 Vice President of  OppenheimerFunds  Distributor,
Vice President                Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jeffrey P. Lagarce,           President  and  Chief  Marketing  Officer  of OFI
Senior Vice President         Institutional   Asset  Management,   Inc.  as  of
                              January    2005.    Formerly    Executive    Vice
                              President-Head  of Fidelity  Tax-Exempt  Services
                              Business   at   Fidelity    Investments   (August
                              1996-January 2005).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Latino,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kristina Lawrence,             Formerly     Assistant    Vice    President    of
Vice President                 OppenheimerFunds,   Inc.   (November   2002-March
                               2004).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Gayle Leavitt,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Christopher M. Leavy,         None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Randy Legg,                    Formerly   an   associate    with   Dechert   LLP
Vice President & Assistant     (September 1998-January 2004).
Counsel

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Laura Leitzinger,            Senior Vice President of  Shareholder  Services,
Vice President               Inc.;  Vice President of  Shareholder  Financial
                             Services, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Justin Leverenz,             Formerly,  a   research/technology   analyst  at
Vice President               Goldman Sachs, Taiwan (May 2002-May 2004)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael S. Levine,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Gang Li,                       None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Shanquan Li,                   None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Julie A. Libby,                Formerly   Executive  Vice  President  and  Chief
Senior Vice President          Operating Officer at Fred Alger Management,  Inc.
                               (July 1996 - February 2005)

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Daniel Lifshey,                Formerly a  Marketing  Manager at PIMCO  Advisors
Assistant Vice President       (January 2002-September 2004).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mitchell J. Lindauer,          None
Vice President & Assistant
General Counsel
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Bill Linden,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Malissa B. Lischin,            Assistant  Vice  President  of   OppenheimerFunds
Vice President                 Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David P. Lolli,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Daniel G. Loughran             None
Vice President: Rochester
Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Patricia Lovett,               Vice   President   of    Shareholder    Financial
Vice President                 Services,  Inc.  and  Senior  Vice  President  of
                               Shareholder Services, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Steven Lucaccini,              Formerly  Director and High Yield  Analyst at UBS
Assistant Vice President       Global Asset  Management  (November  2001 - April
                               2005)

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Dongyan Ma,                    Formerly  an  Assistant   Vice   President   with
Assistant Vice President       Standish   Mellon   Asset   Management   (October
                               2001-October 2003).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Steve Macchia,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mark H. Madden,                Formerly   Senior  Vice   President   and  Senior
Vice President                 Portfolio Manager with Pioneer Investments,  Inc.
                               (July 1990-July 2004).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kathleen Mandzij,            Formerly   Marketing   Manager  -  Sales   Force
Assistant Vice President     Marketing     (March    2003-June    2004)    of
                             OppenheimerFunds, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jerry Mandzij,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Angelo G. Manioudakis          Senior  Vice  President  of   HarbourView   Asset
Senior Vice President          Management  Corporation and of OFI  Institutional
                               Asset Management, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
LuAnn Mascia,                  Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Susan Mattisinko,              Assistant    Secretary   of   HarbourView   Asset
Vice President & Associate     Management  Corporation,  OppenheimerFunds Legacy
Counsel                        Program,  OFI  Private  Investments,   Inc.,  OFI
                               Institutional Asset Management,  Inc., Centennial
                               Asset  Management  Corporation,  Oppenheimer Real
                               Asset  Management,  Inc.  and Trinity  Investment
                               Management Corporation.  Formerly an Associate at
                               Sidley  Austin Brown and Wood LLP (1995 - October
                               2003).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Elizabeth McCormack,           Vice   President  and   Assistant   Secretary  of
Vice President                 HarbourView Asset Management Corporation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Joseph McGovern,               None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Charles L. McKenzie,           Chairman of the Board, Director,  Chief Executive
Senior Vice President          Officer  and  President  of  OFI  Trust  Company;
                               Chairman,   Chief   Executive   Officer,   Senior
                               Managing    Director    and   Director   of   OFI
                               Institutional   Asset  Management,   Inc.;  Chief
                               Executive  Officer,  President,  Senior  Managing
                               Director  and  Director  of   HarbourView   Asset
                               Management Corporation;  Chairman,  President and
                               Director   of   Trinity   Investment   Management
                               Corporation

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael Medev,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Lucienne Mercogliano,          None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jason Meshnick,                Formerly  Financial  Analyst  at Wall  Street  On
Assistant Vice President       Demand (April 2003 - May 2005)

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Andrew J. Mika,                None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Nikolaos D. Monoyios,          None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Charles Moon,                  Vice  President of HarbourView  Asset  Management
Vice President                 Corporation  and  of  OFI   Institutional   Asset
                               Management, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John V. Murphy,                President and Management  Director of Oppenheimer
Chairman, President, Chief     Acquisition  Corp.;  President  and  Director  of
Executive Officer & Director   Oppenheimer   Partnership   Holdings,   Inc.  and
                               Oppenheimer   Real   Asset   Management,    Inc.;
                               Chairman  and Director of  Shareholder  Services,
                               Inc. and Shareholder  Financial  Services,  Inc.;
                               Director   of   Centennial    Asset    Management
                               Corporation,  OppenheimerFunds Distributor, Inc.,
                               Institutional  Asset  Management,  Inc.,  Trinity
                               Investment   Management   Corporation,    Tremont
                               Capital  Management,   Inc.,   HarbourView  Asset
                               Management    Corporation    and   OFI    Private
                               Investments,  Inc.;  Executive  Vice President of
                               Massachusetts   Mutual  Life  Insurance  Company;
                               Director  of  DLB  Acquisition   Corporation;   a
                               member  of  the  Investment  Company  Institute's
                               Board of Governors.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Meaghan Murphy,                Formerly  Marketing  Professional,  RFP Writer at
Assistant Vice President       JP Morgan  Fleming Asset  Management  (May 2002 -
                               October 2004).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Suzanne Murphy,                Formerly  (until December 2003) a Vice President,
Vice President                 Senior Marketing Manager with Citigroup.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas J. Murray,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kenneth Nadler,                None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Christina Nasta,               Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard Nichols,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
William Norman,               None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

James B. O'Connell,            Formerly   a   Senior    Designer    Manager   of
Assistant Vice President       OppenheimerFunds,  Inc.  (April  2002 -  December
                               2004).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Matthew O'Donnell,             None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John O'Hare,                   None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John J. Okray,                 Formerly   Vice   President,    Head   of   Trust
Vice President                 Operations at Lehman Brothers (June  2004-October
                               2004)  prior to which  he was an  Assistant  Vice
                               President,   Director   of  Trust   Services   at
                               Cambridge Trust Company (October 2002-June 2004).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Lerae A. Palumbo,              None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David P. Pellegrino,           None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Allison C. Pells,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert H. Pemble,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Lori L. Penna,                 Formerly  an RFP  Manager/Associate  at  JPMorgan
Assistant Vice President       Chase & Co. (June 2001-September 2004).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian Petersen,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Marmeline Petion-Midy,         Formerly a Senior Financial  Analyst with General
Assistant Vice President       Motors,  NY Treasurer's  Office (July  2000-Augut
                               2004).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David Pfeffer,                 Senior  Vice  President  of   HarbourView   Asset
Senior Vice President and      Management   Corporation   since  February  2004.
Chief Financial Officer        Formerly,  Director and Chief  Financial  Officer
                               at   Citigroup   Asset    Management    (February
                               2000-February 2004).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James F. Phillips,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Scott Phillips,                Formerly   Vice   President   at  Merrill   Lynch
Vice President                 Investment Management (June 2000-July 2004).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Gary Pilc,                     None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Nicolas Pisciotti,             Formerly  Assistant  Vice President at ING (April
Assistant Vice President       2002 - May 2005)

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jason Pizzorusso,              None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David Poiesz,                  Formerly  a Senior  Portfolio  Manager at Merrill
Senior Vice President, Head    Lynch (October  2002-May 2004).  Founding partner
of Growth Equity Investments   of  RiverRock,   a  hedge  fund  product   (April
                               1999-July 2001).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jeffrey Portnoy,               None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Raghaw Prasad,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David Preuss,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jane C. Putnam,                None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael E. Quinn,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Julie S. Radtke,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Norma J. Rapini,               None
Assistant Vice President:
Rochester Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Corry E. Read,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian N. Reid,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Marc Reinganum,                None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jill Reiter,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Claire Ring,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David Robertson,             Senior  Vice   President   of   OppenheimerFunds
Senior Vice President        Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Antoinette Rodriguez,          None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Stacey Roode,                  None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jeffrey S. Rosen,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Stacy Roth,                    None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James H. Ruff,                 President   and   Director  of   OppenheimerFunds
Executive Vice President       Distributor,    Inc.   and    Centennial    Asset
                               Management Corporation;  Executive Vice President
                               of OFI Private Investments, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Adrienne Ruffle,               Formerly an Associate  with Sidley Austin Brown &
Assistant Vice President and   Wood LLP (September 2002-February 2005).
Assistant Counsel

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kim Russomanno,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Timothy Ryan,                  Formerly   a   research   analyst  in  the  large
Vice President                 equities group at Credit Suisse Asset  Management
                               (August 2001-June 2004)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Rohit Sah,                     None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Valerie Sanders,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Karen Sandler,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Rudi W. Schadt,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ellen P. Schoenfeld,           None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Maria Schulte,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Scott A. Schwegel,             None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Allan P. Sedmak                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jennifer L. Sexton,            Senior    Vice    President    of   OFI   Private
Vice President                 Investments, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Navin Sharma,                None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Bonnie Sherman,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David C. Sitgreaves,           None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Edward James Sivigny           None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Enrique H. Smith,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Louis Sortino,                 None
Assistant Vice President:
Rochester Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Keith J. Spencer,              None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Marco Antonio Spinar,          None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard A. Stein,              None
Vice President: Rochester
Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Arthur P. Steinmetz,           Senior  Vice  President  of   HarbourView   Asset
Senior Vice President          Management Corporation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jennifer Stevens,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John P. Stoma,               Senior  Vice   President   of   OppenheimerFunds
Senior Vice President        Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Stricker,            Vice President of Shareholder Services, Inc.
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Deborah A. Sullivan,           Secretary of OFI Trust Company.
Vice President & Assistant
Counsel
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Sussman,             Vice President of OppenheimerFunds  Distributor,
Vice President               Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brian C. Szilagyi,           Director of Financial  Reporting and  Compliance
Assistant Vice President     at  First  Data  Corporation   (April  2003-June
                             2004).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Martin Telles,                Senior   Vice   President   of   OppenheimerFunds
Senior Vice President         Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Paul Temple,                  None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jeaneen Terrio,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Vincent Toner,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Keith Tucker,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Cameron Ullyat,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Angela Uttaro,               None
Assistant Vice President:
Rochester Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mark S. Vandehey,              Vice President of  OppenheimerFunds  Distributor,
Senior Vice President and      Inc.,  Centennial  Asset  Management  Corporation
Chief Compliance Officer       and Shareholder  Services,  Inc.; Chief Financial
                               Officer   of   HarbourView    Asset    Management
                               Corporation,  Oppenheimer  Partnership  Holdings,
                               Inc.,  Oppenheimer Real Asset  Management,  Inc.,
                               Shareholder     Financial     Services,     Inc.,
                               OppenheimerFunds   Legacy  Program,  OFI  Private
                               Investments,  Inc.,  OFI  Trust  Company  and OFI
                               Institutional  Asset  Management,  Inc.  Formerly
                               (until    March   2004)   Vice    President    of
                               OppenheimerFunds, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Maureen Van Norstrand,         None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Nancy Vann,                    Formerly  Assistant  General  Counsel  at Reserve
Vice President and Assistant   Management  Company,   Inc.  (April  to  December
Counsel                        2004);  attorney  at Sidley  Austin  Brown & Wood
                               LLP (October 1997 - April 2004).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Rene Vecka,                    None
Assistant Vice President,
Rochester Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Vincent Vermette,              Assistant  Vice  President  of   OppenheimerFunds
Assistant Vice President       Distributor, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Phillip F. Vottiero,           None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lisa Walsh,                    None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Teresa M. Ward,               Vice President of  OppenheimerFunds  Distributor,
Vice President                Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jerry A. Webman,              Senior  Vice  President  of   HarbourView   Asset
Senior Vice President         Management Corporation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Christopher D. Weiler,         None
Vice President: Rochester
Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Adam Weiner,                   None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Barry D. Weiss,                Vice  President of HarbourView  Asset  Management
Vice President                 Corporation  and of Centennial  Asset  Management
                               Corporation.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Melissa Lynn Weiss,            None
Vice President & Associate
Counsel

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Christine Wells,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Joseph J. Welsh,               Vice  President of HarbourView  Asset  Management
Vice President                 Corporation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Diederick Wermolder,           Director of  OppenheimerFunds  International Ltd.
Senior Vice President          and  OppenheimerFunds  plc  and  OppenheimerFunds
                               (Asia) Limited;  Senior Vice President  (Managing
                               Director of the  International  Division)  of OFI
                               Institutional Asset Management, Inc..

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Catherine M. White,            Assistant  Vice  President  of   OppenheimerFunds
Assistant Vice President       Distributor,   Inc.;   member  of  the   American
                               Society of Pension Actuaries (ASPA) since 1995.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Annabel Whiting,               None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
William L. Wilby,              None
Senior Vice President and
Senior Investment Officer,
Director of Equities
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Donna M. Winn,                 President,  Chief Executive  Officer and Director
Senior Vice President          of OFI Private  Investments,  Inc.;  Director and
                               President  of  OppenheimerFunds  Legacy  Program;
                               Senior   Vice   President   of   OppenheimerFunds
                               Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Philip Witkower,               Senior   Vice   President   of   OppenheimerFunds
Senior Vice President          Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian W. Wixted,               Treasurer   of   HarbourView   Asset   Management
Senior Vice President and      Corporation;    OppenheimerFunds    International
Treasurer                      Ltd.,  Oppenheimer  Partnership  Holdings,  Inc.,
                               Oppenheimer   Real   Asset   Management,    Inc.,
                               Shareholder    Services,     Inc.,    Shareholder
                               Financial    Services,    Inc.,    OFI    Private
                               Investments,   Inc.,  OFI   Institutional   Asset
                               Management,   Inc.,   OppenheimerFunds   plc  and
                               OppenheimerFunds  Legacy  Program;  Treasurer and
                               Chief  Financial  Officer  of OFI Trust  Company;
                               Assistant  Treasurer of  Oppenheimer  Acquisition
                               Corp.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Carol E. Wolf,                 Senior  Vice  President  of   HarbourView   Asset
Senior Vice President          Management  Corporation  and of Centennial  Asset
                               Management  Corporation;  serves  on the Board of
                               the Colorado Ballet.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kurt Wolfgruber,               Director  of Tremont  Capital  Management,  Inc.,
Executive Vice President,      HarbourView Asset Management  Corporation and OFI
Chief Investment Officer and   Institutional Asset Management,  Inc. (since June
Director                       2003)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Caleb C. Wong,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Edward C. Yoensky,             None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lucy Zachman,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert G. Zack                 General Counsel and Director of  OppenheimerFunds
Executive Vice President and   Distributor,  Inc.; General Counsel of Centennial
General Counsel                Asset   Management   Corporation;   Senior   Vice

                               President  and  General  Counsel  of  HarbourView
                               Asset    Management     Corporation    and    OFI
                               Institutional  Asset  Management,   Inc.;  Senior
                               Vice  President,  General Counsel and Director of
                               Shareholder     Financial     Services,     Inc.,
                               Shareholder    Services,    Inc.,   OFI   Private
                               Investments,  Inc.  and OFI Trust  Company;  Vice
                               President    and    Director    of    Oppenheimer
                               Partnership   Holdings,    Inc.;   Director   and
                               Assistant Secretary of  OppenheimerFunds  plc and
                               OppenheimerFunds  International  Ltd.;  Secretary
                               and General  Counsel of  Oppenheimer  Acquisition
                               Corp.;   Director  of   Oppenheimer   Real  Asset
                               Management,   Inc.  and  OppenheimerFunds  (Asia)
                               Limited);   Vice  President  of  OppenheimerFunds
                               Legacy Program.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Neal A. Zamore,                None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark D. Zavanelli,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Alex Zhou,                     None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Arthur J. Zimmer,              Senior  Vice  President  of   HarbourView   Asset
Senior Vice President          Management Corporation.
---------------------------------------------------------------------------------

Item 28. Principal Underwriter
------------------------------

(a)   OppenheimerFunds   Distributor,   Inc.   is  the   Distributor   of  the
Registrant's  shares.  It is  also  the  Distributor  of  each  of  the  other registered open-end investment companies for which  OppenheimerFunds,  Inc. is the  investment  adviser,  as described  in Part A and B of this  Registration
Statement and listed in Item 26(b) above (except  Panorama Series Fund,  Inc.)
and for MassMutual Select Funds.

(b)   The directors  and officers of the  Registrant's  principal  underwriter are:

---------------------------------------------------------------------------------
Name & Principal                Position & Office         Position and Office
Business Address                with Underwriter          with Registrant
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Timothy Abbhul(1)               Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert Agan(1)                  Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Janette Aprilante(2)            Secretary                 None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

James Barker                    Vice President            Nones
2901B N. Lakewood Avenue

Chicago, IL 60657
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kathleen Beichert(1)            Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Rocco Benedetto(2)              Assistant Vice President  None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert J. Bishop(1)             Treasurer                 None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Douglas S. Blankenship          Vice President            None
10407 Cromdale Manor Ct.

Springs, TX 77379
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Tracey Blinzler(1)              Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David A. Borrelli               Vice President            None
105 Black Calla Ct.

San Ramon, CA 94583
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jeffrey R. Botwinick(2)         Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michelle Brennan(2)             Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
L. Scott Brooks(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kevin E. Brosmith               Senior Vice President     None
5 Deer Path
South Natlick, MA 01760
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jeffrey W. Bryan                Vice President            None
1048 Malaga Avenue
Coral Gables, FL 33134
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Patrick Campbell(1)             Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Andrew Chonofsky                Vice President            None
300 West Fifth Street, Apt. 118
Charlotte, NC 28202

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Melissa Clayton(2)              Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Neev Crane                      Vice President            None
1530 Beacon Street, Apt. #1403
Brookline, MA 02446

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Julian C. Curry                 Vice President            None
5801 Nicholson Lane, Suite 420
North Bethesda, MD 20852

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jeffrey D. Damia(2)             Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Davis(2)                   Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Stephen J. Demetrovits(2)       Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Joseph A. DiMauro               Vice President            None
522 Lakeland Avenue
Grosse Pointe, MI 48230
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Steven Dombrower(2)             Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
George P. Dougherty             Vice President            None
328 Regency Drive
North Wales, PA 19454
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Ryan C. Drier                   Vice President            None
3307 Park Ridge Lane NE
Grand Rapids, MI 49525

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Cliff H. Dunteman               Vice President            None
N 53 W 27761 Bantry Road
Sussex, WI 53089-45533

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Hillary Eigen(2)                Assistant Vice President  None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Eiler(2)                   Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kent M. Elwell                  Vice President            None
35 Crown Terrace
Yardley, PA 19067
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Gregg A. Everett                Vice President            None
4328 Auston Way
Palm Harbor, FL 34685-4017
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

George R. Fahey(1)              Senior Vice President     None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Eric C. Fallon                  Vice President            None
10 Worth Circle
Newton, MA 02458
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Deanna Farrugia(1)              Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Joseph Fernandez                Vice President            None
1717 Richbourg Park Drive
Brentwood, TN 37027
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark J. Ferro(2)                Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ronald H. Fielding(3)           Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Eric P. Fishel                  Vice President            None
725 Boston Post Rd., #12
Sudbury, MA 01776

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Patrick W. Flynn (1)            Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John E. Forrest(2)              Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John ("J") Fortuna(2)           Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lucio Giliberti                 Vice President            None
6 Cyndi Court
Flemington, NJ 08822
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Raquel Granahan(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ralph Grant                     Senior Vice President     None
10 Boathouse Close
Mt. Pleasant, SC 29464
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kahle Greenfield(2)             Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael D. Guman                Vice President            None
3913 Pleasant Avenue
Allentown, PA 18103
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

James E. Gunther                Vice President            None
178 Canterbury Turn
Lancaster, PA 17601

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kevin J. Healy(2)               Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kevin Hennessey                 Vice President            None
8634 Forest Run Lane
Orlando, FL 32836

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Elyse R. Jurman Herman          Vice President            None
5486 NW 42 Avenue

Boca Raton, FL 33496
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Suzanne Heske                   Vice President            None
4146 22nd Street
San Francisco, CA 94114

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Wendy G. Hetson(2)              Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
William E. Hortz(2)             Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Edward Hrybenko(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian F. Husch(2)               Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Stephen Ilnitzki(2)             Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kathleen T. Ives(1)             Vice President &          Assistant Secretary
                                Assistant Secretary
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Shonda Rae Jaquez(2)            Assistant Vice President  None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Nivan Jaleeli                   Vice President            None
13622 E. Geronimo Rd.
Scottsdale, AZ 85259

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Eric K. Johnson(1)              Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark D. Johnson                 Vice President            None
15792 Scenic Green Court
Chesterfield, MO 63017
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Christina J. Keller(2)          Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Keogh(2)                Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lisa Klassen(1)                 Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Richard Klein                   Senior Vice President     None
4820 Fremont Avenue South
Minneapolis, MN 55419

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard Knott(1)                Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brent A. Krantz                 Senior Vice President     None
61500 Tam McArthur Loop
Bend, OR 97702

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David T. Kuzia                  Vice President            None
19102 Miranda Circle
Omaha, NE 68130
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Tracey Lange(2)                 Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Paul R. LeMire                  Vice President            None
7 Cormorant Drive
Middletown, NJ 07748

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Eric J. Liberman(2)             Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Malissa Lischin(2)              Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

James V. Loehle(2)              Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Thomas Loncar(1)                Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Montana W. Low                  Vice President            None
1636 N. Wells Street, Apt. 3411

Chicago, IL 60614
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Craig Lyman                     Vice President            None
3930 Swenson St. #502
Las Vegas, NV 89119

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John J. Lynch                   Vice President            None
6325 Bryan Parkway
Dallas, TX 75214
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael Malik                   Vice President            None
546 Idylberry Road
San Rafael, CA 94903

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Steven C. Manns                 Vice President            None
1627 N. Hermitage Avenue
Chicago, IL 60622
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Todd A. Marion(2)               Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
LuAnn Mascia(2)                 Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Theresa-Marie Maynier           Vice President            None
2421 Charlotte Drive
Charlotte, NC 28203
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John C. McDonough               Vice President            None
2 Leland Ct.
Chevy Chase, MD 20815

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kent C. McGowan                 Vice President            None
9510 190th Place SW

Edmonds, WA 98020
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brian F. Medina(1)              Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Daniel Melehan                  Vice President            None
906 Bridgeport Court
San Marcos, CA 92069
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark Mezzanotte                 Vice President            None
16 Cullen Way
Exeter, NH 03833
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Clint Modler(1)                 Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert Moser((1))               Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David W. Mountford              Vice President            None
7820 Banyan Terrace
Tamarac, FL 33321
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Gzim Muja                       Vice President            None
269 S. Beverly Dr. #807
Beverly Hills, CA 90212

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John V. Murphy(2)               Director                  President & Trustee

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Wendy Jean Murray               Vice President            None
32 Carolin Road
Upper Montclair, NJ 07043
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John S. Napier                  Vice President            None
17 Hillcrest Ave.
Darien, CT 06820

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Christina Nasta(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kevin P. Neznek(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Bradford Norford                Vice President            None
3914 Easton Sq. Pl.
Columbus, OH 43219

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Alan Panzer                     Vice President            None
6755 Ridge Mill Lane
Atlanta, GA 30328
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael Park(2)                 Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brian C. Perkes                 Vice President            None
6 Lawton Ct.
Frisco, TX 75034

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Charles K. Pettit(2)            Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Andrew Pizza(2)                 Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Elaine M. Puleo-Carter(2)       Senior Vice President     None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Minnie Ra                       Vice President            None
100 Dolores Street, #203
Carmel, CA 93923
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Dusting Raring                  Vice President            None
27 Blakemore Drive

Ladera Ranch, CA 92797
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael A. Raso(2)              Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Richard Rath                    Vice President            None
46 Mt. Vernon Ave.

Alexandria, VA 22301
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ruxandra Risko(2)               Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David R. Robertson(2)           Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Nicole Robbins(2)               Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Ian M. Roche                    Vice President            None
7070 Bramshill Circle
Bainbridge, OH 44023

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kenneth A. Rosenson             Vice President            None
24753 Vantage Pt. Terrace
Malibu, CA 90265
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James H. Ruff(2)                President & Director      None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Matthew Rutig                   Vice President            None
199 North Street
Ridgefield, CT 06877
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
William R. Rylander             Vice President            None
85 Evergreen Road
Vernon, CT 06066
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas Sabow                    Vice President            None
6617 Southcrest Drive
Edina, MN 55435
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Saunders                   Vice President            None
911 North Orange Avenue #401
Orlando, FL 32801
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jill Schmitt(2)                 Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas Schmitt(2)               Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
William Schories(2)             Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Charles F. Scully               Vice President            None
125 Cypress View Way
Apex, NC 27502

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Eric Sharp                      Vice President            None
862 McNeill Circle
Woodland, CA 95695
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

William Sheluck(2)              Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Debbie A. Simon                 Vice President            None
55 E. Erie St., #4404
Chicago, IL 60611

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Bryant Smith                    Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Douglas Bruce Smith             Vice President            None
8927 35th Street W.
University Place, WA 98466
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Spensley                   Vice President            None
2000 Rhettsbury Street

Carmel, IN 46032
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Alfred St. John(2)              Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Bryan Stein                     Vice President            None
8 Longwood Rd.
Voorhees, NJ 08043

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Stoma(2)                   Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Wayne Strauss(3)                Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian C. Summe                  Vice President            None
2479 Legends Way
Crestview Hills, KY 41017
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Sussman(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

George T. Sweeney               Senior Vice President     None
5 Smokehouse Lane

Hummelstown, PA 17036
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James Taylor(2)                 Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Martin Telles(2)                Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David G. Thomas                 Vice President            None
16628 Elk Run Court
Leesburg, VA 20176
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Barrie L. Tiedemann             Vice President            None
2592 S. Belvoir Blvd.
University Heights, OH 44118
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mark S. Vandehey(1)             Vice President and Chief  Vice President and
                                Compliance Officer        Chief Compliance
                                                          Officer

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Vincent Vermete(2)              Assistant Vice President  None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Elaine Villas(2)                Assistant Vice President  None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Rachel Walkey(2)                Assistant Vice President  None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Cynthia Walloga(2)              Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kenneth Lediard Ward            Vice President            None
1400 Cottonwood Valley Circle
N.
Irving, TX 75038
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Teresa Ward(1)                  Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael J. Weigner              Vice President            None
4905 W. San Nicholas Street
Tampa, FL 33629
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Donn Weise                      Vice President            None
3249 Earlmar Drive
Los Angeles, CA 90064
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Chris Werner(1)                 Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Catherine White(2)              Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Donna Winn(2)                   Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Philip Witkower(2)              Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Cary Patrick Wozniak            Vice President            None
18808 Bravata Court
San Diego, CA 92128
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Charles Young              Vice President            None
3914 Southwestern
Houston, TX 77005
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jill Zachman(2)                 Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert G. Zack(2)               General Counsel &         Secretary
                                Director
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Steven Zito(1)                  Vice President            None

---------------------------------------------------------------------------------

(1)6803 South Tucson Way, Centennial, CO 80112-3924
(2)Two World Financial  Center,  225 Liberty Street,  11th Floor, New York, NY
10281-1008
(3)350 Linden Oaks, Rochester, NY 14623

(c)   Not applicable.

Item 28. Location of Accounts and Records
-----------------------------------------

The  accounts,  books  and  other  documents  required  to  be  maintained  by
Registrant  pursuant to Section  31(a) of the  Investment  Company Act of 1940
and rules  promulgated  thereunder are in the possession of  OppenheimerFunds,
Inc. at its offices at 6803 South Tucson Way, Centennial, Colorado 80112.

Item 29. Management Services
----------------------------

Not applicable

Item 30. Undertakings
---------------------

Not applicable.

                                  SIGNATURES

Pursuant  to  the  requirements  of the  Securities  Act of  1933  and/or  the
Investment   Company  Act  of  1940,  the  Registrant  has  duly  caused  this
Registration  Statement  to be  signed  on  its  behalf  by  the  undersigned, thereunto  duly  authorized,  in the City of New York and State of New York on
the 27th day of September, 2005.

                                    OPPENHEIMER MONEY MARKET FUND, INC.

                                    By: /s/ John V. Murphy*

                                    ----------------------------------------------
                                    John V. Murphy, President,
                                    Principal Executive Officer & Director

Pursuant to the requirements of the Securities Act of 1933, this  Registration
Statement has been signed below by the following  persons in the capacities on the dates indicated:

Signatures                          Title                   Date
----------                          -----                   ----

/s/ Clayton K. Yeutter*      Chairman of the

---------------------------  Board of Directors       September 27, 2005
Clayton K.Yeutter

/s/ John V. Murphy*          President, Principal

--------------------------   Executive Officer        September 27, 2005
John V. Murphy               & Director

/s/ Brian W. Wixted*         Treasurer, Principal     September 27, 2005
-------------------------    Financial and
Brian W. Wixted              Accounting Officer

/s/ Robert G. Galli*         Director                 September 27, 2005

--------------------
Robert G. Galli

/s/ Phillip A. Griffiths*    Director                 September 27, 2005

----------------------
Phillip A. Griffiths

/s/ Mary F. Miller*          Director                 September 27, 2005

------------------------------------------------------------------------------
Mary F. Miller

/s/ Joel W. Motley*          Director                 September 27, 2005

--------------------
Joel W. Motley

/s/ Kenneth A. Randall*      Director                 September 27, 2005

-------------------------
Kenneth A. Randall

/s/ Russell S. Reynolds, Jr.*                                   Director
September 27, 2005

----------------------------
Russell S. Reynolds, Jr.

/s/ Joseph M. Wikler*        Director                 September 27, 2005
----------------------------
Joseph M. Wikler

/s/ Peter I. Wold*           Director                 September 27, 2005
----------------------------
Peter I. Wold

*By: /s/ Robert G. Zack
    -----------------------------------------
    Robert G. Zack, Attorney-in-Fact

                     OPPENHEIMER MONEY MARKET FUND, INC.

                       Post-Effective Amendment No. 68

                      Registration Statement No. 2-49887

                                EXHIBIT INDEX
                                -------------

Exhibit No.       Description
-----------       -----------

23(o)(iv)                            Power of Attorney for:
                   Joseph M. Wikler and Peter I. Wold
>